UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3
This Form N-CSR relates solely to the Registrant’s PGIM Real Assets Fund and PGIM Global Dynamic Bond Fund (the “Funds”)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	10/31/2019

Item 1 – Reports to Stockholders

PGIM REAL ASSETS FUND

ANNUAL REPORT

OCTOBER 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term real return

Highlights (unaudited)

•

Tactically, an underweight to commodities, in favor of an off-benchmark allocation to gold, benefited the Fund as the broad commodity markets posted negative returns for the period while gold saw large positive returns.

•	An off-benchmark allocation to global infrastructure stocks added value as this market segment significantly outperformed the blended benchmark.

•	Tactically, an off-benchmark allocation to master limited partnerships (MLPs) detracted from Portfolio performance, as the asset class declined roughly 6% for the period.

•	In addition, an off-benchmark allocation to global natural resource stocks detracted as this market segment experienced poor returns over the period.

This report presents the consolidated results of the PGIM Real Assets Fund and the PGIM Real Assets Subsidiary, Ltd.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Real Assets Fund	3

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Letter from the President

Dear Shareholder:

We hope you find the annual report for the PGIM Real Assets Fund informative and useful. The report covers performance for the 12-month period that ended October 31, 2019.

While the US economy remained healthy, with rising corporate profits and strong job growth, the Federal Reserve cut interest rates three times in the latter half of the period. The cuts were a proactive attempt by the Fed to extend the longest domestic economic expansion on record as growth in many regions weakened. China in particular showed signs of slowing amid trade tensions with the US, and turmoil in the United Kingdom continued as it negotiates an exit from the European Union.

The interest-rate cuts helped boost the performance of stocks globally. For the period overall, large-cap US equities along with stocks in developed and emerging foreign markets all rose by double digits. Small-cap US stocks posted a single-digit gain. This positive performance came despite significant volatility early in the period. Equities plunged at the end of 2018 on concerns about China’s economy, a potential global trade war, higher interest rates, and worries that profit growth might slow. Stocks reversed course early in 2019, rising sharply after the Fed moderated its position on additional rate hikes for the remainder of the year.

The overall US bond market posted strong returns during the period on a significant rally in interest rates that saw the 10-year US Treasury yield decline from over 3% to under 2%. Investment-grade corporate bonds led the way with a double-digit gain, while corporate high yield and municipal bonds each had a return in the high single digits. Globally, bonds in developed markets delivered strong returns, and emerging markets debt rose by double digits.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This scale and investment expertise allow us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Real Assets Fund

December 16, 2019

PGIM Real Assets Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 10/31/19 (with sales charges)
	One Year (%)	Five Years (%)	Since Inception (%)
Class A	4.47	–0.73	1.02 (12/30/10)
Class B	4.45	–0.64	0.86 (12/30/10)
Class C	8.75	–0.34	0.91 (12/30/10)
Class Z	10.94	0.68	1.94 (12/30/10)
Class R6	11.15	N/A	1.08 (1/23/15)
Customized Blend Index
	9.35	0.85	—
Bloomberg Barclays US TIPS Index
	8.96	2.33	—

	Average Annual Total Returns as of 10/31/19 (without sales charges)
	One Year (%)	Five Years (%)	Since Inception (%)
Class A	10.55	0.40	1.66 (12/30/10)
Class B	9.45	–0.45	0.86 (12/30/10)
Class C	9.75	–0.34	0.91 (12/30/10)
Class Z	10.94	0.68	1.94 (12/30/10)
Class R6	11.15	N/A	1.08 (1/23/15)
Customized Blend Index
	9.35	0.85	—
Bloomberg Barclays US TIPS Index
	8.96	2.33	—

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Growth of a $10,000 Investment (unaudited)

The graph compares a $10,000 investment in the Fund’s Class Z shares with a similar investment in the Customized Blend Index and Bloomberg Barclays US TIPS Index, by portraying the initial account values at the commencement of operations for Class Z shares (December 30, 2010) and the account values at the end of the current fiscal year (October 31, 2019) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class Z shares only. As indicated in the tables provided earlier, performance for other share classes will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from closest month-end to the class’ inception date.

PGIM Real Assets Fund	7

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Customized Blend Index—The Customized Blend Index (Customized Blend) is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), Morgan Stanley Capital International World Real Estate Net Dividend Index (33.3%), and Bloomberg Barclays US TIPS Index (33.3%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Bloomberg Commodity Index is a diversified benchmark for the commodity futures market. It is composed of futures contracts on 19 physical commodities traded on US exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange (LME). The MSCI World Real Estate Net Dividend Index is a sub-index of the MSCI World Index and represents only securities in the GICS Real Estate Industry Group. The Net Dividend version of the MSCI World Real Estate Index reflects the impact of the maximum withholding taxes on reinvested dividends. The average annual total returns for the Customized Blend measured from the month-end closest to the inception date of the Fund’s Class A, Class B, Class C, and Class Z shares are 1.25% and 1.46% for Class R6 shares.

Bloomberg Barclays US TIPS Index—The Bloomberg Barclays US Treasury Inflation-Protected Securities Index (TIPS Index) is an unmanaged index that consists of inflation-protected securities issued by the US

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Treasury. The average annual total returns for the TIPS Index measured from the month-end closest to the inception date of the Fund’s Class A, Class B, Class C, and Class Z shares are 3.04% and 1.97% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Presentation of Fund Holdings as of 10/31/19

Ten Largest Holdings	Line of Business	% of Net Assets
PGIM Global Real Estate Fund (Class R6)	Global Real Estate	15.8%
PGIM Jennison Global Infrastructure Fund (Class R6)	Utilities/Infrastructure	12.1%
PGIM Select Real Estate Fund (Class R6)	Global Real Estate	6.6%
U.S. Treasury Inflation Indexed Bonds, TIPS, 0.125%, 01/15/23	U.S. Treasury Obligations	5.5%
U.S. Treasury Inflation Indexed Bonds, TIPS, 2.375%, 01/15/25	U.S. Treasury Obligations	3.4%
U.S. Treasury Inflation Indexed Bonds, TIPS, 0.625%, 01/15/26	U.S. Treasury Obligations	2.8%
U.S. Treasury Inflation Indexed Bonds, TIPS, 3.875%, 04/15/29	U.S. Treasury Obligations	2.8%
PGIM Jennison MLP Fund (Class R6)	Master Limited Partnerships (MLPs)	2.2%
U.S. Treasury Inflation Indexed Bonds, TIPS, 0.125%, 01/15/22	U.S. Treasury Obligations	2.0%
PGIM Jennison Natural Resources Fund (Class R6)	Natural Resources	2.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments.

PGIM Real Assets Fund	9

Strategy and Performance Overview (unaudited)

How did the Fund perform?

The PGIM Real Assets Fund’s Class Z shares returned 10.94% in the 12-month reporting period that ended October 31, 2019, outperforming the 8.96% return of the Bloomberg Barclays US TIPS Index (the Index) and the 9.35% return of the Customized Blend Index.

What were the market conditions?

•	Global economic growth continued to be weak during the period, buffeted by the powerful crosscurrents of the US-China trade war and global monetary easing.

•

The trade standoff took a toll on business confidence, industrial production, and trade flows. It weighed heavily on global manufacturing, hitting export-oriented economies—including China, Europe, and Japan—the hardest.

•

Fortunately, weakness in manufacturing did not drag down the services sector, which remained resilient. The trade war also has had less of an impact on more domestic-oriented economies like the US. As a result, there has been a pronounced divergence in growth among sectors and regions within the global economy.

•

Given the weak growth backdrop and elevated geopolitical risks, global central banks embarked on a fresh round of monetary easing during the period, aiming to stimulate growth and counter the negative effects of the trade war.

•

However, with interest rates already at, near, or below zero in many countries, the power of monetary policy may have been muted. Thus, the focus shifted to using fiscal policy as a means of stimulating growth, especially in Europe.

•

Powered by a healthy consumer, US economic growth remained resilient while eurozone growth was anemic, with Germany and Italy teetering on the edge of recession. Uncertainty over Brexit—the United Kingdom’s ongoing effort to exit the European Union—finally caught up with the UK economy, which contracted in the second quarter of 2019. Japanese economic growth was decent, but risks were tilted to the downside given weak global growth, yen appreciation, and a pending consumer tax hike.

•	Uncertainty surrounding a shifting global paradigm and its implications for global growth made for a challenging and volatile environment during the period.

What worked?

•

Tactically, an underweight to commodities, in favor of an off-benchmark allocation to gold, benefited the Fund as the broad commodity markets posted negative returns for the period while gold saw large positive returns.

•	An off-benchmark allocation to global infrastructure stocks added value as this market segment significantly outperformed the blended benchmark.

•	The Jennison Global Infrastructure, Jennison MLP, and PREI Global REIT funds all outperformed their respective benchmarks, a tailwind for performance.

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What didn’t work?

•	Tactically, an off-benchmark allocation to master limited partnerships (MLPs) detracted from Fund performance, as the asset class declined roughly 6% for the period.

•	In addition, an off-benchmark allocation to global natural resource stocks detracted as this market segment experienced poor returns over the period.

•	The Jennison Natural Resources Fund detracted from performance, as it trailed its respective benchmark by a sizable margin.

Did the Fund use derivatives?

•

The Fund did not utilize any derivative instruments at the aggregate level, although the underlying subadvisors may, as is permitted in managing their respective strategies. Specifically, both the QMA Gold sleeve and the QMA Commodity sleeve utilize futures in obtaining exposure to various commodity markets. The Fund’s use of derivatives did not have a material effect on performance.

•

The QMA Commodity sleeve closely tracks the Bloomberg Commodity Index, a diversified benchmark for the commodity futures markets composed of futures contracts on 22 physical commodities. The QMA Commodity sleeve exhibits a performance profile similar to this index and, as such, is comprised entirely of near-dated futures contracts. Derivatives are core holdings of this portfolio and are not an off-benchmark position. There is no additional impact of holding derivatives beyond the core investment mandate.

•

The QMA Gold sleeve closely tracks the price of gold. Similar to the broader commodity investment complex, this is achieved by purchasing futures contracts for one physical commodity—gold. As such, there is no additional impact of holding derivatives beyond tracking the gold near-dated futures price.

Current outlook

•

The Fund seeks long-term real return by investing in MLPs, real estate, utilities/infrastructure, commodities, natural resources, fixed income, and gold/defensive. The Fund may be suited to those seeking greater diversification and a potential hedge against rising interest rates and inflation.

•

The greatest threat to the global economy is an escalation of the US-China trade war, which likely would lead to an even deeper downturn in global manufacturing. In turn, this could progressively weaken the healthier components of the global economy, namely the services sector and US consumer spending. A more constructive scenario for risky assets would involve a tamping down of these geopolitical risks and any sign that monetary stimulus has reaccelerated global growth.

•	Given this backdrop, there is potential for significant market swings between now and year-end.

PGIM Real Assets Fund	11

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended October 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

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and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Real Assets Fund		Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,043.30	1.31%	$6.75
	Hypothetical	$1,000.00	$1,018.60	1.31%	$6.67
Class B	Actual	$1,000.00	$1,036.70	2.20%	$11.29
	Hypothetical	$1,000.00	$1,014.12	2.20%	$11.17
Class C	Actual	$1,000.00	$1,038.80	2.01%	$10.33
	Hypothetical	$1,000.00	$1,015.07	2.01%	$10.21
Class Z	Actual	$1,000.00	$1,044.20	0.96%	$4.95
	Hypothetical	$1,000.00	$1,020.37	0.96%	$4.89
Class R6	Actual	$1,000.00	$1,045.70	0.85%	$4.38
	Hypothetical	$1,000.00	$1,020.92	0.85%	$4.33

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2019, and divided by the 365 days in the Fund’s fiscal year ended October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Real Assets Fund	13

Consolidated Schedule of Investments

as of October 31, 2019

Description			Shares	Value
LONG-TERM INVESTMENTS 73.6%

AFFILIATED MUTUAL FUNDS 38.7%
PGIM Global Real Estate Fund (Class R6)			567,232	$15,564,844
PGIM Jennison Global Infrastructure Fund (Class R6)			812,764	11,915,113
PGIM Jennison MLP Fund (Class R6)			349,041	2,171,035
PGIM Jennison Natural Resources Fund (Class R6)			62,237	1,920,024
PGIM Select Real Estate Fund (Class R6)			500,021	6,500,276

TOTAL AFFILIATED MUTUAL FUNDS (cost $32,364,374)(w)				38,071,292

EXCHANGE-TRADED FUND 1.5%
VanEck Vectors Gold Miners ETF (cost $1,433,585)			50,900	1,432,835

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS 33.4%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	1,764	1,750,592
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22	2,001	1,986,982
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	5,469	5,434,709
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	1,359	1,363,385
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	685	693,326
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	109	111,876
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	2,732	2,802,371
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	223	227,113
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	741	772,416
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	279	296,776
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	786	846,039
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	579	639,687
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	697	774,422
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	1,097	1,103,473
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	699	830,499
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	1,408	1,582,968
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	1,331	1,476,282
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	421	554,235
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	269	357,439
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25	2,981	3,312,700
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	1,043	1,204,074
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	1,362	1,645,657
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	145	199,208
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	151	193,215

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	15

Consolidated Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875%	04/15/29	2,052	$2,749,245

TOTAL U.S. TREASURY OBLIGATIONS (cost $31,932,005)				32,908,689

TOTAL LONG-TERM INVESTMENTS (cost $65,729,964)				72,412,816

			Shares

SHORT-TERM INVESTMENTS 26.8%

AFFILIATED MUTUAL FUND 3.4%
PGIM Core Ultra Short Bond Fund (cost $3,370,267)(w)			3,370,267	3,370,267

UNAFFILIATED MUTUAL FUND 9.8%
Dreyfus Treasury Securities Cash Management (cost $9,589,752)(bb)			9,589,752	9,589,752

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(bb)(k)(n) 13.6%
U.S. Treasury Bills	1.879%	12/19/19	10,900	10,879,142
U.S. Treasury Bills	1.885	12/19/19	50	49,904
U.S. Treasury Bills	1.890	12/19/19	50	49,904
U.S. Treasury Bills	1.919	12/19/19	400	399,220
U.S. Treasury Bills	1.919	12/19/19	2,000	1,996,173

TOTAL U.S. TREASURY OBLIGATIONS (cost $13,366,454)				13,374,343

TOTAL SHORT-TERM INVESTMENTS (cost $26,326,473)				26,334,362

TOTAL INVESTMENTS 100.4% (cost $92,056,437)				98,747,178
Liabilities in excess of other assets(z) (0.4)%				(355,727)

NET ASSETS 100.0%				$98,391,451

Below is a list of the abbreviation(s) used in the annual report:

ETF—Exchange-Traded Fund

See Notes to Consolidated Financial Statements.

16

LIBOR—London Interbank Offered Rate

LME—London Metal Exchange

MLP—Master Limited Partnership

OTC—Over-the-counter

PRI—Primary Rate Interface

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending

TIPS—Treasury Inflation-Protected Securities

ULSD—Ultra-Low Sulfur Diesel

WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:

Commodity Futures contracts outstanding at October 31, 2019(1):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
	Long Positions:
16	Brent Crude	Jan. 2020	$953,920	$(8,916)
3	Coffee ’C’	Dec. 2019	114,694	3,293
17	Copper	Dec. 2019	1,121,150	30,503
43	Corn	Dec. 2019	838,500	39,043
9	Cotton No. 2	Dec. 2019	289,980	11,359
5	Gasoline RBOB	Jan. 2020	330,078	(5,257)
74	Gold 100 OZ	Dec. 2019	11,209,520	456,154
6	Hard Red Winter Wheat	Dec. 2019	125,925	4,239
10	Lean Hogs	Dec. 2019	264,000	(9,503)
15	Live Cattle	Dec. 2019	703,350	42,681
6	LME Nickel	Nov. 2019	600,876	(43,951)
16	LME PRI Aluminum	Nov. 2019	704,600	(23,451)
11	LME Zinc	Nov. 2019	694,375	43,415
5	Low Sulphur Gas Oil	Nov. 2019	283,500	616
30	Natural Gas	Jan. 2020	819,600	59,350
13	No. 2 Soft Red Winter Wheat	Dec. 2019	330,688	12,877
3	NY Harbor ULSD	Jan. 2020	235,406	(9,643)
30	Silver	Dec. 2019	2,710,050	28,884
11	Soybean	Jan. 2020	512,737	(8,695)
13	Soybean Meal	Dec. 2019	395,720	(9,920)
11	Soybean Oil	Dec. 2019	202,950	7,785
19	Sugar #11 (World)	Mar. 2020	265,574	(3,441)
19	WTI Crude	Dec. 2019	1,029,420	24,653

				642,075

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	17

Consolidated Schedule of Investments (continued)

as of October 31, 2019

Commodity Futures contracts outstanding at October 31, 2019(1) (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
	Short Positions:
4	LME PRI Aluminum	Nov. 2019	$176,150	$(1,388)
2	LME Zinc	Nov. 2019	126,250	(1,019)

				(2,407)

				$639,668

(1)	Represents positions held in the Cayman Subsidiary.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Credit Suisse Securities (USA) LLC	$—	$1,996,173
Morgan Stanley & Co. LLC	—	499,043

Total	$—	$2,495,216

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$41,441,559	$—	$—
Exchange-Traded Fund	1,432,835	—	—

See Notes to Consolidated Financial Statements.

18

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
U.S. Treasury Obligations	$—	$46,283,032	$—
Unaffiliated Mutual Fund	9,589,752	—	—

Total	$52,464,146	$46,283,032	$—

Other Financial Instruments*
Assets
Commodity Futures Contracts	$764,852	$—	$—

Liabilities
Commodity Futures Contracts	$(125,184)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Fund Composition:

The fund composition of investments (excluding derivatives) and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2019 were as follows (unaudited):

U.S. Treasury Obligations	47.0%
Global Real Estate	22.4
Utilities/Infrastructure	12.1
Unaffiliated Mutual Fund	9.8
Core Ultra Short Bond	3.4
Master Limited Partnerships (MLPs)	2.2
Natural Resources	2.0
Exchange-Traded Fund	1.5

100.4
Liabilities in excess of other assets	(0.4)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is commodity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	19

Consolidated Schedule of Investments (continued)

as of October 31, 2019

Fair values of derivative instruments as of October 31, 2019 as presented in the Consolidated Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker—variation margin futures	$764,852	*	Due from/to broker—variation margin futures	$125,184	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

The effects of derivative instruments on the Consolidated Statement of Operations for the year ended October 31, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$(1,102,441)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$1,538,675

For the year ended October 31, 2019, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$23,839,932	$345,446

(1)	Notional Amount in USD.

See Notes to Consolidated Financial Statements.

20

Consolidated Statement of Assets and Liabilities

as of October 31, 2019

Assets
Investments at value:
Unaffiliated investments (cost $56,321,796)	$57,305,619
Affiliated investments (cost $35,734,641)	41,441,559
Receivable for investments sold	1,565,026
Due from broker—variation margin futures	139,030
Dividends and interest receivable	98,478
Receivable for Fund shares sold	10,340
Prepaid expenses	819

Total Assets	100,560,871

Liabilities
Payable for investments purchased	1,783,771
Payable for Fund shares reacquired	160,923
Accrued expenses and other liabilities	86,966
Management fee payable	54,494
Due to broker—variation margin futures	47,936
Deposit due to broker for centrally cleared/exchange-traded derivatives	26,394
Affiliated transfer agent fee payable	6,252
Distribution fee payable	2,501
Dividends payable	183

Total Liabilities	2,169,420

Net Assets	$98,391,451

Net assets were comprised of:
Shares of beneficial interest, at par	$10,094
Paid-in capital in excess of par	104,090,605
Total distributable earnings (loss)	(5,709,248)

Net assets, October 31, 2019	$98,391,451

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	21

Consolidated Statement of Assets and Liabilities

as of October 31, 2019

Class A
Net asset value and redemption price per share,
($4,719,284 ÷ 484,732 shares of beneficial interest issued and outstanding)	$9.74
Maximum sales charge (5.50% of offering price)	0.57

Maximum offering price to public	$10.31

Class B
Net asset value, offering price and redemption price per share,
($160,843 ÷ 16,588 shares of beneficial interest issued and outstanding)	$9.70

Class C
Net asset value, offering price and redemption price per share,
($1,486,152 ÷ 153,517 shares of beneficial interest issued and outstanding)	$9.68

Class Z
Net asset value, offering price and redemption price per share,
($64,494,741 ÷ 6,614,181 shares of beneficial interest issued and outstanding)	$9.75

Class R6
Net asset value, offering price and redemption price per share,
($27,530,431 ÷ 2,824,816 shares of beneficial interest issued and outstanding)	$9.75

See Notes to Consolidated Financial Statements.

22

Consolidated Statement of Operations

Year Ended October 31, 2019

Net Investment Income (Loss)
Income
Interest income (net of inflationary and deflationary adjustments)	$1,314,694
Affiliated dividend income	1,308,978
Unaffiliated dividend income	35,995

Total income	2,659,667

Expenses
Management fee	848,330
Distribution fee(a)	34,930
Custodian and accounting fees	143,324
Transfer agent’s fees and expenses (including affiliated expense of $42,479)(a)	80,164
Audit fee	49,674
Shareholders’ reports	38,052
Registration fees(a)	29,370
Legal fees and expenses	23,374
Trustees’ fees	13,077
Miscellaneous	16,426

Total expenses	1,276,721
Less: Fee waiver and/or expense reimbursement(a)	(696,079)
Distribution fee waiver(a)	(2,719)

Net expenses	577,923

Net investment income (loss)	2,081,744

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $842,845)	1,151,583
Affiliated net capital gain distributions received	636,664
Futures transactions	(1,102,441)

685,806

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $6,249,282)	8,291,486
Futures	1,538,675
Foreign currencies	(101)

9,830,060

Net gain (loss) on investment and foreign currency transactions	10,515,866

Net Increase (Decrease) In Net Assets Resulting From Operations	$12,597,610

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	16,315	2,413	16,202	—	—
Transfer agent’s fees and expenses	11,012	1,221	2,625	65,013	293
Registration fees	5,764	5,164	5,164	5,164	8,114
Fee waiver and/or expense reimbursement	(36,701)	(6,911)	(14,368)	(388,727)	(249,372)
Distribution fee waiver	(2,719)	—	—	—	—

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	23

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,

	2019	2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,081,744	$2,912,175
Net realized gain (loss) on investment transactions	49,142	1,258,896
Affiliated net capital gain distributions received	636,664	768,609
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	9,830,060	(8,555,355)

Net increase (decrease) in net assets resulting from operations	12,597,610	(3,615,675)

Dividends and Distributions
Distributions from distributable earnings
Class A	(99,493)	(100,796)
Class B	(2,229)	(3,537)
Class C	(19,384)	(22,168)
Class Z	(1,542,321)	(1,696,003)
Class R6	(850,613)	(1,241,952)

	(2,514,040)	(3,064,456)

Tax return of capital distributions
Class A	—	(1,379)
Class B	—	(48)
Class C	—	(303)
Class Z	—	(23,205)
Class R6	—	(16,993)

	—	(41,928)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	30,131,344	17,773,621
Net asset value of shares issued in reinvestment of dividends and distributions	2,513,485	3,105,671
Cost of shares reacquired	(76,098,722)	(46,914,334)

Net increase (decrease) in net assets from Fund share transactions	(43,453,893)	(26,035,042)

Total increase (decrease)	(33,370,323)	(32,757,101)

Net Assets:
Beginning of year	131,761,774	164,518,875

End of year	$98,391,451	$131,761,774

See Notes to Consolidated Financial Statements.

24

Notes to Consolidated Financial Statements

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of six funds: PGIM Global Dynamic Bond Fund, PGIM Jennison Focused Growth Fund, PGIM QMA Large-Cap Value Fund and PGIM Strategic Bond Fund, each of which are diversified funds and PGIM QMA Global Tactical Allocation Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act. These consolidated financial statements relate only to the PGIM Real Assets Fund (the “Fund”).

The investment objective of the Fund is to seek long-term real return.

The Fund wholly owns and controls the PGIM Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. The Trust’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations (except as discussed below), and follows the same compliance policies and procedures as the Fund. The consolidated financial statements of the Fund include the financial results of the Subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Fund and the Subsidiary. These consolidated financial statements include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment objective as the Fund. The Subsidiary pursues its investment objective by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the

PGIM Real Assets Fund	25

Notes to Consolidated Financial Statements (continued)

Subsidiary are generally similar to those that are permitted to be held by the Fund’s commodity and gold/defensive asset classes and are subject to the same risks that apply to similar investments if held directly by the Fund.

The Fund’s disclosures and operations are subject to compliance with applicable regulations governing commodity pools in accordance with Commodity Futures Trading Commission rule amendments.

As of October 31, 2019, the Subsidiary had net assets of $23,031,154 representing 23.4% of the Fund’s net assets.

1. Accounting Policies

The Fund and the Subsidiary (collectively hereafter, the “Fund”) follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its consolidated financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

26

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Consolidated Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed

PGIM Real Assets Fund	27

Notes to Consolidated Financial Statements (continued)

reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held

28

at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward currency transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Commodities: The Fund gains exposure to commodity markets through direct investment of the Fund’s assets or through the Subsidiary. The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary may invest in commodity investments without limit. The Fund invests in the Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund may invest directly in commodity-linked structured notes (CLNs). The Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs) whose returns are linked to commodities or commodity indices within the limit of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Inflation-Protected Securities: The Fund invests in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to

PGIM Real Assets Fund	29

Notes to Consolidated Financial Statements (continued)

inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

Financial/Commodity Futures Contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Consolidated Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The Fund invested in commodity futures contracts in order to hedge or gain exposure to commodity markets. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include

30

distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into subadvisory agreements with QMA LLC (“QMA”) (formerly known as Quantitative Management Associates, LLC) and PGIM, Inc. (on behalf of its PGIM Fixed Income unit). The subadvisory agreements provide that the Subadvisers furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadvisers are obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, The Manager pays the cost of compensation of officers

PGIM Real Assets Fund	31

Notes to Consolidated Financial Statements (continued)

of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.60% of the Fund’s average daily net assets up to and including $3 billion, 0.58% on the next $2 billion of average daily net assets, 0.57% on the next $5 billion of average daily net assets and 0.56% of the average daily net assets in excess of $10 billion (including the Subsidiary). The effective consolidated management fee rate before any waivers and/or expense reimbursements was 0.72% for the year ended October 31, 2019.

The Manager has contractually agreed, through February 28, 2021, to limit net annual operating expenses and acquired fund fees and expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including acquired fund dividend and interest expense on short sales), brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses (including acquired fund taxes), transfer agency expenses (including sub-transfer agency and networking fees), and extraordinary expenses) of each class of shares to 0.85% of the Fund’s average daily net assets. Separately, the Manager has contractually agreed, through February 28, 2021 to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 2.20% of average daily net assets for Class B shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses) extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Subsidiary has entered into a separate management agreement with the Manager whereby the Manager provides advisory and other services to the Subsidiary substantially similar to the services provided by the Manager to the Fund as discussed above. In consideration for these services, the Subsidiary pays the Manager a monthly fee at the annual rate of 0.60% of the Subsidiary’s average daily net assets up to and including $3 billion, 0.58% on the next $2 billion of average daily net assets, 0.57% on the next $5 billion of average daily net assets and 0.56% of the average daily net assets in excess of $10 billion. The Manager has contractually agreed to waive any management fee it receives

32

from the Fund in an amount equal to the management fees paid by the Subsidiary. This waiver will remain in effect for so long as the Fund remains invested or intends to invest in the Subsidiary. The Manager also has entered into two separate Subadvisory Agreements with QMA and PGIM, Inc. relating to the Subsidiary.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively. PIMS has contractually agreed through February 28, 2021 to limit such fees to 0.25% of the average daily net assets of Class A shares.

For the year ended October 31, 2019, PIMS received $3,228 in front-end sales charges resulting from sales of Class A shares. Additionally, for the year ended October 31, 2019, PIMS received $304 and $77 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM, Inc., PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Consolidated Statement of Operations as “Affiliated dividend income”.

PGIM Real Assets Fund	33

Notes to Consolidated Financial Statements (continued)

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the year ended October 31, 2019, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended October 31, 2019, were $29,106,884 and $67,869,748, respectively. The aggregate cost of purchases and proceeds from sale of U.S. government securities represent $27,193,257 and $30,341,540, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended October 31, 2019, is presented as follows:

Affiliated mutual funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales		Change in Unrealized Gain (Loss)
PGIM Core Ultra Short Bond Fund*	$496,640	$54,247,544	$51,373,917		$—
PGIM Floating Rate Income Fund (Class R6)*	3,438,872	17,600	3,396,664		26,891
PGIM Global Real Estate Fund (Class R6)	32,311,603	9,941,323	31,313,600		3,072,120
PGIM Jennison Global Infrastructure Fund (Class R6)*	13,909,191	6,008,817	10,439,600		2,353,880
PGIM Jennison MLP Fund (Class R6)*	13,080,131	1,212,859	12,379,759	**	924,979
PGIM Jennison Natural Resources Fund (Class R6)*	9,025,601	3,852,859	10,373,800		(545,132)
PGIM Select Real Estate Fund (Class R6)*	—	6,083,732	—		416,544

	$72,262,038	$81,364,734	$119,277,340		$6,249,282

Affiliated mutual funds	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distrib.
PGIM Core Ultra Short Bond Fund*	$—	$3,370,267	3,370,267	$43,488	$—
PGIM Floating Rate Income Fund (Class R6)*	(86,699)	—	—	16,769	—
PGIM Global Real Estate Fund (Class R6)	1,553,398	15,564,844	567,232	844,759	636,664
PGIM Jennison Global Infrastructure Fund (Class R6)*	82,825	11,915,113	812,764	279,017	—
PGIM Jennison MLP Fund (Class R6)*	(667,175)	2,171,035	349,041	—	—
PGIM Jennison Natural Resources Fund (Class R6)*	(39,504)	1,920,024	62,237	113,859	—
PGIM Select Real Estate Fund (Class R6)*	—	6,500,276	500,021	11,086	—

34

Affiliated mutual funds	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distrib.
	$842,845	$41,441,559		$1,308,978	$636,664

*	The Funds did not have any capital gain distributions during the reporting period.
**	Amount includes return of capital distribution.

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date.

For the year ended October 31, 2019, the tax character of dividends paid by the Fund was $2,514,040 of ordinary income. For the year ended October 31, 2018, the tax character of dividends paid by the Fund were $2,452,480 of ordinary income, $611,976 of long-term capital gains and $41,928 of tax return of capital.

As of October 31, 2019, the accumulated undistributed earnings on a tax basis were $27,349 of ordinary income and $557,378 of long-term capital gains.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of October 31, 2019 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$105,680,638	$7,373,442	$(13,667,234)	$(6,293,792)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and the tax treatment of the investment in the Subsidiary.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A

PGIM Real Assets Fund	35

Notes to Consolidated Financial Statements (continued)

special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6.

As of October 31, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 5,276,350 Class Z shares and 2,107,983 Class R6 shares of the Fund. At reporting period end, four shareholders of record, each holding greater than 5% of the Fund, held 73% of the Fund’s outstanding shares, of which all were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended October 31, 2019:
Shares sold	65,539	$614,772
Shares issued in reinvestment of dividends and distributions	10,744	99,493
Shares reacquired	(209,889)	(1,990,315)

Net increase (decrease) in shares outstanding before conversion	(133,606)	(1,276,050)
Shares issued upon conversion from other share class(es)	22,582	211,672
Shares reacquired upon conversion into other share class(es)	(15,541)	(142,434)

Net increase (decrease) in shares outstanding	(126,565)	$(1,206,812)

Year ended October 31, 2018:
Shares sold	106,623	$1,009,366
Shares issued in reinvestment of dividends and distributions	10,827	102,175
Shares reacquired	(223,252)	(2,117,056)

Net increase (decrease) in shares outstanding before conversion	(105,802)	(1,005,515)
Shares issued upon conversion from other share class(es)	10,906	103,826
Shares reacquired upon conversion into other share class(es)	(4,062)	(38,361)

Net increase (decrease) in shares outstanding	(98,958)	$(940,050)

36

Class B	Shares	Amount
Year ended October 31, 2019:
Shares issued in reinvestment of dividends and distributions	246	$2,229
Shares reacquired	(4,827)	(44,837)

Net increase (decrease) in shares outstanding before conversion	(4,581)	(42,608)
Shares reacquired upon conversion into other share class(es)	(14,880)	(137,276)

Net increase (decrease) in shares outstanding	(19,461)	$(179,884)

Year ended October 31, 2018:
Shares issued in reinvestment of dividends and distributions	379	$3,585
Shares reacquired	(7,597)	(71,453)

Net increase (decrease) in shares outstanding before conversion	(7,218)	(67,868)
Shares reacquired upon conversion into other share class(es)	(9,905)	(93,876)

Net increase (decrease) in shares outstanding	(17,123)	$(161,744)

Class C
Year ended October 31, 2019:
Shares sold	5,695	$49,825
Shares issued in reinvestment of dividends and distributions	2,121	19,384
Shares reacquired	(43,562)	(400,273)

Net increase (decrease) in shares outstanding before conversion	(35,746)	(331,064)
Shares reacquired upon conversion into other share class(es)	(10,437)	(98,896)

Net increase (decrease) in shares outstanding	(46,183)	$(429,960)

Year ended October 31, 2018:
Shares sold	2,310	$21,509
Shares issued in reinvestment of dividends and distributions	2,360	22,259
Shares reacquired	(77,306)	(730,263)

Net increase (decrease) in shares outstanding before conversion	(72,636)	(686,495)
Shares reacquired upon conversion into other share class(es)	(5,283)	(49,992)

Net increase (decrease) in shares outstanding	(77,919)	$(736,487)

Class Z
Year ended October 31, 2019:
Shares sold	533,310	$4,967,319
Shares issued in reinvestment of dividends and distributions	166,518	1,541,766
Shares reacquired	(2,929,292)	(26,655,264)

Net increase (decrease) in shares outstanding before conversion	(2,229,464)	(20,146,179)
Shares issued upon conversion from other share class(es)	18,076	166,934

Net increase (decrease) in shares outstanding	(2,211,388)	$(19,979,245)

Year ended October 31, 2018:
Shares sold	1,222,676	$11,643,262
Shares issued in reinvestment of dividends and distributions	182,000	1,718,707
Shares reacquired	(1,553,275)	(14,778,664)

Net increase (decrease) in shares outstanding before conversion	(148,599)	(1,416,695)
Shares issued upon conversion from other share class(es)	8,240	78,403

Net increase (decrease) in shares outstanding	(140,359)	$(1,338,292)

PGIM Real Assets Fund	37

Notes to Consolidated Financial Statements (continued)

Class R6	Shares	Amount
Year ended October 31, 2019:
Shares sold	2,692,983	$24,499,428
Shares issued in reinvestment of dividends and distributions	92,281	850,613
Shares reacquired	(4,950,846)	(47,008,033)

Net increase (decrease) in shares outstanding	(2,165,582)	$(21,657,992)

Year ended October 31, 2018:
Shares sold	535,934	$5,099,484
Shares issued in reinvestment of dividends and distributions	133,100	1,258,945
Shares reacquired	(3,086,317)	(29,216,898)

Net increase (decrease) in shares outstanding	(2,417,283)	$(22,858,469)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 – 10/2/2019
Total Commitment	$ 900 million	$ 900 million
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended October 31, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

38

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered as an investment company under the 1940 Act, and, unless otherwise noted in Fund’s Prospectus, is not subject to all the investor protections of the 1940 Act. The IRS has proposed regulations that if finalized in current form would require the Subsidiary to distribute its income on an annual basis in order for such income to be considered qualifying Regulated Investment Company (“RIC”) income for tax purposes. Changes in the laws of the Cayman Islands, under which the Subsidiary is incorporated, could result in the inability of the Fund to effect its desired commodity investment strategy.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be

PGIM Real Assets Fund	39

Notes to Consolidated Financial Statements (continued)

more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Risks of Investing in Treasury Inflation Protected Securities (TIPS): The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if a Fund purchases TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, it may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period a Fund holds TIPS, a Fund may earn less on the security than on a conventional bond.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

40

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Real Assets Fund	41

Consolidated Financial Highlights

Class A Shares
	Year Ended October 31,				Eight Months Ended October 31,	Year Ended February 28,
	2019	2018	2017	2016	2015(a)	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.98	$9.44	$9.36	$9.36	$10.15	$10.64
Income (loss) from investment operations:
Net investment income (loss)	0.13	0.14	0.12	0.07	0.05	0.11
Net realized and unrealized gain (loss) on investment transactions	0.81	(0.44)	0.12	0.04	(0.75)	0.12
Total from investment operations	0.94	(0.30)	0.24	0.11	(0.70)	0.23
Less Dividends and Distributions:
Dividends from net investment income	(0.18)	(0.16)	(0.12)	(0.08)	(0.06)	(0.13)
Tax return of capital distributions	-	- (c)	(0.04)	-	- (c)	-
Distributions from net realized gains	-	-	- (c)	(0.03)	(0.03)	(0.59)
Total dividends and distributions	(0.18)	(0.16)	(0.16)	(0.11)	(0.09)	(0.72)
Net asset value, end of period	$9.74	$8.98	$9.44	$9.36	$9.36	$10.15
Total Return(d):	10.55%	(3.25)%	2.60%	1.17%	(6.89)%	2.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,719	$5,487	$6,702	$8,260	$9,875	$11,396
Average net assets (000)	$5,438	$6,032	$7,589	$9,456	$11,060	$12,020
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.85%	0.77%	0.66%	0.65%	0.49% (g)	0.47%
Expenses before waivers and/or expense reimbursement	1.57%	1.77%	1.28%	1.29%	1.33% (g)	1.37%
Net investment income (loss)	1.43%	1.50%	1.33%	0.80%	0.82% (g)	1.00%
Portfolio turnover rate(h)	60%	77%	96%	99%	48%	67%

(a)	For the eight month period ended October 31, 2015. The Fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

42

Class B Shares
	Year Ended October 31,				Eight Months Ended October 31,		Year Ended February 28,
	2019	2018	2017	2016	2015(a)		2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.93	$9.40	$9.32	$9.34	$10.14		$10.62
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.05	0.05	- (c)	-	(c)	0.02
Net realized and unrealized gain (loss) on investment transactions	0.81	(0.44)	0.12	0.04	(0.76)		0.15
Total from investment operations	0.86	(0.39)	0.17	0.04	(0.76)		0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.09)	(0.08)	(0.07)	(0.03)	(0.01)		(0.06)
Tax return of capital distributions	-	- (c)	(0.02)	-	-	(c)	-
Distributions from net realized gains	-	-	- (c)	(0.03)	(0.03)		(0.59)
Total dividends and distributions	(0.09)	(0.08)	(0.09)	(0.06)	(0.04)		(0.65)
Net asset value, end of period	$9.70	$8.93	$9.40	$9.32	$9.34		$10.14
Total Return(d):	9.68%	(4.22)%	1.85%	0.44%	(7.45)%		1.48%

Ratios/Supplemental Data:
Net assets, end of period (000)	$161	$322	$500	$783	$1,175		$1,440
Average net assets (000)	$241	$430	$598	$945	$1,296		$1,548
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.74%	1.70%	1.41%	1.40%	1.24%	(g)	1.22%
Expenses before waivers and/or expense reimbursement	4.61%	5.58%	1.97%	1.99%	2.03%	(g)	2.07%
Net investment income (loss)	0.56%	0.56%	0.59%	0.04%	0.05%	(g)	0.23%
Portfolio turnover rate(h)	60%	77%	96%	99%	48%		67%

(a)	For the eight month period ended October 31, 2015. The Fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	43

Consolidated Financial Highlights (continued)

Class C Shares
	Year Ended October 31,				Eight Months Ended October 31,		Year Ended February 28,
	2019	2018	2017	2016	2015(a)		2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.93	$9.39	$9.32	$9.34	$10.13		$10.62
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.07	0.05	- (c)	-	(c)	0.01
Net realized and unrealized gain (loss) on investment transactions	0.79	(0.43)	0.11	0.04	(0.75)		0.15
Total from investment operations	0.86	(0.36)	0.16	0.04	(0.75)		0.16
Less Dividends and Distributions:
Dividends from net investment income	(0.11)	(0.10)	(0.07)	(0.03)	(0.01)		(0.06)
Tax return of capital distributions	-	- (c)	(0.02)	-	-	(c)	-
Distributions from net realized gains	-	-	- (c)	(0.03)	(0.03)		(0.59)
Total dividends and distributions	(0.11)	(0.10)	(0.09)	(0.06)	(0.04)		(0.65)
Net asset value, end of period	$9.68	$8.93	$9.39	$9.32	$9.34		$10.13
Total Return(d):	9.75%	(3.93)%	1.74%	0.44%	(7.36)%		1.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,486	$1,783	$2,607	$3,072	$3,817		$4,663
Average net assets (000)	$1,620	$2,178	$2,932	$3,291	$4,291		$4,320
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.56%	1.49%	1.41%	1.40%	1.24%	(g)	1.22%
Expenses before waivers and/or expense reimbursement	2.45%	2.70%	1.98%	1.99%	2.03%	(g)	2.07%
Net investment income (loss)	0.72%	0.78%	0.56%	0.02%	0.07%	(g)	0.14%
Portfolio turnover rate(h)	60%	77%	96%	99%	48%		67%

(a)	For the eight month period ended October 31, 2015. The Fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

44

Class Z Shares
	Year Ended October 31,				Eight Months Ended October 31,	Year Ended February 28,
`	2019	2018	2017	2016	2015(a)	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.99	$9.45	$9.38	$9.37	$10.17	$10.65
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.17	0.15	0.09	0.07	0.11
Net realized and unrealized gain (loss) on investment transactions	0.81	(0.44)	0.10	0.05	(0.76)	0.16
Total from investment operations	0.97	(0.27)	0.25	0.14	(0.69)	0.27
Less Dividends and Distributions:
Dividends from net investment income	(0.21)	(0.19)	(0.14)	(0.10)	(0.06)	(0.16)
Tax return of capital distributions	-	- (c)	(0.04)	-	(0.02)	-
Distributions from net realized gains	-	-	- (c)	(0.03)	(0.03)	(0.59)
Total dividends and distributions	(0.21)	(0.19)	(0.18)	(0.13)	(0.11)	(0.75)
Net asset value, end of period	$9.75	$8.99	$9.45	$9.38	$9.37	$10.17
Total Return(d):	10.94%	(2.91)%	2.74%	1.50%	(6.83)%	2.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$64,495	$79,349	$84,752	$94,614	$88,784	$99,800
Average net assets (000)	$67,444	$85,493	$94,426	$91,393	$94,841	$83,675
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.49%	0.42%	0.41%	0.40%	0.24% (g)	0.22%
Expenses before waivers and/or expense reimbursement	1.07%	0.99%	0.98%	0.99%	1.03% (g)	1.07%
Net investment income (loss)	1.76%	1.83%	1.57%	0.99%	1.06% (g)	1.07%
Portfolio turnover rate(h)	60%	77%	96%	99%	48%	67%

(a)	For the eight month period ended October 31, 2015. The Fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	45

Consolidated Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,						Eight Months Ended October 31,		January 23, 2015(a) through February 28,
	2019	2018		2017		2016	2015(b)		2015
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$8.98	$9.44		$9.37		$9.36	$10.16		$10.15
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.18		0.15		0.10	0.08		(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.82	(0.44)		0.11		0.05	(0.77)		0.05
Total from investment operations	0.99	(0.26)		0.26		0.15	(0.69)		0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.22)	(0.20)		(0.15)		(0.11)	(0.07)		-
Tax return of capital distributions	-	-	(d)	(0.04)		-	(0.01)		-
Distributions from net realized gains	-	-		-	(d)	(0.03)	(0.03)		-
Total dividends and distributions	(0.22)	(0.20)		(0.19)		(0.14)	(0.11)		-
Net asset value, end of period	$9.75	$8.98		$9.44		$9.37	$9.36		$10.16
Total Return(e):	11.15%	(2.85)%		2.83%		1.58%	(6.78)%		0.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,530	$44,822		$69,957		$65,833	$53,463		$10
Average net assets (000)	$42,776	$64,112		$71,614		$60,978	$29,985		$10
Ratios to average net assets(f)(g):
Expenses after waivers and/or expense reimbursement	0.40%	0.36%		0.32%		0.32%	0.15%	(h)	0.15%	(h)
Expenses before waivers and/or expense reimbursement	0.98%	0.92%		0.89%		0.91%	0.94%	(h)	1.06%	(h)
Net investment income (loss)	1.88%	1.93%		1.58%		1.08%	1.33%	(h)	(3.50)%	(h)
Portfolio turnover rate(i)	60%	77%		96%		99%	48%		67%

(a)	Commencement of offering.
(b)	For the eight month period ended October 31, 2015. The Fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.
(c)	Calculated based on average shares outstanding during the period.
(d)	Less than $0.005 per share.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Consolidated Financial Statements.

46

(g)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(h)	Annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	47

Report of Independent Registered Public Accounting Firm

To the Shareholders of PGIM Real Assets Fund and Board of Trustees

Prudential Investment Portfolios 3:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of PGIM Real Assets Fund and subsidiary, a series of Prudential Investment Portfolios 3, (the Fund), including the consolidated schedule of investments, as of October 31, 2019, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period ended October 31, 2019, and the related notes (collectively, the consolidated financial statements) and the consolidated financial highlights for the years or periods indicated therein. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period ended October 31, 2019, and the consolidated financial highlights for the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and consolidated financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and consolidated financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian, transfer agents, and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and consolidated financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

December 19, 2019

48

Income Tax Information (unaudited)

For the year ended October 31, 2019, the Fund reports the maximum amount allowable under Section 854 of the Internal Revenue Code, but not less than, the following percentages of the ordinary income dividends paid as 1) qualified dividend income (QDI); and 2) eligible for corporate dividends received deduction (DRD):

	QDI	DRD
PGIM Real Assets Fund	22.38%	9.48%

In January 2020, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of dividends and distributions received by you in calendar year 2019.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from Interest on federal obligations are not taxable to shareholders providing the Mutual Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 8.06% of the dividends paid by the Fund qualifies for such deduction.

Please consult your tax adviser or state/local authorities to properly report this information on your tax return. If you have any questions concerning the amounts listed above, please call your financial adviser.

PGIM Real Assets Fund	49

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 3/11/58 Board Member Portfolios Overseen: 96	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (since 2009); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 7/13/52 Board Member Portfolios Overseen: 96	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

PGIM Real Assets Fund

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 7/9/52 Board Member Portfolios Overseen: 96	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

Barry H. Evans 11/2/60 Board Member Portfolios Overseen: 95	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014– 2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 10/13/56 Board Member & Independent Chair Portfolios Overseen: 96	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

Visit our website at pgiminvestments.com

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 9/29/62 Board Member Portfolios Overseen: 95	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Synnex Corporation (since April 2019) (information technology); Independent Director, Kabbage, Inc. (since July 2018) (financial services); Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Michael S. Hyland, CFA 10/4/45 Board Member Portfolios Overseen: 96	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Brian K. Reid 9/22/61 Board Member Portfolios Overseen: 95	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

PGIM Real Assets Fund

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 6/28/59 Board Member Portfolios Overseen: 95	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 10/5/62 Board Member & President Portfolios Overseen: 96	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

Visit our website at pgiminvestments.com

Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 5/21/73 Board Member & Vice President Portfolios Overseen:96	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara 9/11/55 Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012

PGIM Real Assets Fund

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Dino Capasso 8/19/74 Chief Compliance Officer	Chief Compliance Officer (July 2019-Present) of PGIM Investments LLC; Chief Compliance Officer (July 2019-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global High Yield Fund, Inc., and PGIM High Yield Bond Fund, Inc.; Vice President and Deputy Chief Compliance Officer (June 2017-2019) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Andrew R. French 12/22/62 Secretary	Vice President of PGIM Investments LLC (December 2018-Present); formerly Vice President and Corporate Counsel (February 2010-December 2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Jonathan D. Shain 8/9/58 Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

Claudia DiGiacomo 10/14/74 Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Diana N. Huffman 4/14/82 Assistant Secretary	Vice President and Corporate Counsel (since September 2015) of Prudential; formerly Associate at Willkie Farr & Gallagher LLP (2009-2015).	Since March 2019

Kelly A. Coyne 8/8/68 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

Christian J. Kelly 5/5/75 Treasurer and Principal Financial and Accounting Officer	Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly, Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

Visit our website at pgiminvestments.com

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Lana Lomuti 6/7/67 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Russ Shupak 10/08/73 Assistant Treasurer	Vice President (since 2017) and Director (2013-2017), within PGIM Investments Fund Administration.	Since October 2019

Deborah Conway 3/26/69 Assistant Treasurer	Vice President (since 2017) and Director (2007-2017), within PGIM Investments Fund Administration.	Since October 2019

Elyse M. McLaughlin 1/20/74 Assistant Treasurer	Vice President (since 2017) and Director (2011-2017), within PGIM Investments Fund Administration.	Since October 2019

Charles H. Smith 1/11/73 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since January 2017

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

PGIM Real Assets Fund

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Real Assets Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreements with each of QMA LLC (“QMA”) and PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, QMA and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board

[1]	PGIM Real Assets Fund is a series of Prudential Investment Portfolios 3.
[2]

Grace C. Torres was an Interested Trustee of the Fund at the time the Board considered and approved the renewal of the Fund’s advisory agreements, but has since become an Independent Trustee of the Fund.

PGIM Real Assets Fund

Approval of Advisory Agreements (continued)

considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA and PGIM on behalf of its PGIM Fixed Income unit, which serve as the Fund’s subadvisers pursuant to the terms of separate subadvisory agreements with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, QMA and PGIM Fixed Income. The Board noted that QMA and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA and PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers as well as PGIM Investments’ recommendation, based on its review of each subadviser, to renew each subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, QMA and PGIM Fixed Income and also considered the qualifications, backgrounds and responsibilities of the QMA and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, QMA’s, and PGIM Fixed Income’s organizational structures, senior management, investment operations, and other relevant information

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pertaining to PGIM Investments, QMA and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, QMA and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by QMA and PGIM Fixed Income and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, QMA and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2018 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM Real Assets Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments, QMA and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by QMA and PGIM Fixed Income included their ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, QMA, and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, and five-year periods ended December 31, 2018.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2018. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the mutual funds included in the Peer Group, which was used to consider expenses and fees, were selected by PGIM Investments. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund

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expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•

The Board noted that the Fund outperformed one of its benchmark indices (a custom blended index) over the five-year period, though it underperformed over the one- and three-year periods. The Board also noted that the Fund underperformed its other benchmark index (the Bloomberg Barclays US TIPS TR Index) over all periods.

•

The Board considered that the Fund outperformed its blended benchmark over most of the rolling three-year periods since inception through December 31, 2018, with above median peer results over the five-year period ended December 31, 2018.

•

The Board also considered that the Fund outperformed its blended benchmark and Peer Universe during the first quarter of 2019 and has outperformed its Peer Universe for the trailing one-year period ended March 31, 2019.

•

The Board and PGIM Investments agreed to continue the Fund’s existing expense cap, which (exclusive of certain fees and expenses) caps the annual operating expenses of each class of the Fund’s shares at 0.85% through February 29, 2020.

•

The Board and PGIM Investments also agreed to continue the Fund’s existing expense cap with respect to Class B shares, which (exclusive of certain fees and expenses) limits transfer agency, shareholder servicing, sub-transfer agency and blue sky fees to the extent that such fees cause annual operating expenses to exceed 2.20% through February 29, 2020.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Real Assets Fund

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Real Assets Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends (as of the third month of the Fund’s fiscal quarter for reporting periods on or after September 30, 2019) will be made publicly available 60 days after the end of each quarter at sec.gov.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM REAL ASSETS FUND

SHARE CLASS	A	B	C	Z	R6
NASDAQ	PUDAX	PUDBX	PUDCX	PUDZX	PUDQX
CUSIP	74440K819	74440K793	74440K785	74440K777	74440K744

MF207E

PGIM GLOBAL DYNAMIC BOND FUND

ANNUAL REPORT

OCTOBER 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek positive returns over the long term, regardless of market conditions

Highlights (unaudited)

•	Overall, duration and yield curve positioning, as well as sector and issuer selection, were all large contributors to the Fund’s performance over the reporting period.

•

Strong sector and issuer selection across developed sovereign debt, European peripheral issuers (i.e., non-core European countries), high yield corporates, investment-grade corporates, and emerging markets agencies added to performance for the period. Looking at specific issuers, overweights to Greece, Portugal, Cyprus, Italy, and Spain were among the largest contributors to performance.

•	Positioning in developed Treasuries hurt the Fund’s performance over the reporting period.

•	Looking at specific issuers, positions in Argentina and the Province of Buenos Aires were among the largest detractors from performance.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Global Dynamic Bond Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the annual report for the PGIM Global Dynamic Bond Fund informative and useful. The report covers performance for the 12-month period that ended October 31, 2019.

While the US economy remained healthy, with rising corporate profits and strong job growth, the Federal Reserve cut interest rates three times in the latter half of the period. The cuts were a proactive attempt by the Fed to extend the longest domestic economic expansion on record as growth in many regions weakened. China in particular showed signs of slowing amid trade tensions with the US, and turmoil in the United Kingdom continued as it negotiates an exit from the European Union.

The interest-rate cuts helped boost the performance of stocks globally. For the period overall, large-cap US equities along with stocks in developed and emerging foreign markets all rose by double digits. Small-cap US stocks posted a single-digit gain. This positive performance came despite significant volatility early in the period. Equities plunged at the end of 2018 on concerns about China’s economy, a potential global trade war, higher interest rates, and worries that profit growth might slow. Stocks reversed course early in 2019, rising sharply after the Fed moderated its position on additional rate hikes for the remainder of the year.

The overall US bond market posted strong returns during the period on a significant rally in interest rates that saw the 10-year US Treasury yield decline from over 3% to under 2%. Investment-grade corporate bonds led the way with a double-digit gain, while corporate high yield and municipal bonds each had a return in the high single digits. Globally, bonds in developed markets delivered strong returns, and emerging markets debt rose by double digits.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This scale and investment expertise allow us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Dynamic Bond Fund

December 16, 2019

PGIM Global Dynamic Bond Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 10/31/19 (with sales charges)
	One Year (%)	Since Inception (%)
Class A	9.64	6.47 (11/3/15)
Class C	11.48	6.52 (11/3/15)
Class Z	13.73	7.67 (11/3/15)
Class R6	13.79	7.67 (11/3/15)
ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
	2.68	1.53
Bloomberg Barclays Global Aggregate Bond Index
	9.54	3.47

	Average Annual Total Returns as of 10/31/19 (without sales charges)
	One Year (%)	Since Inception (%)
Class A	13.32	7.35 (11/3/15)
Class C	12.48	6.52 (11/3/15)
Class Z	13.73	7.67 (11/3/15)
Class R6	13.79	7.67 (11/3/15)
ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
	2.68	1.53
Bloomberg Barclays Global Aggregate Bond Index
	9.54	3.47

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Growth of a $10,000 Investment (unaudited)

The graph compares a $10,000 investment in the Fund’s Class Z shares with a similar investment in the ICE BofAML USD LIBOR 3-Month Deposit Offered Rate Constant Maturity Index by portraying the initial account values at the commencement of operations for Class Z shares (November 3, 2015) and the account values at the end of the current fiscal year (October 31, 2019) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class Z shares only. As indicated in the tables provided earlier, performance for other share classes will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

PGIM Global Dynamic Bond Fund	7

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	For purchases on or after July 15, 2019: 3.25% of the public offering price. For purchases prior to July 15, 2019: 4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)

For purchases on or after July 15, 2019: 1.00% on sales of $500,000 or more made within 12 months of purchase. For purchases prior to July 15, 2019: 1.00% on sales of $1 million or more made within 12 months of purchase.

		1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index—The ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index is an unmanaged index that tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Bloomberg Barclays Global Aggregate Bond Index—The Bloomberg Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the US Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes eurodollar and euro-yen corporate bonds, and Canadian government, agency, and corporate securities.

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Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Distributions and Yields as of 10/31/19
	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.81	1.87	1.16
Class C	0.73	1.18	1.10
Class Z	0.85	2.29	1.34
Class R6	0.85	2.34	1.73

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 10/31/19 (%)
AAA	8.9
AA	1.8
A	11.2
BBB	28.7
BB	22.6
B	12.2
CCC	2.3
C	0.1
D	0.1
Not Rated	6.2
Cash/Cash Equivalents	5.9
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

PGIM Global Dynamic Bond Fund	9

Strategy and Performance Overview (unaudited)

How did the Fund perform?

The PGIM Global Dynamic Bond Fund’s Class Z shared returned 13.73% in the 12-month reporting period that ended October 31, 2019, outperforming the 2.68% return of the ICE BofAML USD LIBOR 3-Month Deposit Offered Rate Constant Maturity Index (the Index).

What were the market conditions?

•

The fourth quarter of 2018 represented a major shift in market sentiment across global asset classes. Interest rates peaked in early October and aggressively rallied as Brexit worries, fears of an escalating trade war, weaker economic data, and a hawkish Federal Reserve (Fed) punished risk assets, sending developed-market interest rates to yearly lows. As the fourth quarter concluded, the yield on 10-year German government bunds and Japanese government bonds (JGBs) plummeted to depths not seen in years, while the 10-year US Treasury note yield ended the quarter just above its low from early in 2018. Additionally, after beginning the quarter higher, the yield on Italy’s 10-year BTP government bond declined below 3% for the first time since September 2018 as Italy slowly moved its 2019 budget target closer to the European Commission’s suggestion.

•

The decline in rates throughout most of first quarter of 2019 accelerated late in the quarter after the latest dovish pivots by the European Central Bank (ECB) and the Fed. The breadth of the decline left 10-year yields in several countries at multi-year or record lows. The Fed continued its pivot into the March Federal Open Market Committee (FOMC) meeting when the median federal funds rate projections for 2019, 2020, and 2021 each fell by 50 basis points (bps). (One basis point is 0.01%.) The FOMC also indicated that the balance sheet roll-off—a policy widely viewed as a modest tightening measure—would slow in May and end in September 2019. The ongoing weakness in European economic and inflation data (e.g., the precipitous decline in Germany’s March Purchasing Managers’ Index to 44.7 from more than 62 in late 2017) led to a bull flattening along the bund yield curve. (A yield curve is a series of points that graphically shows the yields on fixed income securities that have the same credit quality but different maturities.)

•

Interest rates across the G4 tumbled throughout the second quarter of 2019 (Japan: –7 bps, Germany: –25 bps, UK: –17 bps, and US Treasuries: –40 bps), driven by lackluster global economic data, lingering US-China trade tensions, and rising probabilities of easier global monetary policies. The Fed’s shift toward a more accommodative stance culminated in its June meeting with a drop in the median estimate of the long-run neutral fed funds rate from 2.8% to 2.5%—the top of its target range—as the third quarter of 2019 commenced. European economic and inflation data remained soft in the second quarter, which contributed to a bull flattening of the bunds’ curve.

10	Visit our website at pgiminvestments.com

•

Developed market interest rates took another leg down in the third quarter of 2019 as central banks collectively eased policies to counter signs of mounting global economic weakness and uncertainty. It was the second consecutive quarter of double-digit basis point declines for US and German 10-year yields (down 35 bps and 25 bps to 1.67% and –0.57%, respectively), while the Japanese 10-year yield also fell deeper into negative territory (down 10 bps to –0.22%). As the fourth quarter of 2019 progresses, US Treasury yields remain elevated in a global context, particularly with nearly $15 trillion in negative-yielding debt outstanding. In Europe, the ECB’s decision to renew its asset purchases creates a supportive backdrop for rates, particularly at the 7-year point of the German bund and French Oat markets. After the Bank of Japan (BoJ) mentioned the desirability of a steeper yield curve to support the banking sector, it subsequently announced reduced purchases at the back of the curve. Looking ahead, the BoJ may take additional steps in its attempt to steepen the yield curve.

•

Front-end Treasury yields fell, and the curve steepened in October 2019 as US-China trade uncertainty and weaker-than-expected US economic data drove a flight to safety. As part of the Fed’s expected 25-bp reduction in the targeted federal funds range, the FOMC removed a reference to “act as appropriate” to sustain the economic expansion, signaling for many that it is done cutting rates for now. UK gilt yields rose 14-16 bps as the risk of a no-deal Brexit receded, and the 10-year bund yields closed 16 bps higher to –0.41%. Elsewhere, the JGB curve flattened, with the 10-year JGB yield higher by 7 bps for the month.

What worked?

•	Overall, duration and yield curve positioning, as well as sector and issuer selection, were all large contributors to the Fund’s performance over the reporting period.

•

Strong sector and issuer selection across developed sovereign debt, European peripheral issuers (i.e., non-core European countries), high yield corporates, investment-grade corporates, and emerging markets agencies added to performance for the period. Looking at specific issuers, overweights to Greece, Portugal, Cyprus, Italy, and Spain were among the largest contributors to performance.

•

In developed rates, a long duration position in the US was the largest contributor to performance. In emerging markets, long-duration positioning in Brazilian rates was a strong contributor to performance. (Duration is a measure of the interest-rate sensitivity of a bond portfolio or debt securities that is expressed as a number of years.) A curve flattener in euro rates also added value.

•	Although overall currency positioning hurt performance, overweights to the Russian ruble and Egyptian pound helped to offset some of the losses.

PGIM Global Dynamic Bond Fund	11

Strategy and Performance Overview (continued)

What didn’t work?

•	Positioning in developed Treasuries hurt the Fund’s performance over the reporting period.

•	Looking at specific issuers, positions in Argentina and the Province of Buenos Aires were among the largest detractors from performance.

•	In developed rates, duration positioning in Canadian rates modestly hurt performance.

•	Currency positioning hurt performance over the period. An overweight to the Norwegian krone and underweights to the South African rand and euro were among the largest detractors from performance.

Did the Fund use derivatives?

•

The Fund used interest-rate futures and swaps to implement its investment strategy, as well as to help manage duration and yield curve exposure. The use of interest-rate futures had a negative impact on the Fund’s performance, while the use of interest-rate swaps hurt performance.

•

Credit derivatives, primarily in the form of credit default swap index (CDX) positions, were used to either add risk exposure to certain issuers or to hedge credit risk imposed by certain issuers. Overall, credit derivative exposure added value during the reporting period.

•	In addition, to implement most currency strategies, the Fund employed foreign exchange derivatives, which negatively impacted performance.

Current outlook

•

PGIM Fixed Income maintains its positive view of fundamentals in the credit sectors of fixed income with positioning in spread sectors, including high yield, emerging market, and structured product sectors such as commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS). Within CMBS, PGIM Fixed Income continues to find value in high-quality securities of new-issue conduit deals. In ABS, the Fund is maintaining an up-in-quality focus (with some exceptions) as capital stack/issuer valuations remain compressed. PGIM Fixed Income is constructive on US high yield and continues to like independent power producers and US consumer-related names. PGIM Fixed Income remains cautious on commodities but is looking at unique opportunities in natural gas and health care. The Fund ended the period with an underweight to investment-grade corporates. As we enter the later stage of the credit cycle, PGIM Fixed income continues to favor better-quality financials and electric utilities over industrials.

•

The Fund is overweight in debt of European peripheral countries as well as a select group of emerging market issuers in mostly sovereign issues. The Fund has a small allocation to government-related sectors such as Treasuries and finds more compelling value in the aforementioned sectors.

12	Visit our website at pgiminvestments.com

•

In currency positioning relative to the Index, the Fund is underweight to the Swiss franc and the euro while maintaining an overweight to the US dollar and the Japanese yen. The Fund maintains a select set of small allocations, both underweight and overweight, within emerging market and “commodity” currencies, such as overweight exposure to the Singapore dollar, Norwegian krone, and Russian ruble, while taking underweight exposures to the Taiwan dollar and Indonesian rupiah.

PGIM Global Dynamic Bond Fund	13

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended October 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

14	Visit our website at pgiminvestments.com

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Dynamic Bond Fund		Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,065.00	1.20%	$6.25
	Hypothetical	$1,000.00	$1,019.16	1.20%	$6.11
Class C	Actual	$1,000.00	$1,061.00	1.95%	$10.13
	Hypothetical	$1,000.00	$1,015.38	1.95%	$9.91
Class Z	Actual	$1,000.00	$1,066.90	0.85%	$4.43
	Hypothetical	$1,000.00	$1,020.92	0.85%	$4.33
Class R6	Actual	$1,000.00	$1,067.30	0.80%	$4.17
	Hypothetical	$1,000.00	$1,021.17	0.80%	$4.08

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2019, and divided by the 365 days in the Fund’s fiscal year ended October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Global Dynamic Bond Fund	15

Schedule of Investments

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 90.5%

ASSET-BACKED SECURITIES 4.8%

Cayman Islands 1.0%
MidOcean Credit CLO, Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.786	%(c)	02/20/31		250	$245,635
SCOF Ltd., Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	3.181	(c)	07/15/28		250	249,328
Zais CLO Ltd., Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	2.951	(c)	04/15/29		250	247,722

						742,685

Ireland 0.4%
Arbour CLO DAC, Series 03A, Class B1R, 144A	1.920		03/15/29	EUR	250	278,830

Spain 0.8%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900	(c)	03/16/23	EUR	558	621,080

United States 2.6%
Credit Suisse Mortgage Trust, Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)	5.182	(c)	12/26/46		122	122,427
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000		10/25/48		2,700	190,222
Legacy Mortgage Asset Trust, Series 2019-GS01, Class A1, 144A	4.000		01/25/59		89	89,729
Series 2019-GS02, Class A1, 144A	3.750		01/25/59		184	185,363
Series 2019-SL01, Class A, 144A	4.000	(cc)	12/28/54		80	81,372
Oportun Funding LLC, Series 2019-A, Class B, 144A	3.870		08/08/25		100	100,748
PNMAC GMSR Issuer Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	4.673	(c)	02/25/23		100	100,619
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.473	(c)	08/25/25		100	100,347

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	17

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)
SLM Student Loan Trust, Series 2007-02, Class B, 3 Month LIBOR + 0.170% (Cap N/A, Floor 0.000%)	2.110	%(c)	07/25/25		200	$181,730
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	4.623	(c)	06/25/24		820	819,647

						1,972,204

TOTAL ASSET-BACKED SECURITIES (cost $3,660,301)						3,614,799

BANK LOAN 0.2%

United States
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750% (cost $123,492)	6.536	(c)	02/27/23		124	123,670

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.2%

United States
BX Commercial Mortgage Trust, Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.650	(c)	10/15/36		400	400,755
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.564	(c)	05/15/36		250	251,254
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808	(cc)	12/10/36		250	249,984

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $878,257)						901,993

CORPORATE BONDS 38.6%

Brazil 0.8%
Petrobras Global Finance BV, Gtd. Notes	5.375		10/01/29	GBP	415	590,370

Canada 2.1%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A	7.500		12/01/24		180	174,487

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Canada (cont’d.)
Bombardier, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	7.875%		04/15/27			330	$311,850
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Gtd. Notes, 144A	6.125		07/01/22			100	101,625
Cenovus Energy, Inc., Sr. Unsec’d. Notes	4.250		04/15/27			200	210,714
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A	6.500		10/01/25			100	105,750
MEG Energy Corp., Gtd. Notes, 144A	6.375		01/30/23			75	70,875
Gtd. Notes, 144A	7.000		03/31/24			100	93,930
NOVA Chemicals Corp., Sr. Unsec’d. Notes, 144A	5.250		06/01/27			100	102,750
Nutrien Ltd., Sr. Unsec’d. Notes	3.375		03/15/25			150	155,939
Xplornet Communications, Inc., Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625		06/01/22			237	241,396

							1,569,316

China 0.8%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750		06/14/22		EUR	200	229,627
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes	1.000		04/28/22		EUR	200	227,360
State Grid Europe Development 2014 PLC, Gtd. Notes, Series A	1.500		01/26/22		EUR	100	114,821

							571,808

France 1.1%
Credit Agricole Assurances SA, Sub. Notes	4.250	(ff)	—	(rr)	EUR	100	122,822
Credit Agricole SA, Sr. Unsec’d. Notes, 144A	2.375		01/22/25			300	300,798
Societe Generale SA, Sr. Unsec’d. Notes, 144A, MTN	3.875		03/28/24			345	362,269

							785,889

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	19

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Germany 0.6%
Atotech Alpha 2 BV, Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%	8.750%		06/01/23			200	$196,500
Nidda BondCo GmbH, Gtd. Notes, 144A	5.000		09/30/25		EUR	100	113,760
Volkswagen International Finance NV, Gtd. Notes	2.700	(ff)	—	(rr)	EUR	100	114,876

							425,136

Indonesia 1.3%
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes	2.875		10/25/25		EUR	500	612,924
Sr. Unsec’d. Notes	5.500		11/22/21			250	265,238
Sr. Unsec’d. Notes, 144A	1.875		11/05/31		EUR	100	110,747

							988,909

Italy 0.8%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa, Sr. Unsec’d. Notes	1.375		07/20/22		EUR	100	113,402
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500	(ff)	10/27/47		EUR	100	134,115
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.125		07/14/22			200	201,836
Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750		10/30/25		EUR	100	123,274

							572,627

Jamaica 0.1%
Digicel Ltd., Gtd. Notes, 144A	6.750		03/01/23			200	105,002

Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.250		12/05/23		CHF	50	55,078
Gtd. Notes	3.638		06/20/22		CHF	100	108,438

							163,516

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Luxembourg 0.4%
ARD Finance SA, Sr. Sec’d. Notes, Cash coupon 6.625% or PIK 7.375%	6.625%		09/15/23	EUR	202	$233,187
Intelsat Jackson Holdings SA, Gtd. Notes	5.500		08/01/23		100	93,500

						326,687

Mexico 1.1%
Petroleos Mexicanos, Gtd. Notes	3.625		11/24/25	EUR	200	227,113
Gtd. Notes, EMTN	1.875		04/21/22	EUR	100	113,326
Gtd. Notes, EMTN	3.750		02/21/24	EUR	200	235,328
Gtd. Notes, EMTN	4.875		02/21/28	EUR	200	235,050

						810,817

Netherlands 1.1%
ING Bank NV, Sub. Notes, 144A	5.800		09/25/23		500	555,871
InterXion Holding NV, Gtd. Notes	4.750		06/15/25	EUR	150	181,910
Ziggo BV, Sr. Sec’d. Notes	4.250		01/15/27	EUR	100	120,128

						857,909

Peru 0.3%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.972	(s)	06/02/25		206	190,715

Russia 0.5%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes	2.500		03/21/26	EUR	100	119,394
Sr. Unsec’d. Notes	4.250		04/06/24	GBP	100	140,114
Sr. Unsec’d. Notes, EMTN	5.338		09/25/20	GBP	100	133,747

						393,255

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	21

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

South Africa 0.8%
Eskom Holdings SOC Ltd., Gov’t. Gtd. Notes, 144A, MTN	6.350%		08/10/28		200	$211,552
Gov’t. Gtd. Notes, MTN	6.350		08/10/28		400	423,103

						634,655

Spain 0.6%
Adif-Alta Velocidad, Sr. Unsec’d. Notes, EMTN	1.875		01/28/25	EUR	300	365,139
Codere Finance 2 Luxembourg SA, Sr. Sec’d. Notes	6.750		11/01/21	EUR	100	96,458

						461,597

Switzerland 0.7%
Credit Suisse Group AG, Sr. Unsec’d. Notes, 144A	4.282		01/09/28		250	271,717
UBS Group AG, Gtd. Notes, 144A	4.125		09/24/25		250	272,467

						544,184

Ukraine 0.2%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125		07/19/24	EUR	100	116,585

United Kingdom 2.3%
Barclays PLC, Sr. Unsec’d. Notes	4.375		01/12/26		250	268,642
BAT Capital Corp., Gtd. Notes	2.789		09/06/24		200	199,009
CPUK Finance Ltd., Sec’d. Notes, 144A	4.250		02/28/47	GBP	100	131,157
eG Global Finance PLC, Sr. Sec’d. Notes, 144A	4.375		02/07/25	EUR	100	108,419
Ladbrokes Group Finance PLC, Sr. Sec’d. Notes	5.125		09/08/23	GBP	300	417,478
Lloyds Banking Group PLC, Sub. Notes	4.582		12/10/25		200	215,300
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, EMTN	2.000	(ff)	03/08/23	EUR	100	115,936

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)
Stonegate Pub Co. Financing PLC, Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 6.250%	7.031	%(c)	03/15/22		GBP	100	$129,859
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	4.875		01/15/27		GBP	100	134,069

							1,719,869

United States 22.8%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875		08/15/26			400	314,000
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875		12/15/24	(d)		400	46,000
Altria Group, Inc., Gtd. Notes	3.125		06/15/31		EUR	100	122,880
AMC Entertainment Holdings, Inc., Gtd. Notes	5.875		11/15/26			225	205,030
American Axle & Manufacturing, Inc., Gtd. Notes	6.250		03/15/26			100	95,000
Gtd. Notes	6.500		04/01/27			100	94,750
American International Group, Inc., Sr. Unsec’d. Notes	1.875		06/21/27		EUR	100	120,551
Antero Resources Corp., Gtd. Notes	5.000		03/01/25			100	65,500
Gtd. Notes	5.125		12/01/22			50	37,438
Gtd. Notes	5.625		06/01/23			100	70,125
Anthem, Inc., Sr. Unsec’d. Notes	2.875		09/15/29			40	39,615
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	7.000		11/01/26			50	38,250
Sr. Unsec’d. Notes, 144A	10.000		04/01/22			64	60,563
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	9.875		04/01/27			325	362,375
Ball Corp., Gtd. Notes	4.375		12/15/23		EUR	100	129,209
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750		09/01/26			250	232,812
Bank of America Corp., Jr. Sub. Notes, Series X	6.250	(ff)	—	(rr)		250	276,500
Sr. Unsec’d. Notes, MTN	2.884	(ff)	10/22/30			170	171,098

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	23

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	3.194	%(ff)	07/23/30	40	$41,236
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500		01/31/27	15	16,875
Bausch Health Cos., Inc., Gtd. Notes, 144A	6.125		04/15/25	75	77,859
Gtd. Notes, 144A	7.250		05/30/29	30	33,038
Sr. Sec’d. Notes, 144A	5.750		08/15/27	10	10,859
Beazer Homes USA, Inc., Gtd. Notes	6.750		03/15/25	175	181,125
Sr. Unsec’d. Notes, 144A	7.250		10/15/29	75	78,937
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes, 144A	3.400		07/26/29	115	123,747
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.125		05/15/29	65	70,234
Broadcom, Inc., Gtd. Notes, 144A	3.125		04/15/21	55	55,657
Gtd. Notes, 144A	3.125		10/15/22	45	45,850
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250		10/15/25	75	76,781
Calpine Corp., Sr. Unsec’d. Notes	5.500		02/01/24	50	50,125
Sr. Unsec’d. Notes	5.750		01/15/25	325	333,125
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375		06/01/29	50	53,375
Sr. Unsec’d. Notes, 144A	5.875		05/01/27	75	79,500
Celgene Corp., Sr. Unsec’d. Notes	3.450		11/15/27	150	160,360
CenturyLink, Inc., Sr. Unsec’d. Notes, Series P	7.600		09/15/39	80	81,400
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.800		03/01/50	35	35,512
Chemours Co. (The), Gtd. Notes	5.375		05/15/27	125	111,074
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A	8.125		06/30/24	18	13,680
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250		08/01/24	25	26,094
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	9.250		02/15/24	105	115,500

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
CNX Resources Corp., Gtd. Notes	5.875%	04/15/22		82	$80,155
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25		75	67,237
Crown European Holdings SA, Gtd. Notes, 144A	2.875	02/01/26	EUR	125	149,346
CVS Health Corp., Sr. Unsec’d. Notes	4.300	03/25/28		10	10,855
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500	06/01/26		125	131,250
DH Europe Finance II Sarl, Gtd. Notes	0.200	03/18/26	EUR	100	110,436
Gtd. Notes	0.450	03/18/28	EUR	100	110,504
Diamond BC BV, Sr. Unsec’d. Notes	5.625	08/15/25	EUR	200	204,145
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625	08/15/27		235	242,050
Discovery Communications LLC, Gtd. Notes	4.900	03/11/26		150	167,527
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		275	277,434
Eli Lilly & Co., Sr. Unsec’d. Notes	0.625	11/01/31	EUR	100	111,427
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36		475	470,250
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	300	352,788
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		100	105,375
Extraction Oil & Gas, Inc., Gtd. Notes, 144A	5.625	02/01/26		106	45,050
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.750	01/15/22		25	20,938
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625	06/15/20		50	28,500
Sr. Unsec’d. Notes	8.625	06/15/20		150	85,500
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.100	07/15/24	EUR	100	115,867
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	200	237,009

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	25

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Fiserv, Inc., Sr. Unsec’d. Notes	0.375%		07/01/23		EUR	100	$112,323
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375		11/01/23			125	135,775
Golden Nugget, Inc., Gtd. Notes, 144A	8.750		10/01/25			225	236,812
Sr. Unsec’d. Notes, 144A	6.750		10/15/24			100	103,010
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series L, 3 Month LIBOR + 3.884%	6.065	(c)	—	(rr)		182	182,491
Sub. Notes	4.750		10/12/21		EUR	100	121,286
HCA, Inc., Gtd. Notes	5.625		09/01/28			100	112,375
Gtd. Notes	5.875		02/01/29			100	113,375
Hexion, Inc., Gtd. Notes, 144A	7.875		07/15/27			100	96,250
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250		11/01/28			150	126,750
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250		02/15/26			100	98,191
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250		11/15/22			100	106,000
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500		04/15/29			80	89,002
JPMorgan Chase & Co., Jr. Sub. Notes, Series R	6.000	(ff)	—	(rr)		250	268,330
Sr. Unsec’d. Notes	2.739	(ff)	10/15/30			135	134,651
KB Home, Gtd. Notes	4.800		11/15/29			175	176,422
Gtd. Notes	6.875		06/15/27			100	114,000
Kraft Heinz Foods Co., Gtd. Notes	3.000		06/01/26			150	149,483
Gtd. Notes, 144A	3.750		04/01/30			75	76,655
L Brands, Inc., Gtd. Notes	5.625		10/15/23	(a)		50	53,063
Laureate Education, Inc., Gtd. Notes, 144A	8.250		05/01/25			155	168,175
Mars, Inc., Gtd. Notes, 144A	3.600		04/01/34			15	16,785
MEDNAX, Inc., Gtd. Notes, 144A	6.250		01/15/27			150	148,410

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Medtronic Global Holdings SCA, Gtd. Notes	1.125%		03/07/27		EUR	100	$118,135
Gtd. Notes	1.500		07/02/39		EUR	100	115,422
Michaels Stores, Inc., Gtd. Notes, 144A	8.000		07/15/27			100	98,720
Morgan Stanley, Jr. Sub. Notes, Series J	5.550	(ff)	—	(rr)		250	253,625
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325		03/24/25		EUR	100	123,731
Nabors Industries, Inc., Gtd. Notes	5.750		02/01/25			75	55,898
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	8.125		07/15/23			50	53,000
Gtd. Notes, 144A	9.125		07/15/26			125	136,875
New Home Co., Inc. (The), Gtd. Notes	7.250		04/01/22			75	71,016
NRG Energy, Inc., Gtd. Notes, 144A	5.250		06/15/29			50	53,625
Occidental Petroleum Corp., Sr. Unsec’d. Notes	2.600		08/13/21			25	25,167
Sr. Unsec’d. Notes	2.700		08/15/22			35	35,371
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625		01/15/27	(a)		350	360,500
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875		06/01/25			21	20,685
Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%	8.500		12/01/22			100	84,000
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625		07/15/24		EUR	100	124,757
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.625		02/15/25			125	126,250
Range Resources Corp., Gtd. Notes	5.875		07/01/22			100	95,000
Refinitiv US Holdings, Inc., Gtd. Notes, 144A	8.250		11/15/26			200	224,500
Rite Aid Corp., Gtd. Notes, 144A	6.125		04/01/23			75	63,847
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875		04/15/40			75	79,132
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625		12/01/25			350	361,375

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	27

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Scientific Games International, Inc., Gtd. Notes	6.625%	05/15/21		100	$101,250
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24		200	204,563
Springleaf Finance Corp., Gtd. Notes	7.125	03/15/26		200	228,500
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		250	304,845
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.750	03/01/25		75	76,312
Sr. Unsec’d. Notes	5.875	03/01/27		275	284,625
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		150	140,625
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625	03/01/24		125	134,844
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	5.125	11/01/27		100	104,248
Sr. Unsec’d. Notes	6.750	06/15/23		100	106,000
Sr. Unsec’d. Notes	7.000	08/01/25		150	154,875
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	0.125	03/01/25	EUR	100	110,811
Sr. Unsec’d. Notes	0.500	03/01/28	EUR	100	110,972
Sr. Unsec’d. Notes	1.400	01/23/26	EUR	100	118,471
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A	11.375	12/01/21		185	191,244
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24		50	53,000
Transocean, Inc., Gtd. Notes, 144A	7.250	11/01/25		150	132,375
Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25		25	23,563
Tronox, Inc., Gtd. Notes, 144A	6.500	04/15/26		50	48,000
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		125	130,115
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33		70	70,175

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)
United Rentals North America, Inc., Gtd. Notes	4.875%		01/15/28	320	$330,400
Gtd. Notes	5.250		01/15/30	35	36,794
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125		02/01/25	125	120,000
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000		07/31/27	255	263,925
West Corp., Gtd. Notes, 144A	8.500		10/15/25	150	113,250
William Lyon Homes, Inc., Gtd. Notes	5.875		01/31/25	25	25,438
Gtd. Notes	6.000		09/01/23	25	25,875
Gtd. Notes	7.000		08/15/22	17	17,043
Gtd. Notes, 144A	6.625		07/15/27	295	310,487

					17,170,152

TOTAL CORPORATE BONDS (cost $28,753,260)					28,998,998

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.7%

Bermuda 1.9%
Bellemeade Re Ltd., Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.423	(c)	07/25/29	450	450,446
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.314	(c)	10/25/29	500	500,005
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.914	(c)	10/25/29	500	500,002

					1,450,453

United States 0.8%
CIM Trust, Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.032	(c)	01/25/57	62	63,762
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.473	(c)	01/25/49	40	40,519

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	29

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
Legacy Mortgage Asset Trust, Series 2019-PR01, Class A1, 144A	3.858%		09/25/59		400	$399,993
LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.532	(c)	04/01/24		104	104,077

						608,351

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,056,765)						2,058,804

SOVEREIGN BONDS 34.8%

Argentina 0.8%
Argentine Republic Government International Bond, Bonds	3.380	(cc)	12/31/38	EUR	250	107,794
Sr. Unsec’d. Notes	5.000		01/15/27	EUR	200	84,455
Sr. Unsec’d. Notes	5.250		01/15/28	EUR	300	126,308
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	482	251,986
Provincia de Buenos Aires, Sr. Unsec’d. Notes	5.375		01/20/23	EUR	100	36,693

						607,236

Brazil 1.3%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477		07/24/23		337	349,870
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333		02/15/28		630	669,381

						1,019,251

Colombia 0.8%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875		03/22/26	EUR	460	609,233

Croatia 0.8%
Croatia Government International Bond, Sr. Unsec’d. Notes	2.700		06/15/28	EUR	200	264,326
Sr. Unsec’d. Notes	6.000		01/26/24		300	344,796

						609,122

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Cyprus 4.0%
Cyprus Government International Bond, Sr. Unsec’d. Notes, EMTN	2.750%		02/26/34	EUR	650	$902,748
Sr. Unsec’d. Notes, EMTN	3.750		07/26/23	EUR	200	254,155
Sr. Unsec’d. Notes, EMTN	4.250		11/04/25	EUR	1,350	1,860,887

						3,017,790

Dominican Republic 0.2%
Dominican Republic International Bond, Sr. Unsec’d. Notes	7.500		05/06/21		153	159,852

Egypt 0.3%
Egypt Government International Bond, Sr. Unsec’d. Notes, 144A	5.577		02/21/23		200	204,975

Greece 6.9%
Hellenic Republic Government Bond, Bonds	0.000	(cc)	10/15/42	EUR	10,000	41,824
Bonds	3.000	(cc)	02/24/23	EUR	313	384,721
Bonds	3.000	(cc)	02/24/24	EUR	90	113,348
Bonds	3.000	(cc)	02/24/25	EUR	547	704,719
Bonds	3.000	(cc)	02/24/27	EUR	190	252,395
Bonds	3.000	(cc)	02/24/28	EUR	280	379,080
Bonds	3.000	(cc)	02/24/29	EUR	392	535,170
Bonds	3.000	(cc)	02/24/30	EUR	100	137,612
Bonds	3.000	(cc)	02/24/31	EUR	64	89,074
Bonds	3.000	(cc)	02/24/32	EUR	418	585,076
Bonds	3.000	(cc)	02/24/35	EUR	23	32,227
Bonds	3.000	(cc)	02/24/38	EUR	38	54,146
Bonds	3.000	(cc)	02/24/39	EUR	18	25,753
Bonds	3.750		01/30/28	EUR	295	398,619
Bonds	4.000		01/30/37	EUR	300	434,687
Sr. Unsec’d. Notes, 144A	3.375		02/15/25	EUR	510	652,458
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200		07/17/34	EUR	120	187,819
Sr. Unsec’d. Notes	6.140		04/14/28	EUR	100	151,623

						5,160,351

Indonesia 2.6%
Indonesia Government International Bond, Sr. Unsec’d. Notes	1.400		10/30/31	EUR	240	266,334

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	31

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Indonesia (cont’d.)
Indonesia Government International Bond, (cont’d.) Sr. Unsec’d. Notes	3.375%	07/30/25	EUR	400	$508,684
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	450	523,171
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	500	676,429

					1,974,618

Iraq 0.3%
Iraq International Bond, Sr. Unsec’d. Notes	6.752	03/09/23		200	201,484

Italy 3.1%
City of Rome Italy, Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	100	177,357
Italy Buoni Poliennali Del Tesoro, Bonds, 144A	2.800	03/01/67	EUR	225	289,540
Unsec’d. Notes, 144A	3.350	03/01/35	EUR	75	105,042
Republic of Italy Government International Bond, Sr. Unsec’d. Notes, EMTN	5.125	07/31/24	EUR	642	868,455
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	400	665,056
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		215	258,404

					2,363,854

Kazakhstan 0.5%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	1.500	09/30/34	EUR	100	111,039
Sr. Unsec’d. Notes, 144A, MTN	2.375	11/09/28	EUR	215	269,883

					380,922

Malaysia 0.3%
Malaysia Government Bond, Sr. Unsec’d. Notes, Series 0517	3.441	02/15/21	MYR	1,000	240,329

Peru 0.7%
Peruvian Government International Bond, Sr. Unsec’d. Notes	2.750	01/30/26	EUR	200	256,519
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	200	289,438

					545,957

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Portugal 3.6%
Portugal Government International Bond, Sr. Unsec’d. Notes, EMTN	5.125%	10/15/24		200	$227,257
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A	2.250	04/18/34	EUR	80	110,371
Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	1,265	1,933,130
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	235	406,171

					2,676,929

Romania 0.9%
Romanian Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	132,806
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	100	134,405
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	345	398,245

					665,456

Russia 0.2%
Russian Foreign Bond—Eurobond, Sr. Unsec’d. Notes	2.875	12/04/25	EUR	100	125,740

Saudi Arabia 0.6%
Saudi Government International Bond, Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	185	217,679
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		200	204,136

					421,815

Senegal 0.1%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	115,316

Serbia 0.9%
Serbia International Bond, Sr. Unsec’d. Notes	7.250	09/28/21		200	218,200
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	400	458,968

					677,168

Spain 2.8%
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	104,942

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	33

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Spain (cont’d.)
Spain Government Bond, Sr. Unsec’d. Notes, 144A(k)	1.450%	10/31/27	EUR	815	$1,007,466
Sr. Unsec’d. Notes, 144A(k)	1.450	04/30/29	EUR	405	504,073
Sr. Unsec’d. Notes, 144A	1.850	07/30/35	EUR	375	492,784

					2,109,265

Turkey 1.2%
Turkey Government International Bond, Sr. Unsec’d. Notes	4.625	03/31/25	EUR	500	574,379
Sr. Unsec’d. Notes	5.200	02/16/26	EUR	100	116,906
Sr. Unsec’d. Notes	7.000	06/05/20		100	102,006
Sr. Unsec’d. Notes	7.500	11/07/19		100	100,000

					893,291

Ukraine 1.2%
Ukraine Government International Bond, Sr. Unsec’d. Notes	6.750	06/20/26	EUR	200	246,365
Sr. Unsec’d. Notes	7.375	09/25/32		500	522,999
Sr. Unsec’d. Notes	7.750	09/01/20		100	102,650

					872,014

United Arab Emirates 0.3%
RAK Capital, Sr. Unsec’d. Notes, EMTN	3.094	03/31/25		200	201,352

United Kingdom 0.4%
Transport for London, Sr. Unsec’d. Notes, EMTN	5.000	03/31/35	GBP	125	220,555
United Kingdom Gilt, Bonds	1.625	10/22/28	GBP	50	70,938

					291,493

TOTAL SOVEREIGN BONDS (cost $25,347,617)					26,144,813

U.S. TREASURY OBLIGATIONS 8.0%
U.S. Treasury Bonds	2.875	05/15/43		175	198,037
U.S. Treasury Bonds	2.875	05/15/49		245	281,999
U.S. Treasury Bonds	3.000	02/15/49		145	170,755

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds	3.125%	02/15/43	1,050	$1,236,621
U.S. Treasury Bonds	3.625	08/15/43	1,150	1,464,498
U.S. Treasury Notes	1.625	08/15/29	550	546,713
U.S. Treasury Notes	1.875	04/30/22	115	115,979
U.S. Treasury Notes	2.500	01/15/22	360	367,439
U.S. Treasury Notes	2.875	08/15/28	1,525	1,675,355

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,093,719)				6,057,396

			Shares

COMMON STOCKS 0.2%

United States
GenOn Energy Holdings, Inc. (Class A Stock)*^(a)			610	141,825
Hexion Holdings Corp. (Class B Stock)*			1,179	11,908

TOTAL COMMON STOCKS (cost $82,985)				153,733

TOTAL LONG-TERM INVESTMENTS (cost $66,996,396)				68,054,206

			Shares

SHORT-TERM INVESTMENTS 12.5%

AFFILIATED MUTUAL FUNDS 6.3%
PGIM Core Ultra Short Bond Fund(w)			4,350,562	4,350,562
PGIM Institutional Money Market Fund (cost $423,135; includes $422,702 of cash collateral for securities on loan)(b)(w)			423,076	423,161

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,773,697)				4,773,723

OPTIONS PURCHASED*~ 6.2%
(cost $9,038,646)				4,636,113

TOTAL SHORT-TERM INVESTMENTS (cost $13,812,343)				9,409,836

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	35

Schedule of Investments (continued)

as of October 31, 2019

Description	Value

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.0% (cost $80,808,739)	$77,464,042

OPTIONS WRITTEN*~ (5.1)% (premiums received $8,029,594)	(3,886,756)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 97.9% (cost $72,779,145)	73,577,286

Other assets in excess of liabilities(z) 2.1%	1,608,226

NET ASSETS 100.0%	$75,185,512

Below is a list of the abbreviation(s) used in the annual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EGP—Egyptian Pound

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SAR—Saudi Arabian Riyal

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

See Notes to Financial Statements.

36

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CIBOR—Copenhagen Interbank Offered Rate

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CMS—Constant Maturity Swap

COOIS—Colombia Overnight Interbank Reference Rate

CPI—Consumer Price Index

EIBOR—Emirates Interbank Offered Rate

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

GMTN—Global Medium Term Note

HIBOR—Hong Kong Interbank Offered Rate

HICP—Harmonised Index of Consumer Prices

JIBAR—Johannesburg Interbank Agreed Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

M—Monthly payment frequency for swaps

MOSPRIME—Moscow Prime Offered Rate

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

OTC—Over-the-counter

PIK—Payment-in-Kind

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

S—Semiannual payment frequency for swaps

S&P—Standard & Poor’s

SIBOR—Singapore Interbank Offered Rate

SONIA—Sterling Overnight Index Average

STIBOR—Stockholm Interbank Offered Rate

T—Swap payment upon termination

TELBOR—Tel Aviv Interbank Offered Rate

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $141,825 and 0.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $412,925; cash collateral of $422,702 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	37

Schedule of Investments (continued)

as of October 31, 2019

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
S&P 500 E-Mini Index	Call	12/20/19	$3,000.00	1	—	(r)	$3,850
S&P 500 E-Mini Index	Call	12/20/19	$3,100.00	1	—	(r)	1,030
S&P 500 E-Mini Index	Put	12/20/19	$2,850.00	1	—	(r)	810
S&P 500 E-Mini Index	Put	12/20/19	$3,000.00	1	—	(r)	2,065

Total Exchange Traded (cost $9,058)							$7,755

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—		300	$114
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—		200	49
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—		184	2,060
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—		448	4,696
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—		889	9,617
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—		900	10,207
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—		179	1,875
Currency Option AUD vs JPY	Call	Deutsche Bank AG	11/25/20	92.00	—	AUD	3,800	1,204
Currency Option EUR vs GBP	Call	Morgan Stanley & Co. International PLC	01/20/20	1.00	—	EUR	3,700	1,151
Currency Option EUR vs TRY	Call	BNP Paribas S.A.	04/28/20	10.00	—	EUR	1,500	4,184
Currency Option EUR vs TRY	Call	Morgan Stanley & Co. International PLC	07/28/20	12.00	—	EUR	1,500	5,836
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	11/25/19	27.00	—	EUR	1,500	—

See Notes to Financial Statements.

38

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	24.00	—	EUR	3,000	$53
Currency Option EUR vs ZAR	Call	Goldman Sachs International	08/27/20	28.00	—	EUR	1,500	2,809
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	21.00	—	EUR	1,500	40,945
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	25.00	—	EUR	3,000	27,017
Currency Option USD vs BRL	Call	Citibank, N.A.	12/19/19	6.00	—		2,250	4
Currency Option USD vs BRL	Call	Deutsche Bank AG	12/20/19	5.00	—		3,000	174
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/27/20	4.65	—		2,000	8,553
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	07/27/20	6.50	—		3,600	2,278
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	08/27/20	8.50	—		1,800	332
Currency Option USD vs BRL	Call	Citibank, N.A.	12/21/20	5.25	—		3,600	31,534
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	4.00	—		1,750	123,320
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	4.00	—		500	35,234
Currency Option USD vs BRL	Call	Bank of America, N.A.	09/28/21	4.50	—		3,800	184,458
Currency Option USD vs CHF	Call	Goldman Sachs International	10/28/20	1.00	—		1,750	14,722
Currency Option USD vs CHF	Call	Morgan Stanley & Co. International PLC	10/28/20	1.00	—		500	4,206
Currency Option USD vs ILS	Call	Citibank, N.A.	02/26/20	3.95	—		1,600	329
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.60	—		3,200	40,184
Currency Option USD vs INR	Call	Bank of America, N.A.	03/31/20	88.00	—		3,800	301
Currency Option USD vs INR	Call	Goldman Sachs International	10/28/20	90.00	—		1,750	2,004
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	79.00	—		2,250	31,875
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	86.00	—		4,500	20,375

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	39

Schedule of Investments (continued)

as of October 31, 2019

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs JPY	Call	Deutsche Bank AG	10/27/23	115.00	—	1,750	$15,991
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/27/23	115.00	—	2,750	25,129
Currency Option USD vs JPY	Call	Goldman Sachs International	10/27/23	115.00	—	4,500	41,121
Currency Option USD vs JPY	Call	Bank of America, N.A.	10/27/23	115.00	—	7,700	70,362
Currency Option USD vs KRW	Call	Goldman Sachs International	12/20/19	1,200.00	—	3,000	6,633
Currency Option USD vs KRW	Call	BNP Paribas S.A.	12/20/19	1,350.00	—	6,000	87
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	01/29/20	1,500.00	—	3,500	31
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	02/26/20	1,275.00	—	3,500	3,674
Currency Option USD vs KRW	Call	BNP Paribas S.A.	10/28/20	1,165.00	—	1,250	31,121
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,275.00	—	3,500	45,587
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	12/26/19	22.00	—	2,000	592
Currency Option USD vs MXN	Call	Citibank, N.A.	12/26/19	26.00	—	4,000	41
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	02/26/20	30.00	—	2,500	167
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/28/20	26.00	—	3,000	2,207
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	10/28/20	31.00	—	5,250	7,228
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	22.00	—	2,625	71,879
Currency Option USD vs MXN	Call	Goldman Sachs International	01/27/21	22.00	—	750	20,537
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	26.50	—	6,750	47,388
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	22.00	—	2,500	88,536
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/26/23	26.00	—	2,500	160,077
Currency Option USD vs RUB	Call	Citibank, N.A.	12/23/19	85.00	—	3,000	47

See Notes to Financial Statements.

40

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs RUB	Call	Deutsche Bank AG	02/27/20	82.00	—	4,400	$2,443
Currency Option USD vs RUB	Call	BNP Paribas S.A.	03/30/20	95.00	—	2,000	460
Currency Option USD vs RUB	Call	Deutsche Bank AG	10/29/20	68.00	—	4,400	156,420
Currency Option USD vs RUB	Call	Goldman Sachs International	12/22/20	95.00	—	2,250	9,882
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	75.00	—	2,500	70,621
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	90.00	—	5,000	49,017
Currency Option USD vs TRY	Call	Goldman Sachs International	12/23/19	6.00	—	3,000	23,534
Currency Option USD vs TRY	Call	Goldman Sachs International	04/03/20	15.00	—	3,300	631
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	04/29/20	7.00	—	2,000	20,829
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	9.00	—	1,750	21,736
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	10/29/20	9.00	—	500	6,210
Currency Option USD vs TRY	Call	Goldman Sachs International	10/29/20	12.00	—	4,500	23,081
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	10.00	—	2,250	36,249
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	15.00	—	4,500	27,019
Currency Option USD vs TRY	Call	Goldman Sachs International	09/29/21	10.00	—	3,300	103,174
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	11/20/19	21.00	—	5,450	6
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	14.00	—	3,000	240,619
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	12/24/19	17.00	—	6,000	11,559
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/27/20	25.00	—	1,750	2,234
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	17.00	—	1,700	56,756
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	21.00	—	200	1,458

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	41

Schedule of Investments (continued)

as of October 31, 2019

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs ZAR	Call	Citibank, N.A.	09/28/20	21.00	—		3,200	$23,329
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	15.00	—		1,750	175,012
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/27/21	15.00	—		500	50,003
Currency Option USD vs ZAR	Call	Deutsche Bank AG	01/27/21	20.00	—		4,500	83,321
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/10/19	54.00	—	AUD	16,000	17
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	73.00	—	AUD	20,000	152,660
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/29/20	82.00	—	AUD	10,000	735,631
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	60.00	—	AUD	5,600	23,960
Currency Option AUD vs JPY	Put	Goldman Sachs International	12/28/20	68.00	—	AUD	2,800	36,132
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	62.00	—	AUD	16,000	140,919
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	70.00	—	AUD	16,000	372,769
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	07/28/21	65.00	—	AUD	8,000	113,502
Currency Option AUD vs USD	Put	Citibank, N.A.	01/29/20	0.69	—	AUD	4,000	36,478
Currency Option EUR vs GBP	Put	Morgan Stanley & Co. International PLC	10/28/20	0.80	—	EUR	3,700	14,822
Currency Option EUR vs TRY	Put	Goldman Sachs International	04/28/20	6.00	—	EUR	1,500	7,185
Currency Option EUR vs TRY	Put	BNP Paribas S.A.	07/28/20	7.00	—	EUR	1,500	101,416
Currency Option GBP vs JPY	Put	Bank of America, N.A.	12/10/19	100.00	—	GBP	2,700	14
Currency Option GBP vs JPY	Put	Bank of America, N.A.	09/28/20	125.00	—	GBP	2,700	42,601
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	11/25/19	1.15	—	GBP	1,250	15
Currency Option GBP vs USD	Put	Citibank, N.A.	11/25/19	1.30	—	GBP	1,250	16,575
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	07/27/20	1.23	—	GBP	2,700	41,769

See Notes to Financial Statements.

42

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.16	—	GBP	3,400	$27,326
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.28	—	GBP	1,300	41,915
Currency Option GBP vs USD	Put	Goldman Sachs International	09/28/20	1.28	—	GBP	400	12,897
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	03/27/20	3.10	—		2,000	93
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50	—		1,800	4,282
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.25	—		1,800	1,599
Currency Option USD vs BRL	Put	Deutsche Bank AG	08/27/20	3.50	—		1,800	6,403
Currency Option USD vs BRL	Put	Citibank, N.A.	03/29/21	3.75	—		5,000	100,054
Currency Option USD vs INR	Put	BNP Paribas S.A.	12/21/20	69.00	—		800	2,782
Currency Option USD vs JPY	Put	Deutsche Bank AG	11/06/19	85.00	—		4,500	—
Currency Option USD vs JPY	Put	Citibank, N.A.	11/18/19	97.50	—		3,600	20
Currency Option USD vs JPY	Put	Bank of America, N.A.	01/30/20	92.00	—		8,800	1,045
Currency Option USD vs JPY	Put	Citibank, N.A.	03/27/20	105.50	—		3,600	37,853
Currency Option USD vs JPY	Put	Bank of America, N.A.	01/27/21	91.00	—		4,500	20,809
Currency Option USD vs MXN	Put	Citibank, N.A.	04/28/20	17.00	—		3,000	1,267
Currency Option USD vs MXN	Put	Deutsche Bank AG	10/28/20	18.00	—		1,750	10,151
Currency Option USD vs RUB	Put	BNP Paribas S.A.	12/22/20	66.00	—		2,250	75,858
Currency Option USD vs TRY	Put	Goldman Sachs International	04/29/20	4.00	—		2,000	90
Currency Option USD vs ZAR	Put	BNP Paribas S.A.	07/27/20	12.00	—		1,750	1,154

Total OTC Traded (cost $9,027,378)								$4,627,801

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	43

Schedule of Investments (continued)

as of October 31, 2019

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#		Value
iTraxx.X0.31.V1, 06/20/24 (cost $2,210)	Put	Citibank, N.A.	12/18/19	4.00%	iTraxx.X0.31.V1(Q)	5.00	%(Q)	EUR	1,000	$557

Total Options Purchased (cost $9,038,646)										$4,636,113

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 E-Mini Index	Call	12/20/19	$3,050.00	2	—(r)	$(4,420)
S&P 500 E-Mini Index	Put	12/20/19	$2,925.00	2	—(r)	(2,580)

Total Exchange Traded (premiums received $8,192)						$(7,000)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Morgan Stanley & Co. International PLC	11/25/20	92.00	—	AUD	3,800	$(1,203)
Currency Option EUR vs GBP	Call	Morgan Stanley & Co. International PLC	10/28/20	0.95	—	EUR	3,700	(35,571)
Currency Option EUR vs TRY	Call	Goldman Sachs International	04/28/20	10.00	—	EUR	1,500	(4,184)
Currency Option EUR vs TRY	Call	BNP Paribas S.A.	07/28/20	12.00	—	EUR	1,500	(5,836)
Currency Option EUR vs ZAR	Call	Citibank, N.A.	11/25/19	27.00	—	EUR	1,500	—
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	12/24/19	24.00	—	EUR	3,000	(53)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	08/27/20	28.00	—	EUR	1,500	(2,809)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	21.00	—	EUR	1,500	(40,945)
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	25.00	—	EUR	3,000	(27,017)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	12/20/19	5.00	—		3,000	(174)
Currency Option USD vs BRL	Call	Bank of America, N.A.	03/27/20	4.50	—		3,800	(26,001)

See Notes to Financial Statements.

44

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	03/27/20	4.65	—	2,000	$(8,553)
Currency Option USD vs BRL	Call	Deutsche Bank AG	07/27/20	6.50	—	3,600	(2,278)
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.50	—	1,800	(332)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	12/21/20	5.25	—	3,600	(31,534)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	5.00	—	3,500	(49,534)
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	5.00	—	1,000	(14,153)
Currency Option USD vs CHF	Call	Bank of America, N.A.	10/28/20	1.00	—	2,250	(18,929)
Currency Option USD vs ILS	Call	Citibank, N.A.	02/26/20	3.60	—	1,600	(6,226)
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.95	—	3,200	(11,192)
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/28/20	90.00	—	1,750	(2,004)
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	79.00	—	2,250	(31,875)
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	86.00	—	4,500	(20,375)
Currency Option USD vs INR	Call	Bank of America, N.A.	09/28/21	88.00	—	3,800	(31,010)
Currency Option USD vs KRW	Call	BNP Paribas S.A.	12/20/19	1,200.00	—	3,000	(6,633)
Currency Option USD vs KRW	Call	Goldman Sachs International	12/20/19	1,350.00	—	6,000	(87)
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	02/26/20	1,275.00	—	3,500	(3,674)
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	05/27/20	1,250.00	—	3,500	(15,069)
Currency Option USD vs KRW	Call	Deutsche Bank AG	10/28/20	1,165.00	—	1,250	(31,121)
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,500.00	—	3,500	(11,553)
Currency Option USD vs MXN	Call	Citibank, N.A.	12/26/19	22.00	—	2,000	(592)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	12/26/19	26.00	—	4,000	(41)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	45

Schedule of Investments (continued)

as of October 31, 2019

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Citibank, N.A.	04/28/20	26.00	—	3,000	$(2,207)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	05/27/20	22.00	—	2,500	(18,924)
Currency Option USD vs MXN	Call	Deutsche Bank AG	10/28/20	31.00	—	5,250	(7,228)
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	22.00	—	3,375	(92,415)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	26.50	—	5,250	(36,857)
Currency Option USD vs MXN	Call	Goldman Sachs International	01/27/21	26.50	—	1,500	(10,531)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00	—	2,500	(28,761)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00	—	2,500	(28,761)
Currency Option USD vs RUB	Call	Goldman Sachs International	12/23/19	85.00	—	3,000	(47)
Currency Option USD vs RUB	Call	Citibank, N.A.	03/30/20	95.00	—	2,000	(460)
Currency Option USD vs RUB	Call	Deutsche Bank AG	10/29/20	75.00	—	8,800	(130,008)
Currency Option USD vs RUB	Call	BNP Paribas S.A.	12/22/20	95.00	—	2,250	(9,882)
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	75.00	—	2,500	(70,621)
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	90.00	—	5,000	(49,017)
Currency Option USD vs TRY	Call	BNP Paribas S.A.	12/23/19	6.00	—	3,000	(23,534)
Currency Option USD vs TRY	Call	Goldman Sachs International	04/29/20	7.00	—	2,000	(20,829)
Currency Option USD vs TRY	Call	Goldman Sachs International	10/29/20	9.00	—	2,250	(27,946)
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	12.00	—	3,500	(17,952)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	10/29/20	12.00	—	1,000	(5,129)
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	10.00	—	2,250	(36,249)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	15.00	—	4,500	(27,019)

See Notes to Financial Statements.

46

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TRY	Call	Goldman Sachs International	09/29/21	15.00	—		6,600	$(89,783)
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	12/24/19	14.00	—		3,000	(240,619)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	17.00	—		6,000	(11,559)
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	07/27/20	25.00	—		1,750	(2,234)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	17.00	—		1,700	(56,756)
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	21.00	—		3,400	(24,787)
Currency Option USD vs ZAR	Call	Deutsche Bank AG	01/27/21	15.00	—		2,250	(225,016)
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	20.00	—		3,500	(64,805)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/27/21	20.00	—		1,000	(18,516)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/29/20	73.00	—	AUD	20,000	(152,660)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	82.00	—	AUD	10,000	(735,631)
Currency Option AUD vs JPY	Put	Goldman Sachs International	12/28/20	60.00	—	AUD	5,600	(23,960)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	68.00	—	AUD	2,800	(36,132)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	62.00	—	AUD	32,000	(281,838)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	70.00	—	AUD	8,000	(186,385)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	07/28/21	56.00	—	AUD	16,000	(83,911)
Currency Option AUD vs USD	Put	Morgan Stanley & Co. International PLC	01/29/20	0.69	—	AUD	4,000	(36,478)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	04/28/20	6.00	—	EUR	1,500	(7,185)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	07/28/20	7.00	—	EUR	1,500	(101,416)
Currency Option GBP vs JPY	Put	Bank of America, N.A.	09/28/20	115.00	—	GBP	5,400	(39,024)
Currency Option GBP vs USD	Put	Citibank, N.A.	11/25/19	1.15	—	GBP	1,250	(15)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	47

Schedule of Investments (continued)

as of October 31, 2019

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	11/25/19	1.30	—	GBP	1,250	$(16,575)
Currency Option GBP vs USD	Put	Bank of America, N.A.	07/27/20	1.23	—	GBP	2,700	(41,769)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.16	—	GBP	2,600	(20,896)
Currency Option GBP vs USD	Put	Goldman Sachs International	09/28/20	1.16	—	GBP	800	(6,430)
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.28	—	GBP	1,700	(54,811)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/27/20	3.10	—		2,000	(93)
Currency Option USD vs BRL	Put	Citibank, N.A.	06/26/20	3.50	—		1,800	(4,282)
Currency Option USD vs BRL	Put	Citibank, N.A.	08/27/20	3.25	—		1,800	(1,599)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.50	—		1,800	(6,403)
Currency Option USD vs INR	Put	Goldman Sachs International	12/21/20	69.00	—		800	(2,782)
Currency Option USD vs JPY	Put	Citibank, N.A.	03/27/20	101.50	—		7,200	(27,525)
Currency Option USD vs JPY	Put	Bank of America, N.A.	10/28/20	98.00	—		8,800	(71,564)
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	91.00	—		3,000	(13,872)
Currency Option USD vs JPY	Put	Barclays Bank PLC	01/27/21	91.00	—		1,500	(6,936)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	04/28/20	17.00	—		3,000	(1,267)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	10/28/20	18.00	—		1,750	(10,151)
Currency Option USD vs RUB	Put	Goldman Sachs International	12/22/20	66.00	—		2,250	(75,858)
Currency Option USD vs TRY	Put	Deutsche Bank AG	04/29/20	4.00	—		2,000	(90)
Currency Option USD vs ZAR	Put	Goldman Sachs International	07/27/20	12.00	—		1,750	(1,154)

Total OTC Traded (premiums received $8,012,895)								$(3,867,702)

See Notes to Financial Statements.

48

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay		Notional Amount (000)#	Value
iTraxx.X0.31.V1, 06/20/24	Put	Citibank, N.A.	06/17/20	4.00%	5.00	%(Q)	iTraxx.X0.31.V1	(Q)	EUR 1,000	$(12,054)

(premiums received $8,507)
Total Options Written (premiums received $8,029,594)										$(3,886,756)

Futures contracts outstanding at October 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
232	5 Year U.S. Treasury Notes	Dec. 2019	$27,655,126	$(120,800)
5	10 Year Australian Treasury Bonds	Dec. 2019	502,567	(1,681)
100	10 Year U.S. Treasury Notes	Dec. 2019	13,029,688	(7,969)
55	10 Year U.S. Ultra Treasury Notes	Dec. 2019	7,816,016	(123,315)
18	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	3,415,500	(81,772)
1	S&P 500 E-Mini Index	Dec. 2019	151,790	126

				(335,411)

Short Positions:
419	2 Year U.S. Treasury Notes	Dec. 2019	90,337,054	140,832
93	5 Year Euro-Bobl	Dec. 2019	13,963,177	116,238
26	10 Year Euro-Bund	Dec. 2019	4,980,662	89,519
6	10 Year U.K. Gilt	Dec. 2019	1,032,446	(3,331)
18	20 Year U.S. Treasury Bonds	Dec. 2019	2,904,750	34,663
141	Euro Schatz Index	Dec. 2019	17,623,826	62,767

				440,688

				$105,277

Forward foreign currency exchange contracts outstanding at October 31, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 11/27/19	Bank of America, N.A.	AU	D 99	$67,000	$67,995	$995	$—
Expiring 11/27/19	Bank of America, N.A.	AU	D 67	46,000	46,184	184	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	49

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 11/27/19	Citibank, N.A.	AUD	83	$56,000	$57,059	$1,059	$—
Expiring 11/27/19	Citibank, N.A.	AUD	73	49,000	50,037	1,037	—
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	AUD	79	54,000	54,214	214	—
Expiring 11/27/19	The Toronto-Dominion Bank	AUD	109	74,000	75,536	1,536	—
Expiring 11/27/19	UBS AG	AUD	15	10,352	10,547	195	—
Expiring 01/22/20	HSBC Bank USA, N.A.	AUD	61	41,749	42,001	252	—
Expiring 01/22/20	Morgan Stanley & Co. International PLC	AUD	160	110,000	110,756	756	—
Expiring 01/22/20	UBS AG	AUD	150	103,000	103,431	431	—
Expiring 01/31/20	Citibank, N.A.	AUD	563	451,199	388,988	—	(62,211)
Expiring 01/31/20	Citibank, N.A.	AUD	412	306,939	284,391	—	(22,548)
Expiring 01/31/20	JPMorgan Chase Bank, N.A.	AUD	30	20,732	20,996	264	—
Expiring 02/28/20	Bank of America, N.A.	AUD	571	409,735	394,487	—	(15,248)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	AUD	444	311,215	307,163	—	(4,052)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	323	226,784	223,874	—	(2,910)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	290	208,553	201,607	—	(6,946)
Expiring 12/30/20	JPMorgan Chase Bank, N.A.	AUD	166	114,004	115,253	1,249	—
Expiring 12/30/20	Morgan Stanley & Co. International PLC	AUD	464	326,340	322,152	—	(4,188)
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	AUD	487	334,790	338,297	3,507	—
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	197	136,791	137,656	865	—
Brazilian Real,
Expiring 11/04/19	BNP Paribas S.A.	BRL	2,755	690,779	686,774	—	(4,005)

See Notes to Financial Statements.

50

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 11/04/19	JPMorgan Chase Bank, N.A.	BRL	2,073	$509,100	$516,725	$7,625	$—
Expiring 12/24/19	Bank of America, N.A.	BRL	352	85,000	87,487	2,487	—
Expiring 12/24/19	Bank of America, N.A.	BRL	337	81,000	83,717	2,717	—
Expiring 12/24/19	Barclays Bank PLC	BRL	358	89,000	89,032	32	—
Expiring 12/24/19	Barclays Bank PLC	BRL	334	96,559	82,996	—	(13,563)
Expiring 12/24/19	Barclays Bank PLC	BRL	260	62,000	64,711	2,711	—
Expiring 12/24/19	Barclays Bank PLC	BRL	56	16,059	13,898	—	(2,161)
Expiring 12/24/19	BNP Paribas S.A.	BRL	338	82,000	83,996	1,996	—
Expiring 12/24/19	BNP Paribas S.A.	BRL	301	72,000	74,869	2,869	—
Expiring 12/24/19	Citibank, N.A.	BRL	110	28,245	27,451	—	(794)
Expiring 12/24/19	Deutsche Bank AG	BRL	2,257	560,000	560,965	965	—
Expiring 12/24/19	Deutsche Bank AG	BRL	46	11,000	11,377	377	—
Expiring 12/24/19	HSBC Bank USA, N.A.	BRL	411	101,000	102,126	1,126	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	BRL	455	109,000	113,171	4,171	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	BRL	219	55,000	54,411	—	(589)
Expiring 12/24/19	Morgan Stanley & Co. International PLC	BRL	413	102,000	102,607	607	—
Expiring 12/24/19	The Toronto-Dominion Bank	BRL	290	69,000	72,004	3,004	—
Expiring 12/24/19	UBS AG	BRL	528	131,000	131,164	164	—
Expiring 03/31/20	Barclays Bank PLC	BRL	126	32,491	31,235	—	(1,256)
Expiring 03/31/20	Citibank, N.A.	BRL	739	184,991	182,735	—	(2,256)
Expiring 03/31/20	Deutsche Bank AG	BRL	2,858	700,000	706,961	6,961	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	51

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 06/30/20	Citibank, N.A.	BRL	1,416	$355,000	$348,505	$—	$(6,495)
Expiring 06/30/20	Deutsche Bank AG	BRL	2,411	547,000	593,418	46,418	—
Expiring 06/30/20	Morgan Stanley & Co. International PLC	BRL	163	40,000	40,140	140	—
Expiring 06/30/20	Morgan Stanley & Co. International PLC	BRL	15	3,674	3,637	—	(37)
Expiring 07/29/20	Citibank, N.A.	BRL	121	30,123	29,851	—	(272)
Expiring 07/29/20	Deutsche Bank AG	BRL	771	193,640	189,488	—	(4,152)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	BRL	425	109,000	104,454	—	(4,546)
Expiring 08/31/20	Citibank, N.A.	BRL	691	172,000	169,407	—	(2,593)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	729	179,000	178,755	—	(245)
Expiring 12/23/20	Citibank, N.A.	BRL	2,815	687,000	684,709	—	(2,291)
Expiring 01/29/21	Citibank, N.A.	BRL	1,250	297,001	303,092	6,091	—
Expiring 01/29/21	Citibank, N.A.	BRL	858	205,475	208,104	2,629	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	477	119,000	115,582	—	(3,418)
Expiring 03/31/21	Citibank, N.A.	BRL	1,412	341,831	340,808	—	(1,023)
Expiring 09/30/21	Bank of America, N.A.	BRL	7,086	1,605,000	1,685,809	80,809	—
British Pound,
Expiring 11/27/19	Citibank, N.A.	GBP	267	363,040	346,150	—	(16,890)
Expiring 11/27/19	HSBC Bank USA, N.A.	GBP	169	218,460	218,624	164	—
Expiring 01/17/20	Barclays Bank PLC	GBP	217	279,956	281,220	1,264	—
Expiring 01/17/20	Barclays Bank PLC	GBP	93	120,000	120,752	752	—
Expiring 01/17/20	BNP Paribas S.A.	GBP	92	119,000	119,135	135	—

See Notes to Financial Statements.

52

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 01/17/20	Citibank, N.A.	GBP	66	$84,352	$85,466	$1,114	$—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	GBP	113	145,000	146,289	1,289	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	GBP	75	97,000	97,736	736	—
Expiring 07/29/20	HSBC Bank USA, N.A.	GBP	185	241,271	241,311	40	—
Expiring 07/29/20	Morgan Stanley & Co. International PLC	GBP	1,040	1,319,011	1,356,561	37,550	—
Canadian Dollar,
Expiring 01/22/20	Barclays Bank PLC	CAD	211	162,000	160,592	—	(1,408)
Chilean Peso,
Expiring 12/18/19	BNP Paribas S.A.	CLP	140,854	194,190	190,163	—	(4,027)
Expiring 12/18/19	BNP Paribas S.A.	CLP	87,137	120,552	117,640	—	(2,912)
Expiring 12/18/19	BNP Paribas S.A.	CLP	69,487	96,450	93,812	—	(2,638)
Expiring 12/18/19	Citibank, N.A.	CLP	50,681	71,000	68,422	—	(2,578)
Expiring 12/18/19	Goldman Sachs International	CLP	85,462	118,000	115,378	—	(2,622)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	CLP	70,134	97,248	94,685	—	(2,563)
Expiring 12/18/19	UBS AG	CLP	155,364	214,550	209,752	—	(4,798)
Chinese Renminbi,
Expiring 02/14/20	BNP Paribas S.A.	CNH	3,773	531,782	533,740	1,958	—
Expiring 02/14/20	Citibank, N.A.	CNH	315	44,456	44,599	143	—
Expiring 02/14/20	UBS AG	CNH	1,168	165,000	165,197	197	—
Expiring 02/28/20	Citibank, N.A.	CNH	671	95,342	94,955	—	(387)
Expiring 02/28/20	HSBC Bank USA, N.A.	CNH	500	73,805	70,696	—	(3,109)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	3,182	490,000	450,009	—	(39,991)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	53

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/14/21	Citibank, N.A.	CNH	2,087	$299,020	$291,421	$—	$(7,599)
Czech Koruna,
Expiring 01/17/20	Citibank, N.A.	CZK	2,727	119,000	119,330	330	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	CZK	3,404	148,000	148,985	985	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	CZK	3,087	132,000	135,116	3,116	—
Egyptian Pound,
Expiring 11/27/19	Citibank, N.A.	EGP	919	53,291	56,515	3,224	—
Expiring 11/27/19	Citibank, N.A.	EGP	598	34,692	36,780	2,088	—
Expiring 12/18/19	Citibank, N.A.	EGP	1,321	76,124	80,783	4,659	—
Expiring 12/23/19	Citibank, N.A.	EGP	506	30,000	30,901	901	—
Expiring 12/23/19	Morgan Stanley & Co. International PLC	EGP	893	52,826	54,525	1,699	—
Expiring 12/23/19	Morgan Stanley & Co. International PLC	EGP	386	22,826	23,560	734	—
Expiring 01/21/20	Citibank, N.A.	EGP	1,040	59,593	63,095	3,502	—
Expiring 01/28/20	Citibank, N.A.	EGP	897	52,801	54,302	1,501	—
Expiring 01/28/20	Citibank, N.A.	EGP	449	26,277	27,203	926	—
Expiring 01/30/20	Citibank, N.A.	EGP	2,116	125,522	128,042	2,520	—
Expiring 01/30/20	Citibank, N.A.	EGP	721	41,346	43,610	2,264	—
Euro,
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	EUR	25	28,469	28,432	—	(37)
Expiring 01/17/20	Barclays Bank PLC	EUR	182	202,000	203,627	1,627	—
Expiring 01/17/20	Barclays Bank PLC	EUR	143	161,000	160,782	—	(218)
Expiring 01/17/20	Barclays Bank PLC	EUR	55	61,951	61,980	29	—

See Notes to Financial Statements.

54

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 01/31/20	Morgan Stanley & Co. International PLC	EUR	266	$322,844	$298,561	$—	$(24,283)
Expiring 02/28/20	Bank of America, N.A.	EUR	327	427,814	367,642	—	(60,172)
Expiring 02/28/20	BNP Paribas S.A.	EUR	794	898,610	892,685	—	(5,925)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	EUR	653	756,761	734,160	—	(22,601)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	EUR	325	395,423	365,450	—	(29,973)
Hungarian Forint,
Expiring 01/17/20	Citibank, N.A.	HUF	27,047	92,000	92,213	213	—
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	HUF	37,966	127,000	129,441	2,441	—
Indian Rupee,
Expiring 11/27/19	Citibank, N.A.	INR	5,251	74,000	73,651	—	(349)
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	INR	2,742	37,703	38,455	752	—
Expiring 11/27/19	Morgan Stanley & Co. International PLC	INR	3,545	49,000	49,724	724	—
Expiring 12/18/19	Barclays Bank PLC	INR	6,146	85,331	85,981	650	—
Expiring 12/18/19	Citibank, N.A.	INR	21,286	292,079	297,794	5,715	—
Expiring 12/18/19	Citibank, N.A.	INR	10,396	144,000	145,446	1,446	—
Expiring 12/18/19	Citibank, N.A.	INR	6,023	84,133	84,264	131	—
Expiring 12/18/19	HSBC Bank USA, N.A.	INR	50,119	689,828	701,179	11,351	—
Expiring 12/18/19	HSBC Bank USA, N.A.	INR	8,337	117,000	116,635	—	(365)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	INR	8,415	117,000	117,722	722	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	INR	6,950	96,388	97,231	843	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	INR	6,124	85,632	85,669	37	—
Expiring 10/30/20	Goldman Sachs International	INR	14,913	197,000	201,139	4,139	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	55

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 12/23/20	Goldman Sachs International	INR	8,628	$113,000	$115,619	$2,619	$—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	INR	15,047	202,816	200,101	—	(2,715)
Indonesian Rupiah,
Expiring 12/18/19	BNP Paribas S.A.	IDR	1,410,000	100,000	99,596	—	(404)
Expiring 12/18/19	HSBC Bank USA, N.A.	IDR	3,527,395	250,000	249,159	—	(841)
Israeli Shekel,
Expiring 11/27/19	BNP Paribas S.A.	ILS	205	59,000	58,335	—	(665)
Expiring 11/29/19	Citibank, N.A.	ILS	6,194	1,705,000	1,760,026	55,026	—
Expiring 12/18/19	Barclays Bank PLC	ILS	641	185,000	182,445	—	(2,555)
Expiring 12/18/19	Barclays Bank PLC	ILS	430	124,000	122,192	—	(1,808)
Expiring 12/18/19	Barclays Bank PLC	ILS	122	34,914	34,742	—	(172)
Expiring 12/18/19	Barclays Bank PLC	ILS	73	20,886	20,757	—	(129)
Expiring 12/18/19	Citibank, N.A.	ILS	639	181,000	181,750	750	—
Expiring 12/18/19	Citibank, N.A.	ILS	381	109,000	108,291	—	(709)
Expiring 12/18/19	Citibank, N.A.	ILS	152	43,500	43,107	—	(393)
Expiring 12/18/19	HSBC Bank USA, N.A.	ILS	204	58,013	58,119	106	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ILS	553	157,025	157,219	194	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ILS	333	94,738	94,632	—	(106)
Expiring 06/30/21	Bank of America, N.A.	ILS	2,295	664,000	671,762	7,762	—
Japanese Yen,
Expiring 11/27/19	Bank of America, N.A.	JPY	17,183	163,000	159,364	—	(3,636)
Expiring 11/27/19	Bank of America, N.A.	JPY	4,924	46,000	45,667	—	(333)

See Notes to Financial Statements.

56

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 11/27/19	Citibank, N.A.	JPY	10,257	$95,000	$95,125	$125	$—
Expiring 11/27/19	Deutsche Bank AG	JPY	16,216	155,000	150,393	—	(4,607)
Expiring 11/27/19	Deutsche Bank AG	JPY	11,766	110,000	109,123	—	(877)
Expiring 11/27/19	HSBC Bank USA, N.A.	JPY	15,374	146,000	142,589	—	(3,411)
Expiring 11/27/19	HSBC Bank USA, N.A.	JPY	5,041	47,000	46,750	—	(250)
Expiring 11/27/19	UBS AG	JPY	8,126	76,000	75,365	—	(635)
Expiring 01/17/20	Citibank, N.A.	JPY	12,297	114,000	114,482	482	—
Expiring 01/17/20	Citibank, N.A.	JPY	4,583	42,383	42,667	284	—
Expiring 01/31/20	Morgan Stanley & Co. International PLC	JPY	795	7,508	7,410	—	(98)
Expiring 07/29/20	Deutsche Bank AG	JPY	20,380	194,000	191,824	—	(2,176)
Expiring 10/30/20	Bank of America, N.A.	JPY	151,845	1,426,000	1,436,365	10,365	—
Expiring 01/29/21	Barclays Bank PLC	JPY	14,562	138,000	138,414	414	—
Expiring 01/29/21	Barclays Bank PLC	JPY	8,838	85,000	84,001	—	(999)
Expiring 01/29/21	Citibank, N.A.	JPY	74,831	746,000	711,263	—	(34,737)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	64,144	624,000	609,682	—	(14,318)
Expiring 10/31/23	Bank of America, N.A.	JPY	105,610	1,058,000	1,062,331	4,331	—
Expiring 10/31/23	Barclays Bank PLC	JPY	21,923	230,000	220,526	—	(9,474)
Expiring 10/31/23	Barclays Bank PLC	JPY	13,554	140,000	136,341	—	(3,659)
Expiring 10/31/23	Deutsche Bank AG	JPY	22,335	234,000	224,672	—	(9,328)
Expiring 10/31/23	Goldman Sachs International	JPY	50,469	518,000	507,667	—	(10,333)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	57

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 11/27/19	Bank of America, N.A.	MXN	2,385	$124,000	$123,445	$—	$(555)
Expiring 11/27/19	Bank of America, N.A.	MXN	1,155	57,000	59,774	2,774	—
Expiring 11/27/19	BNP Paribas S.A.	MXN	3,040	151,339	157,367	6,028	—
Expiring 11/27/19	Goldman Sachs International	MXN	2,412	120,000	124,872	4,872	—
Expiring 11/27/19	HSBC Bank USA, N.A.	MXN	1,076	54,000	55,693	1,693	—
Expiring 11/27/19	HSBC Bank USA, N.A.	MXN	859	43,000	44,449	1,449	—
Expiring 11/27/19	Morgan Stanley & Co. International PLC	MXN	4,841	244,000	250,584	6,584	—
Expiring 12/18/19	Barclays Bank PLC	MXN	2,696	140,000	139,117	—	(883)
Expiring 12/18/19	Citibank, N.A.	MXN	2,108	109,000	108,765	—	(235)
Expiring 12/18/19	Citibank, N.A.	MXN	1,139	58,622	58,783	161	—
Expiring 12/18/19	HSBC Bank USA, N.A.	MXN	1,190	60,612	61,388	776	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	MXN	9,413	466,464	485,675	19,211	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	MXN	964	48,917	49,739	822	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	1,506	78,000	77,726	—	(274)
Expiring 12/30/19	Citibank, N.A.	MXN	2,836	138,371	146,047	7,676	—
Expiring 12/30/19	Goldman Sachs International	MXN	1,589	77,731	81,848	4,117	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	MXN	2,299	118,000	117,381	—	(619)
Expiring 04/30/20	Citibank, N.A.	MXN	1,889	91,544	95,626	4,082	—
Expiring 04/30/20	Deutsche Bank AG	MXN	14,838	669,000	750,953	81,953	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	MXN	795	39,000	40,226	1,226	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	MXN	4,355	211,000	220,392	9,392	—

See Notes to Financial Statements.

58

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/30/20	Citibank, N.A.	MXN	3,892	$180,910	$192,159	$11,249	$—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	MXN	13,742	648,000	678,589	30,589	—
Expiring 01/29/21	Goldman Sachs International	MXN	2,904	135,965	141,796	5,831	—
Expiring 01/29/21	Goldman Sachs International	MXN	834	39,000	40,705	1,705	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	MXN	1,574	73,000	76,863	3,863	—
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	MXN	4,243	193,360	204,951	11,591	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	20,279	955,000	979,577	24,577	—
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	4,649	192,329	205,491	13,162	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	14,804	624,000	654,362	30,362	—
New Taiwanese Dollar,
Expiring 12/18/19	Barclays Bank PLC	TWD	4,471	148,000	147,621	—	(379)
Expiring 12/18/19	Barclays Bank PLC	TWD	3,909	129,000	129,062	62	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	17,406	568,480	574,702	6,222	—
New Zealand Dollar,
Expiring 01/22/20	BNP Paribas S.A.	NZD	240	154,000	153,957	—	(43)
Norwegian Krone,
Expiring 01/17/20	Bank of America, N.A.	NOK	6,416	704,566	697,986	—	(6,580)
Expiring 01/17/20	Citibank, N.A.	NOK	1,586	173,889	172,586	—	(1,303)
Expiring 01/17/20	HSBC Bank USA, N.A.	NOK	596	65,168	64,789	—	(379)
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	NOK	6,098	670,862	663,407	—	(7,455)
Peruvian Nuevo Sol,
Expiring 12/18/19	Bank of America, N.A.	PEN	485	143,000	144,754	1,754	—
Expiring 12/18/19	BNP Paribas S.A.	PEN	1,515	448,088	452,138	4,050	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	59

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 12/18/19	BNP Paribas S.A.	PEN	443	$131,000	$132,213	$1,213	$—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PEN	104	30,910	30,950	40	—
Philippine Peso,
Expiring 12/18/19	Credit Suisse International	PHP	7,714	151,000	151,648	648	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PHP	9,398	179,921	184,752	4,831	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	PHP	4,906	94,000	96,455	2,455	—
Polish Zloty,
Expiring 01/17/20	Citibank, N.A.	PLN	429	112,000	112,366	366	—
Expiring 01/17/20	Citibank, N.A.	PLN	307	79,000	80,505	1,505	—
Expiring 01/17/20	HSBC Bank USA, N.A.	PLN	546	142,000	142,890	890	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	PLN	486	127,000	127,320	320	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	PLN	339	88,000	88,689	689	—
Russian Ruble,
Expiring 11/27/19	Barclays Bank PLC	RUB	2,900	43,000	45,047	2,047	—
Expiring 11/27/19	Citibank, N.A.	RUB	9,533	142,542	148,090	5,548	—
Expiring 12/18/19	Barclays Bank PLC	RUB	7,267	112,194	112,528	334	—
Expiring 12/18/19	Barclays Bank PLC	RUB	5,002	77,000	77,457	457	—
Expiring 12/18/19	Barclays Bank PLC	RUB	4,039	61,000	62,549	1,549	—
Expiring 12/18/19	Barclays Bank PLC	RUB	3,708	57,090	57,418	328	—
Expiring 12/18/19	Citibank, N.A.	RUB	7,578	116,587	117,338	751	—
Expiring 12/18/19	Citibank, N.A.	RUB	4,403	68,000	68,180	180	—
Expiring 12/18/19	Credit Suisse International	RUB	6,634	102,842	102,724	—	(118)

See Notes to Financial Statements.

60

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	RUB	8,161	$126,100	$126,375	$275	$—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	RUB	31,317	460,884	484,941	24,057	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	RUB	20,976	310,000	324,813	14,813	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	RUB	4,259	66,463	65,943	—	(520)
Expiring 12/24/19	Citibank, N.A.	RUB	38,251	558,000	591,778	33,778	—
Expiring 03/31/20	Barclays Bank PLC	RUB	18,482	265,702	282,696	16,994	—
Expiring 03/31/20	BNP Paribas S.A.	RUB	15,915	224,000	243,434	19,434	—
Expiring 10/30/20	Deutsche Bank AG	RUB	6,052	91,000	90,338	—	(662)
Expiring 12/23/20	Goldman Sachs International	RUB	69,304	993,000	1,028,335	35,335	—
Expiring 04/29/21	Goldman Sachs International	RUB	5,676	80,000	83,047	3,047	—
Saudi Arabian Riyal,
Expiring 11/12/19	Goldman Sachs International	SAR	5,715	1,519,826	1,523,927	4,101	—
Singapore Dollar,
Expiring 12/18/19	Barclays Bank PLC	SGD	279	205,000	205,344	344	—
Expiring 12/18/19	Barclays Bank PLC	SGD	147	107,000	108,440	1,440	—
Expiring 12/18/19	Citibank, N.A.	SGD	163	118,407	119,685	1,278	—
Expiring 12/18/19	Goldman Sachs International	SGD	1,025	753,200	753,971	771	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	SGD	362	266,000	266,353	353	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	SGD	271	199,000	199,130	130	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	219	160,000	161,400	1,400	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	215	158,000	158,301	301	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	184	134,000	135,571	1,571	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	61

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 11/27/19	Citibank, N.A.	ZAR	653	$44,000	$43,031	$—	$(969)
Expiring 11/27/19	HSBC Bank USA, N.A.	ZAR	697	46,000	45,947	—	(53)
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	ZAR	2,578	198,721	169,984	—	(28,737)
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	ZAR	462	31,000	30,432	—	(568)
Expiring 12/18/19	Citibank, N.A.	ZAR	1,241	83,000	81,560	—	(1,440)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ZAR	1,852	121,954	121,777	—	(177)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ZAR	1,742	113,222	114,546	1,324	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ZAR	763	52,000	50,164	—	(1,836)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ZAR	304	19,520	19,956	436	—
Expiring 12/30/19	Barclays Bank PLC	ZAR	4,328	336,316	284,005	—	(52,311)
Expiring 12/30/19	BNP Paribas S.A.	ZAR	6,885	435,000	451,815	16,815	—
Expiring 03/31/20	Morgan Stanley & Co. International PLC	ZAR	4,145	285,559	268,777	—	(16,782)
Expiring 03/31/20	UBS AG	ZAR	2,344	164,347	152,030	—	(12,317)
Expiring 03/31/20	UBS AG	ZAR	1,373	89,000	89,013	13	—
Expiring 07/29/20	Goldman Sachs International	ZAR	3,670	247,000	234,173	—	(12,827)
Expiring 08/31/20	BNP Paribas S.A.	ZAR	1,636	109,721	103,904	—	(5,817)
Expiring 09/30/20	Barclays Bank PLC	ZAR	2,610	173,574	165,126	—	(8,448)
Expiring 09/30/20	Citibank, N.A.	ZAR	6,835	421,000	432,376	11,376	—
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	397	26,000	25,113	—	(887)
Expiring 01/29/21	Barclays Bank PLC	ZAR	3,332	205,375	207,287	1,912	—
Expiring 01/29/21	Goldman Sachs International	ZAR	2,344	154,000	145,826	—	(8,174)

See Notes to Financial Statements.

62

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	4,849	$325,000	$301,634	$—	$(23,366)
South Korean Won,
Expiring 11/27/19	Barclays Bank PLC	KRW	79,332	66,000	67,823	1,823	—
Expiring 11/27/19	Barclays Bank PLC	KRW	62,800	52,000	53,690	1,690	—
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	KRW	73,129	62,000	62,520	520	—
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	KRW	20,501	16,990	17,527	537	—
Expiring 11/27/19	Morgan Stanley & Co. International PLC	KRW	95,080	80,000	81,287	1,287	—
Expiring 11/27/19	Morgan Stanley & Co. International PLC	KRW	74,957	64,000	64,083	83	—
Expiring 11/27/19	UBS AG	KRW	90,725	77,000	77,564	564	—
Expiring 12/18/19	Barclays Bank PLC	KRW	192,766	164,000	164,876	876	—
Expiring 12/18/19	Barclays Bank PLC	KRW	114,990	97,243	98,353	1,110	—
Expiring 12/18/19	BNP Paribas S.A.	KRW	112,603	96,000	96,311	311	—
Expiring 12/18/19	BNP Paribas S.A.	KRW	108,245	91,000	92,583	1,583	—
Expiring 12/18/19	HSBC Bank USA, N.A.	KRW	181,833	153,000	155,525	2,525	—
Expiring 12/18/19	HSBC Bank USA, N.A.	KRW	129,514	109,000	110,775	1,775	—
Expiring 12/18/19	HSBC Bank USA, N.A.	KRW	127,683	107,000	109,210	2,210	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	178,566	153,014	152,731	—	(283)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	115,304	97,000	98,621	1,621	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	KRW	225,231	193,000	193,042	42	—
Expiring 10/30/20	BNP Paribas S.A.	KRW	425,612	374,000	367,356	—	(6,644)
Expiring 10/30/20	JPMorgan Chase Bank, N.A.	KRW	130,905	109,856	112,987	3,131	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	63

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 07/30/21	HSBC Bank USA, N.A.	KRW	763,668	$648,000	$664,092	$16,092	$—
Swedish Krona,
Expiring 01/17/20	Barclays Bank PLC	SEK	1,068	111,000	111,078	78	—
Expiring 01/17/20	HSBC Bank USA, N.A.	SEK	777	81,000	80,882	—	(118)
Swiss Franc,
Expiring 01/17/20	Morgan Stanley & Co. International PLC	CHF	132	133,000	134,372	1,372	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	CHF	37	37,300	37,474	174	—
Expiring 10/30/20	Goldman Sachs International	CHF	362	391,000	375,960	—	(15,040)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	CHF	120	127,000	124,545	—	(2,455)
Expiring 10/30/20	UBS AG	CHF	162	167,121	168,826	1,705	—
Thai Baht,
Expiring 12/18/19	BNP Paribas S.A.	THB	4,896	161,000	162,219	1,219	—
Expiring 12/18/19	BNP Paribas S.A.	THB	4,271	141,000	141,528	528	—
Expiring 12/18/19	Citibank, N.A.	THB	4,891	160,000	162,073	2,073	—
Expiring 12/18/19	Citibank, N.A.	THB	4,581	150,509	151,783	1,274	—
Expiring 12/18/19	Credit Suisse International	THB	8,368	272,000	277,280	5,280	—
Expiring 12/18/19	Goldman Sachs International	THB	3,632	119,000	120,339	1,339	—
Expiring 12/18/19	HSBC Bank USA, N.A.	THB	4,459	146,000	147,746	1,746	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	3,519	115,000	116,615	1,615	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	2,538	83,000	84,103	1,103	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	2,402	78,282	79,599	1,317	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	THB	5,082	166,000	168,398	2,398	—

See Notes to Financial Statements.

64

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 11/27/19	HSBC Bank USA, N.A.	TRY	295	$49,000	$51,155	$2,155	$—
Expiring 11/27/19	HSBC Bank USA, N.A.	TRY	267	46,000	46,404	404	—
Expiring 12/18/19	Barclays Bank PLC	TRY	740	126,441	127,719	1,278	—
Expiring 12/18/19	Barclays Bank PLC	TRY	735	125,550	126,962	1,412	—
Expiring 12/18/19	Barclays Bank PLC	TRY	499	86,000	86,185	185	—
Expiring 12/18/19	Barclays Bank PLC	TRY	489	83,556	84,385	829	—
Expiring 12/18/19	Goldman Sachs International	TRY	603	102,842	104,185	1,343	—
Expiring 12/18/19	Goldman Sachs International	TRY	523	89,800	90,320	520	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TRY	310	53,000	53,448	448	—
Expiring 12/24/19	Goldman Sachs International	TRY	5,507	996,000	949,453	—	(46,547)
Expiring 01/31/20	Barclays Bank PLC	TRY	155	23,626	26,485	2,859	—
Expiring 04/30/20	Barclays Bank PLC	TRY	424	61,689	70,713	9,024	—
Expiring 04/30/20	Citibank, N.A.	TRY	217	37,000	36,305	—	(695)
Expiring 04/30/20	Deutsche Bank AG	TRY	180	18,000	30,094	12,094	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	TRY	4,431	691,000	739,772	48,772	—
Expiring 06/30/20	Bank of America, N.A.	TRY	333	50,000	54,762	4,762	—
Expiring 06/30/20	Deutsche Bank AG	TRY	7,876	761,000	1,294,804	533,804	—
Expiring 07/29/20	Barclays Bank PLC	TRY	1,564	217,894	255,298	37,404	—
Expiring 10/30/20	Barclays Bank PLC	TRY	343	49,342	54,766	5,424	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	TRY	152	22,000	24,259	2,259	—
Expiring 02/26/21	Barclays Bank PLC	TRY	1,097	138,987	169,476	30,489	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	65

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 02/26/21	Barclays Bank PLC	TRY	564	$77,317	$87,075	$9,758	$—
Expiring 02/26/21	Barclays Bank PLC	TRY	412	57,000	63,682	6,682	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	6,212	748,000	959,936	211,936	—
Expiring 05/28/21	BNP Paribas S.A.	TRY	420	54,000	63,420	9,420	—
Expiring 05/28/21	Goldman Sachs International	TRY	147	21,181	22,122	941	—

				$66,958,417	$68,061,306	1,881,997	(779,108)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 11/27/19	Bank of America, N.A.	AUD	172	$117,000	$118,816	$—	$(1,816)
Expiring 11/27/19	Barclays Bank PLC	AUD	79	54,000	54,234	—	(234)
Expiring 11/27/19	HSBC Bank USA, N.A.	AUD	87	59,000	59,927	—	(927)
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	AUD	120	81,000	82,466	—	(1,466)
Expiring 01/22/20	Barclays Bank PLC	AUD	165	113,000	114,103	—	(1,103)
Expiring 01/22/20	HSBC Bank USA, N.A.	AUD	1,249	855,175	862,841	—	(7,666)
Expiring 01/31/20	Morgan Stanley & Co. International PLC	AUD	1,388	1,002,900	958,997	43,903	—
Expiring 11/27/20	JPMorgan Chase Bank, N.A.	AUD	322	220,927	223,493	—	(2,566)
Brazilian Real,
Expiring 11/04/19	Barclays Bank PLC	BRL	484	116,782	120,725	—	(3,943)
Expiring 11/04/19	Barclays Bank PLC	BRL	323	77,000	80,529	—	(3,529)
Expiring 11/04/19	The Toronto-Dominion Bank	BRL	4,021	964,639	1,002,246	—	(37,607)

See Notes to Financial Statements.

66

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 12/03/19	BNP Paribas S.A.	BRL	2,755	$689,673	$685,543	$4,130	$—
Expiring 12/24/19	Bank of America, N.A.	BRL	490	120,000	121,847	—	(1,847)
Expiring 12/24/19	Bank of America, N.A.	BRL	234	56,000	58,115	—	(2,115)
Expiring 12/24/19	Bank of America, N.A.	BRL	174	43,000	43,143	—	(143)
Expiring 12/24/19	Barclays Bank PLC	BRL	318	78,000	79,100	—	(1,100)
Expiring 12/24/19	Barclays Bank PLC	BRL	274	66,000	68,068	—	(2,068)
Expiring 12/24/19	Barclays Bank PLC	BRL	210	51,000	52,222	—	(1,222)
Expiring 12/24/19	BNP Paribas S.A.	BRL	299	74,000	74,416	—	(416)
Expiring 12/24/19	BNP Paribas S.A.	BRL	191	46,000	47,482	—	(1,482)
Expiring 12/24/19	BNP Paribas S.A.	BRL	177	44,000	44,050	—	(50)
Expiring 12/24/19	Citibank, N.A.	BRL	581	140,000	144,313	—	(4,313)
Expiring 12/24/19	Citibank, N.A.	BRL	556	138,000	138,083	—	(83)
Expiring 12/24/19	Citibank, N.A.	BRL	356	89,000	88,490	510	—
Expiring 12/24/19	Citibank, N.A.	BRL	156	38,000	38,834	—	(834)
Expiring 12/24/19	Citibank, N.A.	BRL	123	30,000	30,564	—	(564)
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	BRL	1,182	333,000	293,843	39,157	—
Expiring 12/24/19	Morgan Stanley & Co. International PLC	BRL	239	60,000	59,516	484	—
Expiring 12/24/19	UBS AG	BRL	257	64,000	63,760	240	—
Expiring 03/31/20	Bank of America, N.A.	BRL	4,033	959,000	997,646	—	(38,646)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	2,555	714,000	631,990	82,010	—
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	1,168	281,071	288,942	—	(7,871)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	67

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 06/30/20	Deutsche Bank AG	BRL	4,005	$972,000	$985,700	$—	$(13,700)
Expiring 07/29/20	Deutsche Bank AG	BRL	1,318	298,000	323,793	—	(25,793)
Expiring 08/31/20	Citibank, N.A.	BRL	123	30,319	30,080	239	—
Expiring 08/31/20	Deutsche Bank AG	BRL	1,297	283,000	318,081	—	(35,081)
Expiring 12/23/20	Citibank, N.A.	BRL	554	136,000	134,815	1,185	—
Expiring 12/23/20	Citibank, N.A.	BRL	186	45,518	45,295	223	—
Expiring 12/23/20	Morgan Stanley & Co. International PLC	BRL	2,074	521,000	504,598	16,402	—
Expiring 01/29/21	Citibank, N.A.	BRL	1,785	436,000	432,929	3,071	—
Expiring 03/31/21	Citibank, N.A.	BRL	5,161	1,217,000	1,245,760	—	(28,760)
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	1,025	252,935	247,496	5,439	—
British Pound,
Expiring 11/27/19	HSBC Bank USA, N.A.	GBP	144	211,608	186,688	24,920	—
Expiring 11/27/19	HSBC Bank USA, N.A.	GBP	68	88,000	88,710	—	(710)
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	GBP	92	134,567	119,203	15,364	—
Expiring 11/27/19	UBS AG	GBP	29	41,231	37,247	3,984	—
Expiring 01/17/20	Bank of America, N.A.	GBP	328	425,353	425,514	—	(161)
Expiring 01/17/20	Barclays Bank PLC	GBP	135	174,000	175,325	—	(1,325)
Expiring 01/17/20	Barclays Bank PLC	GBP	117	151,000	152,406	—	(1,406)
Expiring 01/17/20	Barclays Bank PLC	GBP	87	113,000	113,423	—	(423)
Expiring 01/17/20	Barclays Bank PLC	GBP	70	91,000	90,650	350	—
Expiring 01/17/20	Citibank, N.A.	GBP	659	829,868	855,536	—	(25,668)

See Notes to Financial Statements.

68

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 01/17/20	Deutsche Bank AG	GBP	659	$835,085	$855,536	$—	$(20,451)
Expiring 01/17/20	Morgan Stanley & Co. International PLC	GBP	262	337,045	340,134	—	(3,089)
Expiring 01/17/20	Morgan Stanley & Co. International PLC	GBP	161	208,000	208,899	—	(899)
Expiring 07/29/20	Bank of America, N.A.	GBP	1,225	1,527,906	1,597,873	—	(69,967)
Canadian Dollar,
Expiring 01/22/20	Barclays Bank PLC	CAD	85	65,082	64,900	182	—
Chilean Peso,
Expiring 12/18/19	Barclays Bank PLC	CLP	61,220	84,473	82,651	1,822	—
Expiring 12/18/19	Citibank, N.A.	CLP	214,560	300,000	289,670	10,330	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	CLP	664,655	921,851	897,326	24,525	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CLP	332,327	460,925	448,663	12,262	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CLP	71,681	101,285	96,774	4,511	—
Expiring 12/18/19	The Toronto-Dominion Bank	CLP	332,327	467,408	448,663	18,745	—
Chinese Renminbi,
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	4,353	646,000	615,660	30,340	—
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	2,087	299,505	291,421	8,084	—
Colombian Peso,
Expiring 12/18/19	Bank of America, N.A.	COP	228,990	68,000	67,626	374	—
Expiring 12/18/19	Barclays Bank PLC	COP	348,915	103,000	103,043	—	(43)
Expiring 12/18/19	Barclays Bank PLC	COP	321,958	93,120	95,082	—	(1,962)
Expiring 12/18/19	Goldman Sachs International	COP	517,992	152,485	152,975	—	(490)
Expiring 12/18/19	Goldman Sachs International	COP	237,650	70,000	70,184	—	(184)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	COP	834,271	243,334	246,380	—	(3,046)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	69

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	COP	432,540	$127,307	$127,739	$—	$(432)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	COP	426,470	126,100	125,947	153	—
Expiring 12/18/19	UBS AG	COP	329,208	95,000	97,223	—	(2,223)
Czech Koruna,
Expiring 01/17/20	Barclays Bank PLC	CZK	3,202	137,050	140,137	—	(3,087)
Egyptian Pound,
Expiring 12/23/19	Citibank, N.A.	EGP	1,420	85,336	86,726	—	(1,390)
Expiring 12/23/19	Citibank, N.A.	EGP	364	21,953	22,260	—	(307)
Euro,
Expiring 11/27/19	Bank of America, N.A.	EUR	57	69,388	64,202	5,186	—
Expiring 11/27/19	Citibank, N.A.	EUR	65	84,419	72,103	12,316	—
Expiring 11/27/19	Deutsche Bank AG	EUR	124	138,286	138,362	—	(76)
Expiring 11/27/19	Deutsche Bank AG	EUR	75	84,000	84,000	—	—
Expiring 12/30/19	Deutsche Bank AG	EUR	147	189,569	164,699	24,870	—
Expiring 01/17/20	Barclays Bank PLC	EUR	3,200	3,582,142	3,588,805	—	(6,663)
Expiring 01/17/20	Barclays Bank PLC	EUR	111	124,000	124,656	—	(656)
Expiring 01/17/20	BNP Paribas S.A.	EUR	96	107,000	107,362	—	(362)
Expiring 01/17/20	Citibank, N.A.	EUR	263	292,048	294,938	—	(2,890)
Expiring 01/17/20	Citibank, N.A.	EUR	205	229,885	230,130	—	(245)
Expiring 01/17/20	Citibank, N.A.	EUR	199	221,102	223,194	—	(2,092)
Expiring 01/17/20	HSBC Bank USA, N.A.	EUR	4,202	4,664,214	4,712,076	—	(47,862)
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	EUR	4,507	5,006,338	5,054,409	—	(48,071)

See Notes to Financial Statements.

70

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 01/17/20	Morgan Stanley & Co. International PLC	EUR	197	$219,697	$221,140	$—	$(1,443)
Expiring 01/17/20	UBS AG	EUR	4,895	5,423,130	5,489,807	—	(66,677)
Expiring 01/17/20	UBS AG	EUR	417	465,538	467,766	—	(2,228)
Expiring 02/28/20	Bank of America, N.A.	EUR	690	840,696	775,759	64,937	—
Expiring 02/28/20	BNP Paribas S.A.	EUR	1,423	1,795,683	1,599,862	195,821	—
Expiring 07/29/20	The Toronto-Dominion Bank	EUR	103	122,770	116,946	5,824	—
Expiring 07/29/20	UBS AG	EUR	148	179,851	167,438	12,413	—
Hungarian Forint,
Expiring 01/17/20	Citibank, N.A.	HUF	29,259	97,610	99,756	—	(2,146)
Expiring 01/17/20	Goldman Sachs International	HUF	22,414	76,000	76,420	—	(420)
Expiring 01/17/20	The Toronto-Dominion Bank	HUF	267,306	895,571	911,360	—	(15,789)
Indian Rupee,
Expiring 12/18/19	Bank of America, N.A.	INR	10,351	144,000	144,818	—	(818)
Expiring 12/18/19	Citibank, N.A.	INR	7,738	108,000	108,258	—	(258)
Expiring 12/18/19	HSBC Bank USA, N.A.	INR	15,590	216,691	218,104	—	(1,413)
Expiring 12/18/19	HSBC Bank USA, N.A.	INR	10,312	144,000	144,266	—	(266)
Expiring 12/18/19	HSBC Bank USA, N.A.	INR	7,385	102,842	103,314	—	(472)
Expiring 10/30/20	HSBC Bank USA, N.A.	INR	19,746	258,000	266,327	—	(8,327)
Expiring 12/23/20	BNP Paribas S.A.	INR	10,264	133,000	137,544	—	(4,544)
Expiring 02/26/21	Bank of America, N.A.	INR	10,391	138,000	138,190	—	(190)
Expiring 02/26/21	Goldman Sachs International	INR	3,844	50,000	51,113	—	(1,113)
Expiring 09/30/21	Bank of America, N.A.	INR	45,446	587,000	589,357	—	(2,357)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	71

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 12/18/19	Barclays Bank PLC	IDR	2,139,108	$149,809	$151,097	$—	$(1,288)
Expiring 12/18/19	Barclays Bank PLC	IDR	841,464	59,636	59,437	199	—
Expiring 12/18/19	Citibank, N.A.	IDR	1,766,504	124,000	124,778	—	(778)
Expiring 12/18/19	Citibank, N.A.	IDR	786,391	55,228	55,547	—	(319)
Expiring 12/18/19	HSBC Bank USA, N.A.	IDR	10,116,756	703,334	714,602	—	(11,268)
Expiring 12/18/19	HSBC Bank USA, N.A.	IDR	2,236,016	158,000	157,942	58	—
Expiring 12/18/19	HSBC Bank USA, N.A.	IDR	1,659,052	116,000	117,188	—	(1,188)
Expiring 12/18/19	HSBC Bank USA, N.A.	IDR	1,535,483	109,000	108,460	540	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	IDR	1,311,460	92,000	92,636	—	(636)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	IDR	960,983	67,499	67,880	—	(381)
Israeli Shekel,
Expiring 11/27/19	Bank of America, N.A.	ILS	362	103,294	102,738	556	—
Expiring 11/29/19	Goldman Sachs International	ILS	6,181	1,705,000	1,756,150	—	(51,150)
Expiring 12/18/19	Barclays Bank PLC	ILS	1,367	389,764	388,720	1,044	—
Expiring 12/18/19	Citibank, N.A.	ILS	547	155,000	155,619	—	(619)
Expiring 12/18/19	Citibank, N.A.	ILS	451	128,000	128,331	—	(331)
Expiring 12/18/19	HSBC Bank USA, N.A.	ILS	109	31,159	31,119	40	—
Expiring 02/28/20	Citibank, N.A.	ILS	1,232	353,000	351,844	1,156	—
Japanese Yen,
Expiring 11/27/19	Bank of America, N.A.	JPY	10,096	93,000	93,637	—	(637)
Expiring 11/27/19	Bank of America, N.A.	JPY	8,110	76,000	75,220	780	—
Expiring 11/27/19	Bank of America, N.A.	JPY	5,430	51,000	50,359	641	—

See Notes to Financial Statements.

72

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 11/27/19	Barclays Bank PLC	JPY	6,095	$56,000	$56,524	$—	$(524)
Expiring 11/27/19	Citibank, N.A.	JPY	8,088	77,000	75,016	1,984	—
Expiring 11/27/19	Citibank, N.A.	JPY	7,435	68,500	68,954	—	(454)
Expiring 11/27/19	Citibank, N.A.	JPY	7,038	65,000	65,276	—	(276)
Expiring 11/27/19	Citibank, N.A.	JPY	4,624	43,000	42,887	113	—
Expiring 11/27/19	Deutsche Bank AG	JPY	8,210	77,000	76,141	859	—
Expiring 11/27/19	Goldman Sachs International	JPY	12,674	118,000	117,543	457	—
Expiring 11/27/19	Goldman Sachs International	JPY	6,528	62,000	60,548	1,452	—
Expiring 11/27/19	HSBC Bank USA, N.A.	JPY	9,167	86,000	85,018	982	—
Expiring 11/27/19	HSBC Bank USA, N.A.	JPY	5,647	53,000	52,373	627	—
Expiring 11/27/19	Morgan Stanley & Co. International PLC	JPY	23,586	223,000	218,750	4,250	—
Expiring 11/27/19	The Toronto-Dominion Bank	JPY	7,053	67,000	65,410	1,590	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	JPY	3,950	36,692	36,773	—	(81)
Expiring 02/28/20	Citibank, N.A.	JPY	50,201	472,922	468,507	4,415	—
Expiring 03/31/20	Citibank, N.A.	JPY	4,055	38,000	37,914	86	—
Expiring 07/29/20	Deutsche Bank AG	JPY	22,383	215,000	210,676	4,324	—
Expiring 11/30/20	JPMorgan Chase Bank, N.A.	JPY	33,066	316,603	313,296	3,307	—
Expiring 12/30/20	Bank of America, N.A.	JPY	30,753	296,615	291,842	4,773	—
Expiring 01/29/21	Bank of America, N.A.	JPY	37,389	353,000	355,379	—	(2,379)
Expiring 01/29/21	Citibank, N.A.	JPY	75,708	741,000	719,596	21,404	—
Expiring 01/29/21	Deutsche Bank AG	JPY	57,595	548,134	547,436	698	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	73

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/31/23	Citibank, N.A.	JPY	27,641	$286,831	$278,037	$8,794	$—
Malaysian Ringgit,
Expiring 12/18/19	Goldman Sachs International	MYR	1,274	304,216	305,692	—	(1,476)
Mexican Peso,
Expiring 11/27/19	Goldman Sachs International	MXN	1,037	54,000	53,688	312	—
Expiring 11/27/19	HSBC Bank USA, N.A.	MXN	1,440	74,000	74,516	—	(516)
Expiring 11/27/19	HSBC Bank USA, N.A.	MXN	940	48,000	48,633	—	(633)
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	MXN	7,753	381,276	401,334	—	(20,058)
Expiring 11/27/19	Morgan Stanley & Co. International PLC	MXN	9,359	477,000	484,447	—	(7,447)
Expiring 12/18/19	Citibank, N.A.	MXN	2,697	140,000	139,148	852	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	MXN	2,210	112,248	114,008	—	(1,760)
Expiring 12/30/19	Citibank, N.A.	MXN	1,458	71,000	75,080	—	(4,080)
Expiring 12/30/19	Morgan Stanley & Co. International PLC	MXN	2,967	134,000	152,814	—	(18,814)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	MXN	4,589	228,000	234,350	—	(6,350)
Expiring 04/30/20	Citibank, N.A.	MXN	17,592	844,000	890,324	—	(46,324)
Expiring 04/30/20	UBS AG	MXN	1,633	72,000	82,655	—	(10,655)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	7,722	391,000	389,225	1,775	—
Expiring 10/30/20	Deutsche Bank AG	MXN	20,095	879,000	992,275	—	(113,275)
Expiring 01/29/21	Citibank, N.A.	MXN	7,041	335,000	343,830	—	(8,830)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	10,026	463,000	484,325	—	(21,325)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	5,811	272,000	280,717	—	(8,717)

See Notes to Financial Statements.

74

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 12/18/19	Barclays Bank PLC	TWD	3,843	$126,313	$126,886	$—	$(573)
Expiring 12/18/19	Barclays Bank PLC	TWD	2,375	77,005	78,410	—	(1,405)
Expiring 12/18/19	Barclays Bank PLC	TWD	2,365	77,839	78,095	—	(256)
Expiring 12/18/19	Credit Suisse International	TWD	34,857	1,122,567	1,150,884	—	(28,317)
Expiring 12/18/19	Credit Suisse International	TWD	4,332	140,000	143,039	—	(3,039)
Expiring 12/18/19	Goldman Sachs International	TWD	5,437	179,000	179,523	—	(523)
Expiring 12/18/19	Goldman Sachs International	TWD	3,473	112,000	114,657	—	(2,657)
Expiring 12/18/19	HSBC Bank USA, N.A.	TWD	4,529	148,000	149,542	—	(1,542)
Expiring 12/18/19	HSBC Bank USA, N.A.	TWD	4,458	144,000	147,190	—	(3,190)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	7,219	234,963	238,357	—	(3,394)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	4,291	141,000	141,673	—	(673)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	4,285	140,000	141,472	—	(1,472)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	3,916	127,674	129,299	—	(1,625)
New Zealand Dollar,
Expiring 01/22/20	Barclays Bank PLC	NZD	157	100,000	101,049	—	(1,049)
Expiring 01/22/20	Morgan Stanley & Co. International PLC	NZD	1,052	667,678	675,587	—	(7,909)
Norwegian Krone,
Expiring 01/17/20	BNP Paribas S.A.	NOK	1,067	117,000	116,038	962	—
Peruvian Nuevo Sol,
Expiring 12/18/19	Bank of America, N.A.	PEN	520	155,000	155,244	—	(244)
Expiring 12/18/19	Bank of America, N.A.	PEN	481	142,900	143,680	—	(780)
Expiring 12/18/19	Barclays Bank PLC	PEN	461	137,000	137,747	—	(747)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	75

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PEN	598	$178,000	$178,413	$—	$(413)
Philippine Peso,
Expiring 12/18/19	Barclays Bank PLC	PHP	4,118	79,000	80,954	—	(1,954)
Expiring 12/18/19	BNP Paribas S.A.	PHP	6,760	129,000	132,888	—	(3,888)
Expiring 12/18/19	HSBC Bank USA, N.A.	PHP	8,973	171,000	176,401	—	(5,401)
Expiring 12/18/19	HSBC Bank USA, N.A.	PHP	4,187	80,000	82,317	—	(2,317)
Polish Zloty,
Expiring 01/17/20	Barclays Bank PLC	PLN	241	62,005	63,139	—	(1,134)
Russian Ruble,
Expiring 12/18/19	Bank of America, N.A.	RUB	5,733	87,000	88,773	—	(1,773)
Expiring 12/18/19	Barclays Bank PLC	RUB	6,073	92,000	94,040	—	(2,040)
Expiring 12/24/19	Barclays Bank PLC	RUB	13,857	212,407	214,388	—	(1,981)
Expiring 12/24/19	Goldman Sachs International	RUB	20,740	338,000	320,863	17,137	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	RUB	3,654	49,060	56,527	—	(7,467)
Expiring 03/31/20	Citibank, N.A.	RUB	18,480	269,000	282,667	—	(13,667)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	RUB	19,030	251,390	291,078	—	(39,688)
Expiring 12/23/20	BNP Paribas S.A.	RUB	56,910	772,000	844,437	—	(72,437)
Expiring 12/23/20	BNP Paribas S.A.	RUB	15,964	224,000	236,882	—	(12,882)
Expiring 04/29/21	Deutsche Bank AG	RUB	13,019	192,000	190,471	1,529	—
Saudi Arabian Riyal,
Expiring 11/12/19	Goldman Sachs International	SAR	5,715	1,500,000	1,523,927	—	(23,927)
Singapore Dollar,
Expiring 12/18/19	Goldman Sachs International	SGD	573	411,571	421,229	—	(9,658)

See Notes to Financial Statements.

76

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 12/18/19	HSBC Bank USA, N.A.	SGD	206	$150,000	$151,305	$—	$(1,305)
South African Rand,
Expiring 11/27/19	BNP Paribas S.A.	ZAR	1,397	90,956	92,108	—	(1,152)
Expiring 12/18/19	Barclays Bank PLC	ZAR	2,715	181,100	178,505	2,595	—
Expiring 12/18/19	Barclays Bank PLC	ZAR	1,580	104,548	103,879	669	—
Expiring 12/18/19	Barclays Bank PLC	ZAR	1,535	102,842	100,922	1,920	—
Expiring 12/18/19	Citibank, N.A.	ZAR	1,719	112,429	112,994	—	(565)
Expiring 12/18/19	Deutsche Bank AG	ZAR	702	47,657	46,132	1,525	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ZAR	1,735	116,694	114,083	2,611	—
Expiring 12/30/19	Goldman Sachs International	ZAR	2,963	187,000	194,456	—	(7,456)
Expiring 12/30/19	JPMorgan Chase Bank, N.A.	ZAR	1,582	104,805	103,786	1,019	—
Expiring 03/31/20	Barclays Bank PLC	ZAR	2,180	145,000	141,373	3,627	—
Expiring 03/31/20	Goldman Sachs International	ZAR	2,216	140,000	143,675	—	(3,675)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	ZAR	4,510	295,053	292,455	2,598	—
Expiring 07/29/20	BNP Paribas S.A.	ZAR	6,365	390,000	406,140	—	(16,140)
Expiring 09/30/20	Goldman Sachs International	ZAR	1,152	72,000	72,889	—	(889)
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	6,161	419,000	389,740	29,260	—
Expiring 01/29/21	Deutsche Bank AG	ZAR	8,749	557,000	544,222	12,778	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	3,878	250,000	241,256	8,744	—
South Korean Won,
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	KRW	89,688	74,000	76,677	—	(2,677)
Expiring 12/18/19	Citibank, N.A.	KRW	228,243	189,894	195,220	—	(5,326)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	77

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	157,043	$131,000	$134,321	$—	$(3,321)
Expiring 12/18/19	The Toronto-Dominion Bank	KRW	119,166	99,000	101,925	—	(2,925)
Expiring 12/24/19	Goldman Sachs International	KRW	12,696	12,001	10,861	1,140	—
Expiring 02/28/20	HSBC Bank USA, N.A.	KRW	745,189	621,250	638,689	—	(17,439)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	KRW	608,287	522,000	522,635	—	(635)
Expiring 10/30/20	Deutsche Bank AG	KRW	556,517	481,000	480,343	657	—
Swedish Krona,
Expiring 01/17/20	BNP Paribas S.A.	SEK	861	89,000	89,574	—	(574)
Expiring 01/17/20	Citibank, N.A.	SEK	383	39,305	39,828	—	(523)
Expiring 01/17/20	Morgan Stanley & Co. International PLC	SEK	3,955	405,994	411,492	—	(5,498)
Swiss Franc,
Expiring 01/17/20	Barclays Bank PLC	CHF	143	145,000	145,702	—	(702)
Expiring 01/17/20	Citibank, N.A.	CHF	82	82,273	83,180	—	(907)
Expiring 01/17/20	Deutsche Bank AG	CHF	45	46,113	46,178	—	(65)
Expiring 01/17/20	UBS AG	CHF	1,347	1,358,361	1,373,718	—	(15,357)
Expiring 10/30/20	Bank of America, N.A.	CHF	475	503,000	494,270	8,730	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	CHF	168	177,435	175,060	2,375	—
Thai Baht,
Expiring 12/18/19	Barclays Bank PLC	THB	2,587	84,000	85,714	—	(1,714)
Expiring 12/18/19	Goldman Sachs International	THB	3,723	121,000	123,349	—	(2,349)
Expiring 12/18/19	HSBC Bank USA, N.A.	THB	6,955	230,000	230,449	—	(449)
Expiring 12/18/19	HSBC Bank USA, N.A.	THB	2,485	81,000	82,344	—	(1,344)

See Notes to Financial Statements.

78

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	3,819	$124,000	$126,551	$—	$(2,551)
Turkish Lira,
Expiring 11/27/19	HSBC Bank USA, N.A.	TRY	335	56,000	58,086	—	(2,086)
Expiring 12/18/19	Barclays Bank PLC	TRY	441	74,000	76,188	—	(2,188)
Expiring 12/18/19	Barclays Bank PLC	TRY	352	59,000	60,697	—	(1,697)
Expiring 12/18/19	Barclays Bank PLC	TRY	108	18,000	18,709	—	(709)
Expiring 12/18/19	Citibank, N.A.	TRY	407	67,341	70,365	—	(3,024)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TRY	1,541	254,794	266,028	—	(11,234)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TRY	473	78,047	81,738	—	(3,691)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	397	65,000	68,612	—	(3,612)
Expiring 12/24/19	BNP Paribas S.A.	TRY	2,328	500,000	401,315	98,685	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	TRY	3,179	561,206	548,138	13,068	—
Expiring 01/31/20	JPMorgan Chase Bank, N.A.	TRY	2,373	414,585	405,188	9,397	—
Expiring 04/30/20	Citibank, N.A.	TRY	1,818	240,300	303,534	—	(63,234)
Expiring 04/30/20	Citibank, N.A.	TRY	815	126,202	136,110	—	(9,908)
Expiring 04/30/20	Citibank, N.A.	TRY	251	35,000	41,981	—	(6,981)
Expiring 04/30/20	Goldman Sachs International	TRY	3,062	531,000	511,170	19,830	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	TRY	530	82,000	88,482	—	(6,482)
Expiring 06/30/20	Barclays Bank PLC	TRY	2,011	283,348	330,578	—	(47,230)
Expiring 06/30/20	Citibank, N.A.	TRY	1,570	163,000	258,097	—	(95,097)
Expiring 06/30/20	Citibank, N.A.	TRY	228	23,764	37,542	—	(13,778)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	79

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/30/20	JPMorgan Chase Bank, N.A.	TRY	770	$105,000	$126,611	$—	$(21,611)
Expiring 06/30/20	Morgan Stanley & Co. International PLC	TRY	3,630	551,000	596,739	—	(45,739)
Expiring 10/30/20	Deutsche Bank AG	TRY	281	37,000	44,842	—	(7,842)
Expiring 10/30/20	Goldman Sachs International	TRY	284	41,000	45,382	—	(4,382)
Expiring 02/26/21	Citibank, N.A.	TRY	1,635	201,000	252,655	—	(51,655)
Expiring 02/26/21	Citibank, N.A.	TRY	876	104,088	135,430	—	(31,342)
Expiring 02/26/21	Goldman Sachs International	TRY	1,152	173,000	178,042	—	(5,042)
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	TRY	1,140	136,912	176,127	—	(39,215)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	3,900	540,000	602,649	—	(62,649)
Expiring 05/28/21	Goldman Sachs International	TRY	567	76,000	85,541	—	(9,541)

				$86,761,715	$87,608,169	983,230	(1,829,684)

						$2,865,227	$(2,608,792)

Cross currency exchange contracts outstanding at October 31, 2019:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
11/27/19	Buy	EUR	227	ZAR	4,393	$—	$(36,075)	Citibank, N.A.
11/27/19	Buy	ZAR	1,815	EUR	105	2,397	—	Deutsche Bank AG
12/30/19	Buy	EUR	392	ZAR	6,807	—	(7,516)	Deutsche Bank AG
12/30/19	Buy	ZAR	4,061	EUR	245	—	(8,004)	Morgan Stanley & Co. International PLC
01/31/20	Buy	AUD	383	JPY	29,790	—	(12,938)	Deutsche Bank AG
01/31/20	Buy	EUR	242	TRY	1,476	19,613	—	Goldman Sachs International
01/31/20	Buy	TRY	3,694	EUR	508	60,528	—	Goldman Sachs International
02/28/20	Buy	JPY	76,480	AUD	1,015	12,109	—	Deutsche Bank AG
03/31/20	Buy	EUR	443	ZAR	7,484	13,663	—	Morgan Stanley & Co. International PLC
03/31/20	Buy	ZAR	8,528	EUR	459	35,998	—	Morgan Stanley & Co. International PLC
04/30/20	Buy	EUR	520	TRY	3,922	—	(67,992)	Goldman Sachs International

See Notes to Financial Statements.

80

Cross currency exchange contracts outstanding at October 31, 2019 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
04/30/20	Buy	TRY	5,147	EUR	559	$228,374	$—	BNP Paribas S.A.
07/29/20	Buy	EUR	603	TRY	5,835	—	(268,306)	BNP Paribas S.A.
07/29/20	Buy	TRY	4,271	EUR	351	298,876	—	Morgan Stanley & Co. International PLC
08/31/20	Buy	EUR	208	ZAR	4,012	—	(18,478)	Morgan Stanley & Co. International PLC
08/31/20	Buy	ZAR	1,782	EUR	101	—	(1,578)	Goldman Sachs International
09/30/20	Buy	JPY	4,712	GBP	36	—	(2,516)	Bank of America, N.A.
10/30/20	Buy	EUR	1,080	GBP	948	—	(7,421)	Morgan Stanley & Co. International PLC
11/27/20	Buy	AUD	322	JPY	23,989	—	(3,764)	Morgan Stanley & Co. International PLC
11/30/20	Buy	JPY	47,832	AUD	613	27,724	—	Deutsche Bank AG
12/23/20	Buy	EUR	26	ZAR	471	300	—	Goldman Sachs International
12/23/20	Buy	EUR	71	ZAR	1,220	4,942	—	Morgan Stanley & Co. International PLC
12/30/20	Buy	AUD	38	JPY	2,880	—	(944)	Goldman Sachs International
12/30/20	Buy	JPY	6,634	AUD	90	468	—	Deutsche Bank AG
12/30/20	Buy	JPY	42,570	AUD	578	2,678	—	Deutsche Bank AG
05/28/21	Buy	AUD	278	JPY	20,286	—	(745)	Deutsche Bank AG
05/28/21	Buy	JPY	28,854	AUD	416	—	(13,250)	Morgan Stanley & Co. International PLC
07/30/21	Buy	AUD	564	JPY	38,930	18,755	—	Morgan Stanley & Co. International PLC
10/31/23	Buy	AUD	367	JPY	24,589	9,104	—	Deutsche Bank AG
10/31/23	Buy	JPY	9,277	AUD	133	380	—	Goldman Sachs International
10/31/23	Buy	JPY	29,437	AUD	431	—	(5,056)	Morgan Stanley & Co. International PLC

						$735,909	$(454,583)

Credit default swap agreements outstanding at October 31, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*:
Federal Republic of Brazil (D01)	12/20/22	1.000%(Q)	750	0.731%	$7,046	$—	$7,046	Citibank, N.A.
Government of Malaysia (D01)	12/20/22	1.000%(Q)	150	0.280%	3,766	—	3,766	Citibank, N.A.
People’s Republic of China (D01)	12/20/22	1.000%(Q)	500	0.223%	13,274	—	13,274	Citibank, N.A.
Republic of Argentina (D01)	12/20/22	1.000%(Q)	150	117.935%	(94,324)	—	(94,324)	Citibank, N.A.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	81

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*(cont’d.):
Republic of Chile (D01)	12/20/22	1.000%(Q)	150	0.245%	$3,672	$—	$3,672	Citibank, N.A.
Republic of Colombia (D01)	12/20/22	1.000%(Q)	200	0.444%	3,655	—	3,655	Citibank, N.A.
Republic of Indonesia (D01)	12/20/22	1.000%(Q)	200	0.517%	3,838	—	3,838	Citibank, N.A.
Republic of Panama (D01)	12/20/22	1.000%(Q)	150	0.245%	3,673	—	3,673	Citibank, N.A.
Republic of Peru (D01)	12/20/22	1.000%(Q)	150	0.251%	3,644	—	3,644	Citibank, N.A.
Republic of Philippines (D01)	12/20/22	1.000%(Q)	150	0.267%	3,815	—	3,815	Citibank, N.A.
Republic of South Africa (D01)	12/20/22	1.000%(Q)	450	1.322%	(4,111)	—	(4,111)	Citibank, N.A.
Republic of Turkey (D01)	12/20/22	1.000%(Q)	750	2.780%	(38,572)	—	(38,572)	Citibank, N.A.
Russian Federation (D01)	12/20/22	1.000%(Q)	450	0.430%	8,361	—	8,361	Citibank, N.A.
United Mexican States (D01)	12/20/22	1.000%(Q)	650	0.525%	10,244	—	10,244	Citibank, N.A.
Emirate of Abu Dhabi (D02)	12/20/24	1.000%(Q)	200	0.462%	5,566	(217)	5,783	Barclays Bank PLC
Federal Republic of Brazil (D02)	12/20/24	1.000%(Q)	1,200	1.213%	(11,020)	(1,299)	(9,721)	Barclays Bank PLC
Government of Malaysia (D02)	12/20/24	1.000%(Q)	400	0.549%	11,571	(433)	12,004	Barclays Bank PLC
Kingdom of Saudi Arabia (D02)	12/20/24	1.000%(Q)	200	0.705%	3,143	(217)	3,360	Barclays Bank PLC
People’s Republic of China (D02)	12/20/24	1.000%(Q)	900	0.510%	27,437	(974)	28,411	Barclays Bank PLC

See Notes to Financial Statements.

82

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*(cont’d.):
Republic of Argentina (D02)	12/20/24	1.000%(Q)	500	103.524%	$(321,001)	$(541)	$(320,460)	Barclays Bank PLC
Republic of Chile (D02)	12/20/24	1.000%(Q)	200	0.436%	5,823	(217)	6,040	Barclays Bank PLC
Republic of Colombia (D02)	12/20/24	1.000%(Q)	500	0.818%	5,051	(541)	5,592	Barclays Bank PLC
Republic of Indonesia (D02)	12/20/24	1.000%(Q)	800	0.957%	10,111	(866)	10,977	Barclays Bank PLC
Republic of Lebanon (D02)	12/20/24	1.000%(Q)	200	18.956%	(90,890)	(217)	(90,673)	Barclays Bank PLC
Republic of Panama (D02)	12/20/24	1.000%(Q)	200	0.502%	5,165	(217)	5,382	Barclays Bank PLC
Republic of Peru (D02)	12/20/24	1.000%(Q)	200	0.530%	4,891	(217)	5,108	Barclays Bank PLC
Republic of Philippines (D02)	12/20/24	1.000%(Q)	200	0.508%	6,115	(217)	6,332	Barclays Bank PLC
Republic of South Africa (D02)	12/20/24	1.000%(Q)	900	1.857%	(36,805)	(974)	(35,831)	Barclays Bank PLC
Republic of Turkey (D02)	12/20/24	1.000%(Q)	1,200	3.341%	(126,467)	(1,299)	(125,168)	Barclays Bank PLC
Russian Federation (D02)	12/20/24	1.000%(Q)	800	0.756%	10,242	(866)	11,108	Barclays Bank PLC
State of Qatar (D02)	12/20/24	1.000%(Q)	200	0.467%	5,521	(217)	5,738	Barclays Bank PLC
United Mexican States (D02)	12/20/24	1.000%(Q)	1,200	0.927%	5,718	(1,299)	7,017	Barclays Bank PLC

					$(551,848)	$(10,828)	$(541,020)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	83

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices—Buy Protection(1)*:
CDX.EM.28.V2 (D01)	12/20/22	1.000%(Q)	4,850	$68,792	$(1,441)	$70,233	Citibank, N.A.
CDX.EM.32.V1 (D02)	12/20/24	1.000%(Q)	10,000	452,355	(8,607)	460,962	Barclays Bank PLC

				$521,147	$(10,048)	$531,195

*

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01—D02).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$(778)	$4,853	$(5,631)	Barclays Bank PLC
Hellenic Republic	06/20/23	1.000%(Q)		300	(467)	21,132	(21,599)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)		100	(3,080)	(1,850)	(1,230)	Bank of America, N.A.
Republic of Argentina	06/20/24	5.000%(Q)		395	240,109	238,698	1,411	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)		575	(8,896)	6,035	(14,931)	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	EUR	250	(3,613)	2,616	(6,229)	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)		100	(1,547)	1,178	(2,725)	Citibank, N.A.
Republic of Italy	06/20/28	1.000%(Q)	EUR	125	1,789	6,699	(4,910)	Barclays Bank PLC

					$223,517	$279,361	$(55,844)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Federal Republic of Brazil	12/20/20	1.000%(Q)	500	0.452%	$3,696	$(14,313)	$18,009	Deutsche Bank AG
Generalitat de Cataluna	12/20/22	1.000%(Q)	230	2.782%	(11,549)	(20,727)	9,178	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	300	1.188%	(1,617)	(23,977)	22,360	Bank of America, N.A.
Kingdom of Belgium	12/20/25	1.000%(Q)	1,000	0.226%	46,778	14,919	31,859	JPMorgan Chase Bank, N.A.

See Notes to Financial Statements.

84

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)(cont’d.):
Kingdom of Belgium	12/20/25	1.000%(Q)	500	0.226%	$23,389	$8,871	$ 14,518	JPMorgan Chase Bank, N.A.
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	250	0.255%	4,237	(2,107)	6,344	Barclays Bank PLC
Kingdom of Spain	12/20/20	1.000%(Q)	250	0.072%	2,936	480	2,456	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/22	1.000%(Q)	700	0.186%	15,652	3,337	12,315	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	1,050	0.256%	29,030	8,011	21,019	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	100	0.256%	2,765	1,133	1,632	Bank of America, N.A.
Kingdom of Spain	12/20/25	1.000%(Q)	750	0.445%	25,217	(10,091)	35,308	JPMorgan Chase Bank, N.A.
Oriental Republic of Uruguay	06/20/20	1.000%(Q)	250	0.449%	1,174	(308)	1,482	Citibank, N.A.
People’s Republic of China	12/20/20	1.000%(Q)	750	0.051%	8,984	(89)	9,073	JPMorgan Chase Bank, N.A.
Republic of Argentina	06/20/29	5.000%(Q)	395	80.552%	(242,145)	(243,843)	1,698	Citibank, N.A.
Republic of Chile	12/20/20	1.000%(Q)	500	0.122%	5,587	(544)	6,131	Deutsche Bank AG
Republic of Colombia	12/20/20	1.000%(Q)	500	0.240%	4,907	(4,973)	9,880	Deutsche Bank AG
Republic of Hungary	12/20/20	1.000%(Q)	750	0.156%	8,083	(4,862)	12,945	Barclays Bank PLC
Republic of Indonesia	06/20/23	1.000%(Q)	545	0.509%	10,119	(2,550)	12,669	Citibank, N.A.
Republic of Ireland	12/20/25	1.000%(Q)	500	0.316%	20,662	6,123	14,539	Barclays Bank PLC
Republic of Ireland	12/20/25	1.000%(Q)	500	0.316%	20,661	5,284	15,377	JPMorgan Chase Bank, N.A.
Republic of Ireland	12/20/26	1.000%(Q)	200	0.348%	9,040	(137)	9,177	JPMorgan Chase Bank, N.A.
Republic of Israel	12/20/20	1.000%(Q)	250	0.138%	2,747	677	2,070	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/20	1.000%(Q)	250	0.341%	2,166	21	2,145	JPMorgan Chase Bank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	575	0.888%	2,934	(14,368)	17,302	Citibank, N.A.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	85

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)(cont’d.):
Republic of Italy	06/20/23	1.000%(Q)	100	0.888%	$510	$(3,928)	$ 4,438	Citibank, N.A.
Republic of Italy	12/20/25	1.000%(Q)	750	1.300%	(11,857)	(17,536)	5,679	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/25	1.000%(Q)	500	1.300%	(7,905)	(12,008)	4,103	JPMorgan Chase Bank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	230	0.411%	5,082	—	5,082	Citibank, N.A.
Republic of Korea	12/20/19	1.000%(Q)	130	0.118%	310	156	154	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	100	0.210%	2,174	469	1,705	Citibank, N.A.
Republic of Peru	12/20/20	1.000%(Q)	500	0.126%	5,559	(3,232)	8,791	Deutsche Bank AG
Republic of South Africa	12/20/20	1.000%(Q)	375	0.759%	1,463	(5,707)	7,170	JPMorgan Chase Bank, N.A.
Republic of South Africa	12/20/23	1.000%(Q)	250	1.611%	(5,696)	(11,137)	5,441	Bank of America, N.A.
Republic of Turkey	12/20/19	1.000%(Q)	100	0.576%	176	(27)	203	Credit Suisse International
Republic of Turkey	12/20/20	1.000%(Q)	625	1.668%	(3,983)	(8,775)	4,792	Deutsche Bank AG
Republic of Turkey	06/20/23	1.000%(Q)	500	2.961%	(32,495)	(53,809)	21,314	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	200	2.961%	(12,999)	(20,989)	7,990	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	100	2.961%	(6,499)	(10,013)	3,514	BNP Paribas S.A.
Russian Federation	12/20/20	1.000%(Q)	375	0.196%	3,872	(5,853)	9,725	JPMorgan Chase Bank, N.A.
Russian Federation	12/20/21	1.000%(Q)	475	0.295%	7,648	(11,399)	19,047	Barclays Bank PLC
Russian Federation	06/20/23	1.000%(Q)	350	0.518%	6,397	(4,104)	10,501	Morgan Stanley &Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	50	0.518%	914	(699)	1,613	Morgan Stanley &Co. International PLC
Russian Federation	12/20/26	1.000%(Q)	350	1.084%	(1,546)	(24,565)	23,019	Citibank, N.A.

See Notes to Financial Statements.

86

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)(cont’d.):
State of Illinois	12/20/22	1.000%(Q)	210	1.122%	$(524)	$(5,234)	$4,710	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	200	1.582%	(5,187)	(10,206)	5,019	Goldman Sachs International
T-Mobile USA, Inc.	12/20/19	5.000%(Q)	125	0.144%	1,568	823	745	Credit Suisse International

					$(57,565)	$(501,806)	$444,241

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Sell Protection(2):
CDX.NA.HY.33.V1	12/20/24	5.000%(Q)	6,500	3.391%	$436,944	$501,341	$64,397

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices—Sell Protection(2):
CDX.EM.27.V2	06/20/22	1.000%(Q)	485	1.535%	$(6,026)	$(10,993)	$4,967	Citibank, N.A.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	87

Schedule of Investments (continued)

as of October 31, 2019

index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at October 31, 2019:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
6,238	3 Month LIBOR(Q)	EUR	5,000	3 Month EURIBOR minus 34.5bps(Q)	Citibank, N.A.	02/20/20	$702,785	$—	$702,785
1,095	3 Month LIBOR(Q)	EUR	1,000	(0.214)%(Q)	JPMorgan Chase Bank, N.A.	11/05/20	(16,723)	—	(16,723)
698	3 Month LIBOR(Q)	EUR	650	(0.274)%(Q)	JPMorgan Chase Bank, N.A.	11/17/20	(24,432)	—	(24,432)
428	3 Month LIBOR(Q)	EUR	400	(0.279)%(Q)	JPMorgan Chase Bank, N.A.	11/18/20	(16,320)	—	(16,320)
247	3 Month LIBOR(Q)	EUR	220	(0.443)%(Q)	JPMorgan Chase Bank, N.A.	08/22/21	2,777	—	2,777
438	3 Month LIBOR(Q)	EUR	400	(0.108)%(Q)	JPMorgan Chase Bank, N.A.	11/06/21	(9,634)	—	(9,634)
537	3 Month LIBOR(Q)	EUR	500	(0.007)%(Q)	JPMorgan Chase Bank, N.A.	05/17/22	(24,410)	—	(24,410)
376	3 Month LIBOR(Q)	EUR	350	0.015%(Q)	JPMorgan Chase Bank, N.A.	11/17/22	(19,253)	—	(19,253)
1,095	3 Month LIBOR(Q)	EUR	1,000	0.339%(Q)	JPMorgan Chase Bank, N.A.	11/05/24	(65,007)	—	(65,007)
107	3 Month LIBOR(Q)	EUR	100	0.355%(Q)	JPMorgan Chase Bank, N.A.	05/17/25	(8,981)	—	(8,981)
107	3 Month LIBOR(Q)	EUR	100	0.425%(Q)	JPMorgan Chase Bank, N.A.	11/12/25	(10,415)	—	(10,415)

							$510,387	$—	$510,387

See Notes to Financial Statements.

88

Inflation swap agreements outstanding at October 31, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	600	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(17,342)	$(17,342)
EUR	600	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	16,568	16,568

					$—	$(774)	$(774)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at October 31, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	650	03/14/27	3.170%(S)	6 Month BBSW(2)(S)	$—	$65,606	$65,606
AUD	420	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	35,442	40,477	5,035
AUD	470	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	190	67,152	66,962
BRL	1,005	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	8,995	8,995
BRL	1,569	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	16,328	16,328
BRL	1,707	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	18,564	18,564
BRL	4,844	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	52,317	52,317
BRL	1,587	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	111,693	111,693
BRL	3,103	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	266,187	266,187
BRL	888	01/02/25	9.985%(T)	1 Day BROIS(2)(T)	—	82,853	82,853
BRL	244	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	29,482	29,482
CAD	190	05/30/37	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	5,246	5,246
CAD	170	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(4)	14,553	14,557
CAD	140	05/30/47	2.240%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	—	(5,569)	(5,569)
CAD	136	01/09/48	2.640%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	3	(14,910)	(14,913)
CHF	350	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	—	19,855	19,855
CHF	100	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	8,346	11,119	2,773

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	89

Schedule of Investments (continued)

as of October 31, 2019

Interest rate swap agreements outstanding at October 31, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	250,000	04/05/29	3.885%(S)	1 Day CLOIS(2)(S)	$24,286	$30,544	$6,258
CLP	410,000	10/24/29	2.790%(S)	1 Day CLOIS(2)(S)	—	(4,345)	(4,345)
CNH	2,030	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(1,598)	(1,598)
CNH	2,900	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(2,733)	(2,733)
CNH	1,250	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(854)	(854)
CNH	8,180	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	10	(9,892)	(9,902)
CNH	1,700	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3)	(2,682)	(2,679)
CNH	1,700	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	(1,842)	(1,840)
CNH	2,000	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	(3,324)	(3,323)
CNH	2,910	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(11)	9	20
COP	1,364,000	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	804	27,123	26,319
CZK	64,710	05/31/20	2.138%(A)	3 Month PRIBOR(1)(Q)	—	(14,249)	(14,249)
CZK	14,000	04/27/22	0.925%(A)	6 Month PRIBOR(2)(S)	—	(13,561)	(13,561)
CZK	13,010	06/29/22	0.895%(A)	6 Month PRIBOR(2)(S)	—	(19,019)	(19,019)
CZK	16,700	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(10,343)	(10,343)
CZK	23,190	06/20/24	1.623%(A)	6 Month PRIBOR(1)(S)	—	9,121	9,121
CZK	7,145	04/27/27	1.300%(A)	6 Month PRIBOR(1)(S)	—	2,693	2,693
CZK	6,640	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	—	8,037	8,037
DKK	2,300	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	33,054	33,054
EUR	2,015	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(15,099)	(19,775)	(4,676)
EUR	1,000	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	4,643	(16,662)	(21,305)
EUR	400	06/29/22	0.219%(A)	6 Month EURIBOR(1)(S)	—	(7,680)	(7,680)
EUR	1,500	09/08/22	0.140%(A)	6 Month EURIBOR(1)(S)	—	(25,639)	(25,639)

See Notes to Financial Statements.

90

Interest rate swap agreements outstanding at October 31, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	2,135	08/15/25	0.395%(A)	6 Month EURIBOR(1)(S)	$—	$(91,851)	$(91,851)
EUR	220	05/11/27	0.736%(A)	6 Month EURIBOR(1)(S)	913	(17,400)	(18,313)
EUR	280	06/29/27	0.835%(A)	6 Month EURIBOR(2)(S)	—	24,514	24,514
EUR	270	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	8,558	(22,815)	(31,373)
EUR	1,845	05/11/29	0.750%(A)	6 Month EURIBOR(1)(S)	(43,985)	(161,041)	(117,056)
EUR	120	03/02/31	0.825%(A)	6 Month EURIBOR(2)(S)	(4,617)	12,122	16,739
EUR	290	03/31/31	0.874%(A)	6 Month EURIBOR(2)(S)	(1,791)	30,918	32,709
EUR	235	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)	1,950	36,274	34,324
EUR	100	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)	(3,146)	14,024	17,170
EUR	1,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	—	92,955	92,955
EUR	200	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	32,962	32,962
EUR	225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(5,476)	28,732	34,208
EUR	195	07/04/42	1.001%(A)	6 Month EURIBOR(1)(S)	13,017	(29,378)	(42,395)
GBP	295	05/15/24	0.963%(S)	6 Month GBP LIBOR(1)(S)	—	(3,793)	(3,793)
GBP	410	05/08/28	1.100%(S)	6 Month GBP LIBOR(2)(S)	(19,489)	14,106	33,595
GBP	100	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(1,001)	(6,820)	(5,819)
HKD	6,080	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	—	1,851	1,851
HKD	6,850	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	—	2,183	2,183
HKD	4,660	09/03/26	1.538%(Q)	3 Month HIBOR(1)(Q)	(26)	10,390	10,416
HUF	202,800	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	(349)	5,355	5,704
HUF	100,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	(19,200)	31,894	51,094
HUF	257,045	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	93,264	93,264

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	91

Schedule of Investments (continued)

as of October 31, 2019

Interest rate swap agreements outstanding at October 31, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	101,100	07/15/29	1.650	%(A)	6 Month BUBOR(2)(S)	$—	$14,775	$14,775
JPY	756,490	12/17/20	0.015	%(S)	6 Month JPY LIBOR(1)(S)	—	(7,560)	(7,560)
JPY	191,720	01/29/21	(0.014	)%(S)	6 Month JPY LIBOR(1)(S)	—	(1,751)	(1,751)
JPY	115,675	12/03/23	0.050	%(S)	6 Month JPY LIBOR(1)(S)	(1,027)	(7,684)	(6,657)
JPY	90,000	04/06/32	0.484	%(S)	6 Month JPY LIBOR(2)(S)	—	43,483	43,483
JPY	14,600	09/21/32	0.463	%(S)	6 Month JPY LIBOR(2)(S)	—	6,765	6,765
JPY	26,000	02/28/37	0.681	%(S)	6 Month JPY LIBOR(2)(S)	—	21,593	21,593
JPY	20,000	01/04/38	0.757	%(S)	6 Month JPY LIBOR(2)(S)	3,295	19,784	16,489
JPY	24,660	12/03/38	0.600	%(S)	6 Month JPY LIBOR(2)(S)	5,567	17,984	12,417
JPY	10,000	10/04/39	0.203	%(S)	6 Month JPY LIBOR(2)(S)	—	(148)	(148)
JPY	40,000	12/03/39	0.650	%(S)	6 Month JPY LIBOR(2)(S)	27,638	33,341	5,703
KRW	1,800,000	01/07/21	1.733	%(Q)	3 Month KWCDC(2)(Q)	—	6,369	6,369
KRW	50,000	09/10/28	2.043	%(Q)	3 Month KWCDC(2)(Q)	2,461	2,459	(2)
MXN	13,380	02/27/29	8.260	%(M)	28 Day Mexican Interbank Rate(2)(M)	4,126	83,637	79,511
NOK	3,400	03/15/27	2.103	%(A)	6 Month NIBOR(2)(S)	—	11,280	11,280
NOK	2,690	02/07/29	2.083	%(A)	6 Month NIBOR(2)(S)	3,478	9,413	5,935
NOK	2,000	10/07/29	1.660	%(A)	6 Month NIBOR(2)(S)	—	(3,819)	(3,819)
NZD	250	05/01/20	3.628	%(S)	3 Month BBR(2)(Q)	7,044	4,368	(2,676)
NZD	100	10/03/22	2.740	%(S)	3 Month BBR(2)(Q)	—	3,237	3,237
NZD	1,260	03/15/24	3.355	%(S)	3 Month BBR(2)(Q)	—	81,237	81,237
NZD	100	01/10/27	3.420	%(S)	3 Month BBR(2)(Q)	2,105	10,365	8,260

See Notes to Financial Statements.

92

Interest rate swap agreements outstanding at October 31, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	910	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	$50,865	$86,468	$35,603
NZD	1,000	10/07/29	1.130%(S)	3 Month BBR(2)(Q)	—	(17,324)	(17,324)
PLN	2,000	05/24/23	2.520%(A)	6 Month WIBOR(2)(S)	—	15,934	15,934
PLN	2,890	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	19,172	19,172
PLN	2,325	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	29,882	29,882
PLN	700	04/11/24	2.020%(A)	6 Month WIBOR(2)(S)	—	4,088	4,088
PLN	3,820	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	520	520
PLN	550	01/21/26	2.500%(A)	6 Month WIBOR(2)(S)	1,944	8,419	6,475
PLN	550	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	14,022	14,022
SEK	2,500	04/12/22	0.270%(A)	3 Month STIBOR(2)(Q)	—	1,319	1,319
SEK	4,000	03/15/24	0.840%(A)	3 Month STIBOR(2)(Q)	—	14,441	14,441
SEK	2,300	11/12/25	1.431%(A)	3 Month STIBOR(2)(Q)	—	20,469	20,469
SEK	265	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	—	1,598	1,598
SEK	2,600	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	5,402	22,389	16,987
SEK	3,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	4,583	4,583
SEK	4,000	10/07/29	0.180%(A)	3 Month STIBOR(2)(Q)	—	(10,244)	(10,244)
SGD	920	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	(13,154)	(13,154)
SGD	410	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	6,642	6,642
SGD	490	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	23,772	23,772
	5,790	03/12/20	2.405%(A)	1 Day USOIS(2)(A)	—	23,371	23,371
	4,840	04/25/20	2.328%(A)	1 Day USOIS(2)(A)	(78)	22,351	22,429
	34,485	05/11/20	1.763%(S)	3 Month LIBOR(1)(Q)	532,637	(96,746)	(629,383)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	93

Schedule of Investments (continued)

as of October 31, 2019

Interest rate swap agreements outstanding at October 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
3,760	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	$—	$29,527	$29,527
4,002	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	—	39,328	39,328
955	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	2,149	9,474	7,325
2,150	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(278)	(4,741)	(4,463)
10,090	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	9,793	(5,755)	(15,548)
5,585	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	26,135	8,397	(17,738)
1,370	11/22/21	1.792%(S)	3 Month LIBOR(2)(Q)	—	11,568	11,568
1,300	05/11/22	1.982%(S)	3 Month LIBOR(2)(Q)	(32,236)	20,514	52,750
4,080	05/11/23	2.000%(S)	3 Month LIBOR(2)(Q)	(148,427)	89,555	237,982
680	05/21/23	2.215%(S)	3 Month LIBOR(2)(Q)	—	20,837	20,837
1,470	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	4,670	(38,327)	(42,997)
850	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	169	(23,496)	(23,665)
1,095	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(1,623)	(31,827)	(30,204)
700	02/29/24	1.520%(S)	3 Month LIBOR(2)(Q)	—	1,902	1,902
1,585	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(23,555)	(53,888)	(30,333)
610	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	2,767	(15,404)	(18,171)
870	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(27,586)	(27,586)
7,500	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	27,668	(238,416)	(266,084)
985	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	1,791	(31,578)	(33,369)
475	09/01/24	1.972%(S)	3 Month LIBOR(2)(Q)	—	10,671	10,671
2,955	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	11,272	(140,233)	(151,505)
590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(38,192)	(38,192)

See Notes to Financial Statements.

94

Interest rate swap agreements outstanding at October 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
5,232	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	$(3,471)	$(471,009)	$(467,538)
1,293	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	—	(125,853)	(125,853)
1,000	11/06/25	2.116%(S)	3 Month LIBOR(1)(Q)	—	(40,621)	(40,621)
370	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(18,413)	(18,413)
965	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(3,155)	(60,458)	(57,303)
367	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	—	(22,160)	(22,160)
900	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	34	(58,058)	(58,092)
15,879	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(12,349)	(368,764)	(356,415)
657	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	9,056	(23,578)	(32,634)
525	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	2,544	(21,900)	(24,444)
265	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(12,407)	(12,407)
395	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	(21,634)	(21,453)
1,395	05/11/27	2.305%(S)	3 Month LIBOR(2)(Q)	(14,631)	85,983	100,614
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(15,851)	(15,851)
2,115	05/11/28	2.000%(S)	3 Month LIBOR(2)(Q)	(183,308)	85,293	268,601
360	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	—	(27,479)	(27,479)
4,899	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(76,506)	(527,951)	(451,445)
2,429	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(10,144)	(259,354)	(249,210)
190	10/16/33	2.890%(S)	3 Month LIBOR(2)(Q)	—	18,709	18,709
800	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(5,647)	71,918	77,565
1,165	05/11/38	2.200%(S)	3 Month LIBOR(1)(Q)	160,573	(92,277)	(252,850)
325	05/11/42	2.562%(S)	3 Month LIBOR(2)(Q)	141	51,451	51,310
85	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	2,920	2,920
55	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	(9,642)	(9,642)
50	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(10,101)	(10,101)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	95

Schedule of Investments (continued)

as of October 31, 2019

Interest rate swap agreements outstanding at October 31, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	770	05/11/48	2.300%(S)	3 Month LIBOR(1)(Q)	$113,717	$(96,012)	$(209,729)
	180	08/28/48	2.915%(S)	3 Month LIBOR(2)(Q)	—	47,566	47,566
ZAR	28,120	03/13/21	7.180%(Q)	3 Month JIBAR(2)(Q)	—	12,610	12,610
ZAR	25,240	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	—	(31,697)	(31,697)
ZAR	5,200	05/05/25	7.940%(Q)	3 Month JIBAR(2)(Q)	(13,294)	12,604	25,898
ZAR	4,100	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	(81)	14,331	14,412
ZAR	6,760	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	(24)	7,271	7,295
ZAR	4,500	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(35)	10,350	10,385
ZAR	7,500	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	—	11,947	11,947
ZAR	5,700	06/21/29	7.685%(Q)	3 Month JIBAR(2)(Q)	(28)	(1,543)	(1,515)
ZAR	8,000	10/03/29	7.580%(Q)	3 Month JIBAR(2)(Q)	—	(7,544)	(7,544)

					$472,925	$(923,146)	$(1,396,071)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC Interest Rate Swap Agreements:
AED	1,370	02/25/29	3.750%(A)	3 Month EIBOR(2)(Q)	$42,730	$—	$42,730	HSBC Bank USA, N.A.
CLP	220,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	32,951	—	32,951	Morgan Stanley & Co. International PLC
CLP	140,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	22,787	—	22,787	Morgan Stanley & Co. International PLC
CLP	62,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	10,263	—	10,263	Morgan Stanley & Co. International PLC
CLP	101,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	16,355	—	16,355	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

96

Interest rate swap agreements outstanding at October 31, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CLP	56,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	$9,705	$—	$9,705	Citibank, N.A.
CNH	2,000	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	856	(4)	860	UBS AG
COP	1,600,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	25,882	—	25,882	Morgan Stanley & Co. International PLC
COP	405,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	6,967	—	6,967	Morgan Stanley & Co. International PLC
COP	509,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	8,234	—	8,234	Morgan Stanley & Co. International PLC
COP	500,000	05/17/28	5.990%(Q)	1 Day COOIS(2)(Q)	8,396	—	8,396	Citibank, N.A.
COP	768,900	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	(3,421)	—	(3,421)	Morgan Stanley & Co. International PLC
COP	1,300,000	10/03/29	5.205%(Q)	1 Day COOIS(2)(Q)	(5,135)	—	(5,135)	Citibank, N.A.
ILS	700	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	10,730	—	10,730	Citibank, N.A.
ILS	350	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	6,988	—	6,988	Barclays Bank PLC
ILS	1,340	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	46,093	—	46,093	Citibank, N.A.
ILS	950	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	30,713	—	30,713	JPMorgan Chase Bank, N.A.
ILS	700	03/13/29	1.840%(A)	3 Month TELBOR(2)(Q)	20,331	—	20,331	HSBC Bank USA, N.A.
ILS	960	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	15,171	(266)	15,437	Citibank, N.A.
ILS	1,000	10/07/29	0.885%(A)	3 Month TELBOR(2)(Q)	(324)	—	(324)	Goldman Sachs International
RUB	37,890	05/17/24	8.660%(A)	3 Month MOSPRIME(2)(Q)	28,057	—	28,057	Goldman Sachs International
RUB	37,890	05/20/24	8.700%(A)	3 Month MOSPRIME(2)(Q)	28,606	—	28,606	Goldman Sachs International
RUB	40,000	06/20/29	9.580%(A)	3 Month MOSPRIME(2)(Q)	48,607	—	48,607	Goldman Sachs International
ZAR	1,060	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(2,910)	(35)	(2,875)	Deutsche Bank AG
ZAR	7,000	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(8,206)	(65)	(8,141)	Deutsche Bank AG

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	97

Schedule of Investments (continued)

as of October 31, 2019

Interest rate swap agreements outstanding at October 31, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC Interest Rate Swap Agreements (cont’d.):
ZAR	1,000	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	$3,445	$34	$3,411	Deutsche Bank AG
ZAR	6,575	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	10,326	54	10,272	Deutsche Bank AG

					$414,197	$(282)	$414,479

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$331,603	$(586,199)	$2,299,591	$(991,186)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$1,118,000	$1,002,979
J.P. Morgan Securities LLC	862,000	—

Total	$1,980,000	$1,002,979

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

98

The following is a summary of the inputs used as of October 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Cayman Islands	$—	$742,685	$—
Ireland	—	278,830	—
Spain	—	621,080	—
United States	—	1,972,204	—
Bank Loan
United States	—	123,670	—
Commercial Mortgage-Backed Securities
United States	—	901,993	—
Corporate Bonds
Brazil	—	590,370	—
Canada	—	1,569,316	—
China	—	571,808	—
France	—	785,889	—
Germany	—	425,136	—
Indonesia	—	988,909	—
Italy	—	572,627	—
Jamaica	—	105,002	—
Kazakhstan	—	163,516	—
Luxembourg	—	326,687	—
Mexico	—	810,817	—
Netherlands	—	857,909	—
Peru	—	190,715	—
Russia	—	393,255	—
South Africa	—	634,655	—
Spain	—	461,597	—
Switzerland	—	544,184	—
Ukraine	—	116,585	—
United Kingdom	—	1,719,869	—
United States	—	17,170,152	—
Residential Mortgage-Backed Securities
Bermuda	—	1,450,453	—
United States	—	608,351	—
Sovereign Bonds
Argentina	—	607,236	—
Brazil	—	1,019,251	—
Colombia	—	609,233	—
Croatia	—	609,122	—
Cyprus	—	3,017,790	—
Dominican Republic	—	159,852	—
Egypt	—	204,975	—
Greece	—	5,160,351	—
Indonesia	—	1,974,618	—
Iraq	—	201,484	—
Italy	—	2,363,854	—
Kazakhstan	—	380,922	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	99

Schedule of Investments (continued)

as of October 31, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Sovereign Bonds (continued)
Malaysia	$—	$240,329	$—
Peru	—	545,957	—
Portugal	—	2,676,929	—
Romania	—	665,456	—
Russia	—	125,740	—
Saudi Arabia	—	421,815	—
Senegal	—	115,316	—
Serbia	—	677,168	—
Spain	—	2,109,265	—
Turkey	—	893,291	—
Ukraine	—	872,014	—
United Arab Emirates	—	201,352	—
United Kingdom	—	291,493	—
U.S. Treasury Obligations	—	6,057,396	—
Common Stocks
United States	11,908	—	141,825
Affiliated Mutual Funds	4,773,723	—	—
Options Purchased	7,755	4,628,358	—

Total	$4,793,386	$72,528,831	$141,825

Liabilities
Options Written	$(7,000)	$(3,879,756)	$—

Other Financial Instruments*
Assets
Futures Contracts	$444,145	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	2,865,227	—
OTC Cross Currency Exchange Contracts	—	735,909	—
OTC Packaged Credit Default Swap Agreements	—	692,489	—
Centrally Cleared Credit Default Swap Agreement	—	64,397	—
OTC Credit Default Swap Agreements	—	528,335	—
OTC Currency Swap Agreements	—	705,562	—
Centrally Cleared Inflation Swap Agreement	—	16,568	—
Centrally Cleared Interest Rate Swap Agreements	—	2,975,726	—
OTC Interest Rate Swap Agreements	—	434,193	—

Total	$444,145	$9,018,406	$—

Liabilities
Futures Contracts	$(338,868)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(2,608,792)	—
OTC Cross Currency Exchange Contracts	—	(454,583)	—
OTC Packaged Credit Default Swap Agreements	—	(723,190)	—
OTC Credit Default Swap Agreements	—	(368,409)	—
OTC Currency Swap Agreements	—	(195,175)	—

See Notes to Financial Statements.

100

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
Centrally Cleared Inflation Swap Agreement	$—	$(17,342)	$—
Centrally Cleared Interest Rate Swap Agreements	—	(4,371,797)	—
OTC Interest Rate Swap Agreements	—	(19,996)	—

Total	$(338,868)	$(8,759,284)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2019 were as follows (unaudited):

Sovereign Bonds	34.8%
U.S. Treasury Obligations	8.0
Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	6.3
Options Purchased	6.2
Banks	5.4
Oil & Gas	4.7
Residential Mortgage-Backed Securities	4.2
Electric	3.3
Home Builders	2.2
Retail	2.1
Telecommunications	1.9
Media	1.9
Entertainment	1.8
Commercial Services	1.4
Chemicals	1.4
Collateralized Loan Obligations	1.4
Commercial Mortgage-Backed Securities	1.2
Healthcare-Services	1.1
Software	1.1
Other	1.1
Healthcare-Products	1.0
Diversified Financial Services	1.0
Auto Parts & Equipment	0.8
Real Estate Investment Trusts (REITs)	0.8
Pharmaceuticals	0.7
Packaging & Containers	0.7

Agriculture	0.7%
Aerospace & Defense	0.6
Insurance	0.6
Student Loans	0.5
Electrical Components & Equipment	0.5
Computers	0.4
Foods	0.4
Consumer Loans	0.3
Pipelines	0.3
Household Products/Wares	0.3
Transportation	0.2
Biotechnology	0.2
Electric Utilities	0.2
Building Materials	0.2
Apparel	0.2
Mining	0.2
Auto Manufacturers	0.2
Semiconductors	0.2
Lodging	0.1
Real Estate	0.1
Airlines	0.1

103.0
Options Written	(5.1)
Other assets in excess of liabilities	2.1

100.0%

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	101

Schedule of Investments (continued)

as of October 31, 2019

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker—variation margin swaps	$64,397	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	331,515		Premiums received for OTC swap agreements	585,829
Credit contracts	Unaffiliated investments	557		Options written outstanding, at value	12,054
Credit contracts	Unrealized appreciation on OTC swap agreements	1,159,654		Unrealized depreciation on OTC swap agreements	776,115
Equity contracts	Due from/to broker—variation margin futures	126	*	—	—
Equity contracts	Unaffiliated investments	7,755		Options written outstanding, at value	7,000
Foreign exchange contracts	Unaffiliated investments	4,599,183		Options written outstanding, at value	3,867,702
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	735,909		Unrealized depreciation on OTC cross currency exchange contracts	454,583
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,865,227		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,608,792
Interest rate contracts	Due from/to broker—variation margin futures	444,019	*	Due from/to broker—variation margin futures	338,868	*
Interest rate contracts	Due from/to broker—variation margin swaps	2,992,294	*	Due from/to broker—variation margin swaps	4,389,139	*
Interest rate contracts	Premiums paid for OTC swap agreements	88		Premiums received for OTC swap agreements	370
Interest rate contracts	Unaffiliated investments	28,618		—	—

See Notes to Financial Statements.

102

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on OTC swap agreements	$1,139,937	Unrealized depreciation on OTC swap agreements	$215,071

		$14,369,279		$13,255,523

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Forward Rate Agreements	Swaps
Credit contracts	$(56,962)	$73,333	$—	$—	$—	$1,116,744
Equity contracts	(2,001)	3,389	(7,113)	—	—	—
Foreign exchange contracts	(2,325,051)	2,093,790	—	317,349	—	—
Interest rate contracts	(35,520)	15,542	2,086,629	—	(6,719)	771,384

Total	$(2,419,534)	$2,186,054	$2,079,516	$317,349	$(6,719)	$1,888,128

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Forward Rate Agreements	Swaps
Credit contracts	$(257)	$(10,566)	$—	$—	$—	$31,381
Equity contracts	(1,303)	1,192	126	—	—	—
Foreign exchange contracts	(3,894,702)	4,226,165	—	(508,585)	—	—
Interest rate contracts	9,100	7,661	312,437	—	7,350	(1,698,843)

Total	$(3,887,162)	$4,224,452	$312,563	$(508,585)	$7,350	$(1,667,462)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	103

Schedule of Investments (continued)

as of October 31, 2019

For the year ended October 31, 2019, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$7,563,047	$244,720,585	$45,230,534	$59,371,023	$51,614,395

Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(4)	Forward Rate Agreements(2)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$62,646,482	$10,056,276	$2,452,000	$212,847,592	$9,678,705

Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)	Inflation Swap Agreements(2)
$32,124,400	$11,366,000	$2,062,977

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$412,925	$(412,925)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$690,314	$(544,070)	$146,244	$—	$146,244

See Notes to Financial Statements.

104

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Barclays Bank PLC	$839,421	$(838,740)	$681	$—	$681
BNP Paribas S.A.	856,970	(788,862)	68,108	—	68,108
Citibank, N.A.	1,839,563	(1,281,959)	557,604	(557,604)	—
Credit Suisse International	7,699	(31,501)	(23,802)	—	(23,802)
Deutsche Bank AG	1,756,974	(1,840,630)	(83,656)	—	(83,656)
Goldman Sachs International	1,011,012	(787,360)	223,652	(223,652)	—
HSBC Bank USA, N.A.	222,530	(179,549)	42,981	—	42,981
JPMorgan Chase
Bank, N.A.	522,202	(529,475)	(7,273)	—	(7,273)
Morgan Stanley & Co. International PLC	3,062,538	(1,527,155)	1,535,383	(1,520,000)	15,383
The Toronto-Dominion Bank	30,699	(56,321)	(25,622)	—	(25,622)
UBS AG	20,766	(114,894)	(94,128)	—	(94,128)

	$10,860,688	$(8,520,516)	$2,340,172	$(2,301,256)	$38,916

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	105

Statement of Assets and Liabilities

as of October 31, 2019

Assets
Investments at value, including securities on loan of $412,925:
Unaffiliated investments (cost $76,035,042)	$72,690,319
Affiliated investments (cost $4,773,697)	4,773,723
Cash	74,144
Foreign currency, at value (cost $41,166)	41,189
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,865,227
Unrealized appreciation on OTC swap agreements	2,299,591
Deposit with broker for centrally cleared/exchange-traded derivatives	1,980,000
Dividends and interest receivable	898,409
Unrealized appreciation on OTC cross currency exchange contracts	735,909
Receivable for Fund shares sold	361,790
Premiums paid for OTC swap agreements	331,603
Receivable for investments sold	146,888
Due from broker—variation margin futures	107,397
Due from Manager	3,130
Prepaid expenses and other assets	825

Total Assets	87,310,144

Liabilities
Options written outstanding, at value (proceeds received $8,029,594)	3,886,756
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,608,792
Payable for investments purchased	2,572,179
Unrealized depreciation on OTC swap agreements	991,186
Premiums received for OTC swap agreements	586,199
Unrealized depreciation on OTC cross currency exchange contracts	454,583
Payable to broker for collateral for securities on loan	422,702
Due to broker—variation margin swaps	290,645
Accrued expenses and other liabilities	167,949
Payable for Fund shares reacquired	137,136
Dividends payable	3,631
Distribution fee payable	2,482
Affiliated transfer agent fee payable	392

Total Liabilities	12,124,632

Net Assets	$75,185,512

Net assets were comprised of:
Shares of beneficial interest, at par	$7,169
Paid-in capital in excess of par	72,472,158
Total distributable earnings (loss)	2,706,185

Net assets, October 31, 2019	$75,185,512

See Notes to Financial Statements.

106

Class A
Net asset value and redemption price per share, ($8,693,492 ÷ 829,055 shares of beneficial interest issued and outstanding)	$10.49
Maximum sales charge (3.25% of offering price)	0.35

Maximum offering price to public	$10.84

Class C
Net asset value, offering price and redemption price per share, ($1,335,355 ÷ 127,571 shares of beneficial interest issued and outstanding)	$10.47

Class Z
Net asset value, offering price and redemption price per share, ($31,323,406 ÷ 2,986,420 shares of beneficial interest issued and outstanding)	$10.49

Class R6
Net asset value, offering price and redemption price per share, ($33,833,259 ÷ 3,225,638 shares of beneficial interest issued and outstanding)	$10.49

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	107

Statement of Operations

Year Ended October 31, 2019

Net Investment Income (Loss)
Income
Interest income (net of $1,551 foreign withholding tax)	$1,685,700
Affiliated dividend income	85,222
Income from securities lending, net (including affiliated income of $397)	4,341

Total income	1,775,263

Expenses
Management fee	323,534
Distribution fee(a)	10,429
Custodian and accounting fees	233,109
Shareholders’ reports	67,615
Audit fee	63,042
Registration fees(a)	60,741
Legal fees and expenses	17,123
Transfer agent’s fees and expenses (including affiliated expense of $1,533)(a)	16,065
Trustees’ fees	11,620
Miscellaneous	18,642

Total expenses	821,920
Less: Fee waiver and/or expense reimbursement(a)	(431,601)

Net expenses	390,319

Net investment income (loss)	1,384,944

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(2,433,126)
Futures transactions	2,079,516
Forward rate agreement transactions	(6,719)
Forward and cross currency contract transactions	317,349
Options written transactions	2,186,054
Swap agreement transactions	1,888,128
Foreign currency transactions	125,093

4,156,295

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $50)	(2,105,520)
Futures	312,563
Forward rate agreements	7,350
Forward and cross currency contracts	(508,585)
Options written	4,224,452
Swap agreements	(1,667,462)
Foreign currencies	11,918

274,716

Net gain (loss) on investment and foreign currency transactions	4,431,011

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,815,955

See Notes to Financial Statements.

108

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	5,778	4,651	—	—
Registration fees	15,017	14,017	17,690	14,017
Transfer agent’s fees and expenses	2,415	716	12,779	155
Fee waiver and/or expense reimbursement	(30,504)	(17,483)	(112,589)	(271,025)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	109

Statements of Changes in Net Assets

	Year Ended October 31,

	2019	2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,384,944	$1,017,413
Net realized gain (loss) on investment and foreign currency transactions	4,156,295	586,466
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	274,716	(1,092,321)

Net increase (decrease) in net assets resulting from operations	5,815,955	511,558

Dividends and Distributions
Distributions from distributable earnings
Class A	(133,757)	(151,047)
Class C	(26,454)	(8,361)
Class Z	(752,084)	(268,505)
Class R6	(2,607,572)	(1,912,042)

	(3,519,867)	(2,339,955)

Fund share transactions
Net proceeds from shares sold	42,096,780	14,967,908
Net asset value of shares issued in reinvestment of dividends and distributions	3,482,164	2,334,897
Cost of shares reacquired	(6,217,471)	(14,112,711)

Net increase (decrease) in net assets from Fund share transactions	39,361,473	3,190,094

Total increase (decrease)	41,657,561	1,361,697

Net Assets:
Beginning of year	33,527,951	32,166,254

End of year	$75,185,512	$33,527,951

See Notes to Financial Statements.

110

Notes to Financial Statements

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of six funds: PGIM Global Dynamic Bond Fund, PGIM Jennison Focused Growth Fund, PGIM QMA Large-Cap Value Fund and PGIM Strategic Bond Fund, each of which are diversified funds and PGIM QMA Global Tactical Allocation Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Global Dynamic Bond Fund (the “Fund”).

The investment objective of the Fund is to seek positive returns over the long term, regardless of market conditions.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when

PGIM Global Dynamic Bond Fund	111

Notes to Financial Statements (continued)

the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on

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the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be

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Notes to Financial Statements (continued)

sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

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Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward currency transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment

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Notes to Financial Statements (continued)

transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund

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since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

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Notes to Financial Statements (continued)

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two

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different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives

Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in

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Notes to Financial Statements (continued)

net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of October 31, 2019, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being

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Notes to Financial Statements (continued)

furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.70% of the Fund’s average daily net assets up to and including $2.5 billion, 0.675% of the next $2.5 billion and 0.65% of the average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.70% for the year ended October 31, 2019.

The Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.20% of average daily net assets for Class A shares, 1.95% of average daily net assets for Class C shares, 0.85% of average daily net assets for Class Z shares and 0.80% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the

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“Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the year ended October 31, 2019, PIMS received $7,864 in front-end sales charges resulting from sales of Class A shares. Additionally, for the year ended October 31, 2019, PIMS received $270 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the year ended October 31, 2019, no 17a-7

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Notes to Financial Statements (continued)

transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended October 31, 2019, were $46,753,074 and $11,258,914, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended October 31, 2019, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
PGIM Core Ultra Short Bond Fund*
$2,534,517	$40,829,061	$39,013,016	$—	$—	$4,350,562	4,350,562	$85,222
PGIM Institutional Money Market Fund*
303,228	1,031,406	911,523	50	—	423,161	423,076	397	**

$2,837,745	$41,860,467	$39,924,539	$50	$—	$4,773,723		$85,619

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date.

For the year ended October 31, 2019, the tax character of dividends paid by the Fund was $3,519,867 of ordinary income. For the year ended October 31, 2018, the tax character of dividends paid by the Fund were $2,093,262 of ordinary income and $246,693 of long-term capital gains.

As of October 31, 2019, the accumulated undistributed earnings on a tax basis was $2,630,004 of ordinary income.

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The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2019 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$73,860,218	$16,950,949	$(16,869,482)	$81,467

The differences between book basis and tax basis were primarily attributable to deferred losses on wash sales, straddles, mark-to-market of futures and forwards, amortization of bond premium and swaps.

The Fund utilized approximately $110,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2019.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more (prior to July 15, 2019, $500,000 or more on or after July 15, 2019) of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided into four classes, designated Class A, Class C, Class Z and Class R6.

PGIM Global Dynamic Bond Fund	125

Notes to Financial Statements (continued)

As of October 31, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 1,266 Class A shares, 1,229 Class C shares, and 3,204,283 Class R6 shares of the Fund. At reporting period end, four shareholders of record, each holding greater than 5% of the Fund, held 93% of the Fund’s outstanding shares, of which 45% were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended October 31, 2019:
Shares sold	969,644	$10,068,803
Shares issued in reinvestment of dividends and distributions	9,758	99,889
Shares reacquired	(208,645)	(2,163,631)

Net increase (decrease) in shares outstanding	770,757	$8,005,061

Year ended October 31, 2018:
Shares sold	974,161	$10,261,467
Shares issued in reinvestment of dividends and distributions	14,276	148,553
Shares reacquired	(967,756)	(10,133,020)

Net increase (decrease) in shares outstanding	20,681	$277,000

Class C
Year ended October 31, 2019:
Shares sold	112,022	$1,158,686
Shares issued in reinvestment of dividends and distributions	2,610	26,490
Shares reacquired	(9,747)	(100,967)

Net increase (decrease) in shares outstanding	104,885	$1,084,209

Year ended October 31, 2018:
Shares sold	15,206	$156,854
Shares issued in reinvestment of dividends and distributions	820	8,361
Shares reacquired	(35)	(348)

Net increase (decrease) in shares outstanding	15,991	$164,867

Class Z
Year ended October 31, 2019:
Shares sold	2,979,561	$30,661,450
Shares issued in reinvestment of dividends and distributions	73,041	748,213
Shares reacquired	(383,901)	(3,939,214)

Net increase (decrease) in shares outstanding	2,668,701	$27,470,449

Year ended October 31, 2018:
Shares sold	436,247	$4,539,217
Shares issued in reinvestment of dividends and distributions	25,773	265,941
Shares reacquired	(388,443)	(3,979,336)

Net increase (decrease) in shares outstanding	73,577	$825,822

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Class R6	Shares	Amount
Year ended October 31, 2019:
Shares sold	21,168	$207,841
Shares issued in reinvestment of dividends and distributions	259,401	2,607,572
Shares reacquired	(1,337)	(13,659)

Net increase (decrease) in shares outstanding	279,232	$2,801,754

Year ended October 31, 2018:
Shares sold	1,022	$10,370
Shares issued in reinvestment of dividends and distributions	185,827	1,912,042
Shares reacquired	(1)	(7)

Net increase (decrease) in shares outstanding	186,848	$1,922,405

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 –10/2/2019
Total Commitment	$ 900 million	$ 900 million
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended October 31, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for

PGIM Global Dynamic Bond Fund	127

Notes to Financial Statements (continued)

the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption

128

proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk: Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Asset-backed securities are another type of pass-through instruments that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities can also be collateralized by a portfolio of corporate bonds including junk bonds or other securities. The values of mortgage-backed and asset-backed securities vary with changes in interest rates and are particularly sensitive to prepayments (the risk is that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Fund to reinvest in lower yielding debt instruments) or extensions (the risk is that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall). Asset-backed securities are also subject to liquidity risk.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Global Dynamic Bond Fund	129

Financial Highlights

Class A Shares
	Year Ended October 31,			November 3, 2015(a) through October 31, 2016
	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.03	$10.56	$9.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.24	0.25	0.27	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.03	(0.14)	0.86	0.08
Total from investment operations	1.27	0.11	1.13	0.37
Less Dividends and Distributions:
Dividends from net investment income	(0.81)	(0.57)	(0.50)	(0.19)
Tax return of capital distributions	-	-	-	(0.25)
Distributions from net realized gains	-	(0.07)	-	-
Total dividends and distributions	(0.81)	(0.64)	(0.50)	(0.44)
Net asset value, end of period	$10.49	$10.03	$10.56	$9.93
Total Return(c):	13.32%	1.00%	11.69%	3.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,693	$585	$397	$18
Average net assets (000)	$2,311	$1,984	$122	$13
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.20%	1.20%	1.20%	1.20%	(f)
Expenses before waivers and/or expense reimbursement	2.52%	2.77%	5.51%	3.93%	(f)
Net investment income (loss)	2.26%	2.43%	2.60%	2.99%	(f)
Portfolio turnover rate(g)	33%	106%	63%	34%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

130

Class C Shares
	Year Ended October 31,			November 3, 2015(a) through October 31, 2016
	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.01	$10.54	$9.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.19	0.21	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.02	(0.16)	0.82	0.08
Total from investment operations	1.19	0.03	1.03	0.30
Less Dividends and Distributions:
Dividends from net investment income	(0.73)	(0.49)	(0.42)	(0.17)
Tax return of capital distributions	-	-	-	(0.20)
Distributions from net realized gains	-	(0.07)	-	-
Total dividends and distributions	(0.73)	(0.56)	(0.42)	(0.37)
Net asset value, end of period	$10.47	$10.01	$10.54	$9.93
Total Return(c):	12.48%	0.26%	10.65%	3.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,335	$227	$71	$20
Average net assets (000)	$465	$162	$60	$12
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.95%	1.95%	1.95%	1.95%	(f)
Expenses before waivers and/or expense reimbursement	5.71%	12.20%	9.28%	4.92%	(f)
Net investment income (loss)	1.67%	1.81%	2.05%	2.22%	(f)
Portfolio turnover rate(g)	33%	106%	63%	34%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	131

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,			November 3, 2015(a) through October 31, 2016
	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.03	$10.56	$9.94	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.22	0.29	0.29	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.09	(0.15)	0.86	0.07
Total from investment operations	1.31	0.14	1.15	0.40
Less Dividends and Distributions:
Dividends from net investment income	(0.85)	(0.60)	(0.53)	(0.19)
Tax return of capital distributions	-	-	-	(0.27)
Distributions from net realized gains	-	(0.07)	-	-
Total dividends and distributions	(0.85)	(0.67)	(0.53)	(0.46)
Net asset value, end of period	$10.49	$10.03	$10.56	$9.94
Total Return(c):	13.73%	1.33%	11.85%	4.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,323	$3,186	$2,578	$135
Average net assets (000)	$11,946	$4,160	$784	$52
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.85%	0.87%	0.95%	0.95%	(f)
Expenses before waivers and/or expense reimbursement	1.79%	2.14%	2.75%	3.26%	(f)
Net investment income (loss)	2.16%	2.84%	2.78%	3.37%	(f)
Portfolio turnover rate(g)	33%	106%	63%	34%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

132

Class R6 Shares
	Year Ended October 31,			November 3, 2015(a) through October 31, 2016
	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.02	$10.55	$9.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.34	0.30	0.32	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.98	(0.16)	0.82	0.08
Total from investment operations	1.32	0.14	1.14	0.39
Less Dividends and Distributions:
Dividends from net investment income	(0.85)	(0.60)	(0.52)	(0.21)
Tax return of capital distributions	-	-	-	(0.25)
Distributions from net realized gains	-	(0.07)	-	-
Total dividends and distributions	(0.85)	(0.67)	(0.52)	(0.46)
Net asset value, end of period	$10.49	$10.02	$10.55	$9.93
Total Return(c):	13.79%	1.37%	11.86%	4.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33,833	$29,530	$29,120	$26,049
Average net assets (000)	$31,497	$29,353	$27,313	$24,926
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.80%	0.83%	0.95%	0.95%	(f)
Expenses before waivers and/or expense reimbursement	1.66%	1.76%	2.33%	2.61%	(f)
Net investment income (loss)	3.39%	2.89%	3.15%	3.19%	(f)
Portfolio turnover rate(g)	33%	106%	63%	34%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	133

Report of Independent Registered Public Accounting Firm

To the Shareholders of PGIM Global Dynamic Bond Fund and Board of Trustees

Prudential Investment Portfolios 3:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of PGIM Global Dynamic Bond Fund (formerly PGIM Global Absolute Return Bond Fund), a series of Prudential Investment Portfolios 3, (the Fund), including the schedule of investments, as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended October 31, 2019, and the related notes (collectively, the financial statements) and the financial highlights for the years or period indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period ended October 31, 2019, and the financial highlights for the years or period indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian, transfer agent, and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

December 19, 2019

134

Federal Income Tax Information (unaudited)

For the year ended October 31, 2019, the Fund reports the maximum amount allowable but not less than 36.57% as interest related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2020, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of dividends received by you in calendar year 2019.

PGIM Global Dynamic Bond Fund	135

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS  (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 3/11/58 Board Member Portfolios Overseen: 96	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (since 2009); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 7/13/52 Board Member Portfolios Overseen: 96	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

PGIM Global Dynamic Bond Fund

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 7/9/52 Board Member Portfolios Overseen: 96	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

Barry H. Evans 11/2/60 Board Member Portfolios Overseen: 95	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014– 2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 10/13/56 Board Member & Independent Chair Portfolios Overseen: 96	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013
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Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 9/29/62 Board Member Portfolios Overseen: 95	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Synnex Corporation (since April 2019) (information technology); Independent Director, Kabbage, Inc. (since July 2018) (financial services); Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Michael S. Hyland, CFA 10/4/45 Board Member Portfolios Overseen: 96	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Brian K. Reid 9/22/61 Board Member Portfolios Overseen: 95	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

PGIM Global Dynamic Bond Fund

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 6/28/59 Board Member Portfolios Overseen: 95	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 10/5/62 Board Member & President Portfolios Overseen: 96	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

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Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 5/21/73 Board Member & Vice President Portfolios Overseen: 96	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara 9/11/55 Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012

PGIM Global Dynamic Bond Fund

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Dino Capasso 8/19/74 Chief Compliance Officer	Chief Compliance Officer (July 2019-Present) of PGIM Investments LLC; Chief Compliance Officer (July 2019-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global High Yield Fund, Inc., and PGIM High Yield Bond Fund, Inc.; Vice President and Deputy Chief Compliance Officer (June 2017-2019) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Andrew R. French 12/22/62 Secretary	Vice President of PGIM Investments LLC (December 2018-Present); formerly Vice President and Corporate Counsel (February 2010-December 2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Jonathan D. Shain 8/9/58 Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

Claudia DiGiacomo 10/14/74 Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Diana N. Huffman 4/14/82 Assistant Secretary	Vice President and Corporate Counsel (since September 2015) of Prudential; formerly Associate at Willkie Farr & Gallagher LLP (2009-2015).	Since March 2019

Kelly A. Coyne 8/8/68 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

Christian J. Kelly 5/5/75 Treasurer and Principal Financial and Accounting Officer	Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly, Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

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Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Lana Lomuti 6/7/67 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Russ Shupak 10/08/73 Assistant Treasurer	Vice President (since 2017) and Director (2013-2017), within PGIM Investments Fund Administration.	Since October 2019

Deborah Conway 3/26/69 Assistant Treasurer	Vice President (since 2017) and Director (2007-2017), within PGIM Investments Fund Administration.	Since October 2019

Elyse M. McLaughlin 1/20/74 Assistant Treasurer	Vice President (since 2017) and Director (2011-2017), within PGIM Investments Fund Administration.	Since October 2019

Charles H. Smith 1/11/73 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since January 2017

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

PGIM Global Dynamic Bond Fund

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Global Dynamic Bond Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit, and the Fund’s sub-subadvisory agreement with PGIM, Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser and, as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations,

[1]	PGIM Global Dynamic Bond Fund is a series of Prudential Investment Portfolios 3.
[2]

Grace C. Torres was an Interested Trustee of the Fund at the time the Board considered and approved the renewal of the Fund’s advisory agreements, but has since become an Independent Trustee of the Fund.

PGIM Global Dynamic Bond Fund

Approval of Advisory Agreements (continued)

the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to the terms of a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

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The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2018 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of

PGIM Global Dynamic Bond Fund

Approval of Advisory Agreements (continued)

the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2018. The Board considered that the Fund commenced operations on November 3, 2015 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2018. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by

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Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three-year period, though it underperformed over the one-year period.
•	The Board noted that the Fund commenced investment operations on November 3, 2015, and that longer-term performance was not yet available.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.20% for Class A shares, 1.95% for Class C shares, 0.80% for Class R6 shares, and 0.85% for Class Z shares through February 29, 2020.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•

The Board also noted information provided by PGIM Investments which indicated that because the Fund’s expense cap had not been in effect for the full fiscal year, the Fund’s ranking for net total expenses did not reflect the full impact of the expense cap,

PGIM Global Dynamic Bond Fund

Approval of Advisory Agreements (continued)

and that if the expense cap had been in effect for the full fiscal year, the Fund would have ranked in the first quartile of its Peer Group.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Global Dynamic Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends (as of the third month of the Fund’s fiscal quarter for reporting periods on or after September 30, 2019) will be made publicly available 60 days after the end of each quarter at sec.gov.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL DYNAMIC BOND FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PAJAX	PAJCX	PAJZX	PAJQX
CUSIP	74440K645	74440K637	74440K611	74440K629

MF233E

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services – (a) Audit Fees

For the fiscal years ended October 31, 2019 and October 31, 2018, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $ 112,716 and $111,600 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal year ended October 31, 2019, fees of $2,836 were billed to the Registrant for services rendered by KPMG in connection with an accounting system conversion and were paid by The Bank of New York Mellon. For the fiscal year ended October 31, 2018, there are no fees to report.

(c) Tax Fees

For the fiscal years ended October 31, 2019 and October 31, 2018: none.

(d) All Other Fees

For the fiscal years ended October 31, 2019 and October 31, 2018: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee – For the fiscal year ended October 31, 2019, 100% of the services referred to in Item 4(b) was approved by the audit committee. For the fiscal year ended October 31, 2018: none.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2019 and October 31, 2018 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants –

The registrant has a separately designated standing audit committee (the “Audit Committee”) established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the Audit Committee are Kevin J. Bannon (chair), Laurie Simon Hodrick, Michael S. Hyland, CFA, Brian K. Reid, and Keith F. Hartstein (ex-officio).

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 19, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	December 19, 2019